UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-71-FROST; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2

Dear Shareholders,

Pausing to reflect on 2012, as I did recently, leaves one with a sense of wonder. After 20 years working in the investment arena, you’d think the sum of my experiences would be broad enough that I would have experienced most of the variety our markets hold, but each year, especially the recent ones, seems to hold ‘special’ lessons, including ones I’d rather not learn. Needless to say, forecasting what we expect to see this year poses special risks when you look back and wonder ‘how the heck did that happen?’. My comments below reflect on the year that was 2011, and offer some thoughts about what we may see in the coming year.

2011 saw wide swings in volatility for both equities and fixed income. By the end of the year we had all become familiar with an increasingly malignant term, “Risk-on or Risk-off”, which came to highlight the fifth year that investors withdrew more money from equity mutual funds than they added. In fact, as the market’s closing bell in December brought an end to another year, the polarization of asset class performances became even more evident than it had been in the past.

While investors continued to reduce their asset weights in equity mutual funds, the corresponding cash flows into more conservative allocations found little comfort in the yields of money market funds or bond coupons. But even with the miniscule yields offered by many of the fixed income alternatives, net inflows into this asset class were large enough they drove it to the top performer list, driving yields down even further. The Barclays Capital U.S. Aggregate Bond Index was the benchmark to beat in 2011, though more conservative investors fared even better by buying longer dated Treasuries, with a full year return of over 30 percent for the 30 Year U.S. Treasury Bond, underscoring the nervousness of investors pretty emphatically. Callan Associates publishes an annual piece they call The Callan Periodic Table of Investment Returns; the 2012 edition shows that there were two other years in the past decade where the conservative bond investor fared better than their more aggressive equity investing brethren, 2002 and 2008, both years typified by harried investors in the midst of volatile markets.

Given the performance above, there is probably little surprise that the emerging market sector represented the worst investment for 2011. Despite this poor performance for 2011, this sector (courtesy of primarily China and India) was the winning investment allocation in six years of the last decade (2003-2007 and 2009), a result noted in the aforementioned Callan Associates report.

Investors with a more adventurous streak during 2011 were buffeted by catastrophes reminiscent of the ‘disaster’ movies from years gone by. For Japan and the Pacific Rim there were tsunamis, earthquakes and a nuclear power plant disaster; couple that with the ‘Arab Spring’ uprisings across the middle east and north Africa; then we have Eurozone bungling and domestic political stalemates providing little direction for investors, but lots of confusion. Low interest rates and determined Central Banks world wide certainly provided a safety net for investors, but lingering high unemployment levels, compounded by an ongoing housing market crisis, cast enough doubts to scare investors away from more “risk-on” asset classes domestically and globally. Given the erratic behavior of asset classes, the unresolved economic landscapes, the unsettled political framework… I suppose this supports some investor skittishness, as they reflect on the difficulties confronting markets today.

For 2011 investors favored bonds over equities and were rewarded for the choice. As 2012 plays out a return performance for bonds seems less likely, especially with rates at the very low levels they’re at presently, and the increasing threat of rate hikes in the future. Today there is evidence that the domestic economic front is delivering pockets of good news, which should serve as a buffer against the Eurozone policy actions of late, and potential Middle East geopolitical issues as they develop. Global markets will remain challenging but we expect 2012 to be a positive year for active management in these markets, with macro factors delivering some measure of improved performance. As a firm, we expect 2012 should also be a period where portfolio diversification once again provides a desirable damper for the volatility we expect to see in our domestic markets as the year progresses. While the financial markets have certainly seen a nice rebound through February, individual investors have remained on the sidelines. We believe this trend begins to reverse course in 2012 as investors become less cautious, to the benefit of ‘riskier’ asset classes. At the risk of jinxing it, I expect to see a market where “risk-on and risk-off” gets a rest.

1

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2

On behalf of the Frost Investment Advisor fund family, we appreciate the confidence our shareholders have placed in our investment management team. We are deeply honored that our clients have continued to invest within the Frost family of funds and we understand the fiduciary responsibilities this entails in the management and safeguarding of those assets.

Tom L. Stringfellow

President, Frost Investment Advisors, LLC.

This represents the Advisor’s assessment of the market environment at a specific point in time and should be not be relied upon by the reader as research or investment advice.

The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC registered, taxable and dollar denominated. The index covers the US investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset backed securities. Investors cannot invest directly in an index.

2

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST GROWTH EQUITY FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK‡ — 91.8%

Consumer Discretionary — 13.9%
Amazon.com*	17,046	$3,314,424
BorgWarner* (A)	61,965	4,624,448
DIRECTV, Cl A* (A)	146,685	6,602,292
Dollar General*	120,325	5,127,048
O’Reilly Automotive*	75,525	6,156,043
priceline.com* (A)	7,395	3,915,505
Starbucks	119,900	5,746,807
Starwood Hotels & Resorts Worldwide	99,360	5,389,287
Ulta Salon Cosmetics & Fragrance*	78,270	5,965,739

		46,841,593

Consumer Staples — 7.3%
Coca-Cola	107,569	7,264,135
Costco Wholesale	38,232	3,145,347
Mead Johnson Nutrition, Cl A	43,170	3,198,465
PepsiCo	70,344	4,619,490
Philip Morris International	85,277	6,376,161

		24,603,598

Energy — 11.1%
Anadarko Petroleum	87,640	7,074,301
Cameron International*	95,140	5,061,448
EOG Resources	40,628	4,312,256
Exxon Mobil	79,415	6,650,212
Halliburton	64,360	2,367,161
Peabody Energy	49,270	1,679,614
Schlumberger	95,513	7,179,712
Suncor Energy	97,380	3,359,610

		37,684,314

Description	Shares	Value
Financials — 2.9%
BlackRock, Cl A	18,361	$3,341,702
Invesco	125,189	2,825,516
MetLife	103,799	3,667,218

		9,834,436

Health Care — 7.2%
Allergan	63,618	5,592,658
Celgene*	108,582	7,893,911
Edwards Lifesciences*	69,870	5,776,153
Gen-Probe*	25,535	1,709,058
Salix Pharmaceuticals*	70,815	3,413,283

		24,385,063

Industrials — 13.3%
Cummins	67,443	7,014,072
Deere	80,965	6,975,135
FedEx	51,318	4,695,084
Lincoln Electric Holdings	137,805	5,918,725
PACCAR	75,285	3,327,597
Rockwell Automation	101,850	7,931,059
Union Pacific	80,771	9,232,933

		45,094,605

Information Technology — 30.5%
Apple*	51,505	23,511,002
ARM Holdings ADR	107,760	3,112,109
Baidu ADR*	26,295	3,353,138
Cognizant Technology Solutions, Cl A*	99,701	7,153,547
EMC* (A)	262,255	6,755,689
F5 Networks*	30,030	3,595,792
Fortinet*	224,360	5,117,652
Google, Cl A*	14,230	8,254,965
International Business Machines	17,445	3,359,907
Lam Research*	159,615	6,798,003
Mastercard, Cl A	11,643	4,139,902
NetApp*	193,480	7,301,935
Oracle	107,695	3,036,999
QUALCOMM	174,890	10,287,030
Visa, Cl A (A)	41,715	4,198,198
VMware, Cl A*	34,875	3,183,041

		103,158,909

Materials — 5.6%
Albemarle	66,035	4,246,711
Barrick Gold	68,255	3,362,241
BHP Billiton ADR (A)	36,058	2,864,447
Potash Corp. of Saskatchewan	110,836	5,180,475

The accompanying notes are an integral part of the financial statements.

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THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST GROWTH EQUITY FUND

Description	Shares/ Face Amount	Value

Praxair (A)	32,104	$3,409,445

		19,063,319

Total Common Stock (Cost $233,957,841)		310,665,837

CASH EQUIVALENTS** — 11.0%
AIM STIT-Government & Agency Portfolio, 0.020%	29,974,705	29,974,705
FFI Select Institutional Fund, 0.154% (B)	1,537,937	1,537,937
Fidelity Institutional Prime Money Market Fund, 0.208% (B)	2,142,020	2,142,020
Invesco AIM Liquid Asset Money Fund, 0.148% (B)	1,614,833	1,614,833
JPMorgan Prime Money Market Fund, 0.201% (B)	2,076,215	2,076,215

Total Cash Equivalents (Cost $37,345,710)		37,345,710

REPURCHASE AGREEMENTS (B)(C) — 6.4%
BNP Paribas
0.200%, dated 01/31/12, to be
repurchased on 02/01/12,
repurchase price $3,075,891	$3,075,874	3,075,874
HSBC Securities
0.250%, dated 01/31/12, to be
repurchased on 02/01/12,
repurchase price $9,381,480	9,381,414	9,381,414
Mizuho
0.150%, dated 01/31/12, to be
repurchased on 02/01/12,
repurchase price $9,227,659	9,227,621	9,227,621

Total Repurchase Agreements (Cost $21,684,909)		21,684,909

Total Investments — 109.2% (Cost $292,988,460)		$369,696,456

Percentages are based on Net Assets of $338,487,627.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2012.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $28,375,136.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $29,055,914.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

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THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST DIVIDEND VALUE EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 93.8%

Consumer Discretionary — 16.6%
Cinemark Holdings	469,830	$9,265,047
McDonald’s	121,622	12,046,659
Nordstrom	61,500	3,036,870
Staples	483,265	7,070,167
Time Warner Cable	160,679	11,845,256
Yum! Brands	137,072	8,680,770

		51,944,769

Consumer Staples — 5.8%
Coca-Cola	46,088	3,112,323
Kellogg	62,274	3,083,808
Kraft Foods, Cl A	199,425	7,637,978
Philip Morris International	58,443	4,369,783

		18,203,892

Energy — 11.8%
Cenovus Energy	80,625	2,937,975
Chevron	97,896	10,091,120
Ecopetrol ADR (A)	105,180	5,371,543
Exxon Mobil	36,823	3,083,558
Penn West Petroleum (A)	135,365	2,945,542
Schlumberger	39,067	2,936,666
Seadrill* (A)	185,025	6,864,427
Total ADR	51,845	2,746,230

		36,977,061

Description	Shares	Value
Financials — 10.5%
American Express	62,400	$3,128,736
Ameriprise Financial	62,135	3,327,329
BB&T (A)	230,194	6,258,975
East West Bancorp	151,550	3,328,038
Huntington Bancshares	514,105	2,935,540
JPMorgan Chase	124,960	4,661,008
MetLife	172,150	6,082,060
PNC Financial Services Group	52,635	3,101,254

		32,822,940

Health Care — 15.2%
Cardinal Health	126,509	5,443,682
Covidien	134,685	6,936,277
Humana	120,691	10,743,913
Medtronic	170,286	6,567,931
Merck	161,464	6,177,613
Novartis ADR	98,250	5,340,870
Teva Pharmaceutical Industries ADR	135,912	6,133,709

		47,343,995

Industrials — 5.3%
Emerson Electric	141,152	7,252,390
Honeywell International	54,902	3,186,512
Norfolk Southern	42,005	3,032,761
United Technologies	38,167	2,990,384

		16,462,047

Information Technology — 10.7%
Cisco Systems	402,473	7,900,545
Hewlett-Packard	272,614	7,627,740
International Business Machines	16,060	3,093,156
Maxim Integrated Products	55,325	1,484,923
SAP ADR (A)	103,221	6,242,806
Telefonaktiebolaget LM Ericsson ADR	760,675	7,051,457

		33,400,627

Materials — 3.5%
Air Products & Chemicals	33,463	2,945,748
BHP Billiton ADR (A)	59,672	4,740,344
Freeport-McMoRan Copper & Gold	68,438	3,162,520

		10,848,612

Telecommunication Services — 8.6%
AT&T	200,535	5,897,734
BCE (A)	152,865	6,236,892
Rogers Communications, Cl B (A)	156,315	6,010,312
Vodafone Group ADR	317,091	8,589,995

		26,734,933

The accompanying notes are an integral part of the financial statements.
5

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST DIVIDEND VALUE EQUITY FUND

Description	Shares/ Face Amount	Value
Utilities — 5.8%
American Water Works	279,640	$9,432,257
Aqua America (A)	388,980	8,580,899

		18,013,156

Total Common Stock (Cost $267,714,141)		292,752,032

CASH EQUIVALENTS** — 6.5%
AIM STIT-Government & Agency Portfolio, 0.020%	11,674,253	11,674,253
FFI Select Institutional Fund, 0.154% (B)	1,777,542	1,777,542
Fidelity Institutional Prime Money Market Fund, 0.208% (B)	2,475,739	2,475,739
Invesco AIM Liquid Asset Money Fund, 0.148% (B)	1,866,419	1,866,419
JPMorgan Prime Money Market Fund, 0.201%(B)	2,399,682	2,399,682

Total Cash Equivalents (Cost $20,193,635)		20,193,635

REPURCHASE AGREEMENTS (B)(C) — 8.0%
BNP Paribas 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $3,555,104	$3,555,084	3,555,084
HSBC Securities 0.250%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $10,843,081	10,843,006	10,843,006
Mizuho 0.150%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $10,665,296	10,665,251	10,665,251

Total Repurchase Agreements (Cost $25,063,341)		25,063,341

Total Investments — 108.3% (Cost $312,971,117)		$338,009,008

Percentages are based on Net Assets of $312,066,644.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2012.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $32,698,108.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $33,582,723.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.
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THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST STRATEGIC BALANCED FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 94.3%

Exchange Traded Funds — 60.8%
IQ Hedge Multi-Strategy Tracker ETF (A)	4,578	$126,078
iShares Barclays Aggregate Bond Fund	5,344	593,451
iShares Barclays IntermediateCredit
Bond Fund	1,174	127,262
iShares iBoxx Investment Grade
Corporate Bond Fund	3,215	373,583
iShares Lehman Treasury
Inflation-Protected Securities Fund (A)	2,154	257,102
iShares MSCI EAFE Index Fund	6,372	332,236
iShares MSCI Germany Index Fund (A)	4,819	102,789
iShares MSCI South Korea Index Fund	1,449	83,115
SPDR S&P 500 ETF Trust	18,911	2,481,313
Vanguard Large Cap Fund	30,471	1,831,002
Vanguard Mega Cap 300 Fund	6,939	311,492
Vanguard Mid Cap Fund	3,190	244,928
Vanguard MSCI Emerging Markets ETF	8,260	349,563
Vanguard Small Cap Value Fund	2,832	189,857

		7,403,771

Open-End Funds — 29.9%
Cohen & Steers Institutional Global Realty Shares	6,066	120,838
Cohen & Steers Institutional Realty Shares	3,038	127,003
Frost Total Return Bond Fund, Institutional Shares**	75,408	795,557
Ivy High Income Fund	86,335	704,492
Mainstay Convertible Fund	17,937	267,078
PIMCO Total Return Fund	95,157	1,058,149
Templeton Global Bond Fund	44,424	576,183

		3,649,300

Closed-End Funds — 3.6%
Eaton Vance Senior Floating-Rate Fund	18,312	280,723
Macquarie Global Infrastructure Total Return Fund	8,614	153,932

		434,655

Total Registered Investment Companies (Cost $11,047,193)		11,487,726

Description	Shares/ Face Amount	Value
COMMON STOCK — 1.0%

Materials — 1.0%
BHP Billiton ADR (A) (Cost $113,972)	1,494	$118,683

CASH EQUIVALENTS* — 5.9%
AIM STIT-Government & Agency Portfolio, 0.020%	592,987	592,987
FFI Select Institutional Fund, 0.154% (B)	26,112	26,112
Fidelity Institutional Prime Money Market Fund, 0.208% (B)	36,369	36,369
Invesco AIM Liquid Asset Money Fund, 0.148% (B)	27,418	27,418
JPMorgan Prime Money Market Fund, 0.201% (B)	35,251	35,251

Total Cash Equivalents (Cost $718,137)		718,137

REPURCHASE AGREEMENTS (B)(C) — 3.0%
BNP Paribas 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $52,225	$52,224	52,224
HSBC Securities 0.250%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $159,285	159,284	159,284
Mizuho 0.150%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $156,673	156,673	156,673

Total Repurchase Agreements (Cost $368,181)		368,181

Total Investments — 104.2% (Cost $12,247,483)		$12,692,727

Percentages are based on Net Assets of $12,176,789.

*	Rate shown is the 7-day effective yield as of January 31, 2012.
**	Affiliated Investment is a registered investment company which is managed by the Adviser or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended January 31, 2012 are as follows:

Balance of Shares Held as of 01/31/12	Value of Shares Held as of 01/31/12	Dividend Income	Realized Gain/Loss

75,408	$795,557	$23,221	$–
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $481,888.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $493,331.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.
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THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST DIVERSIFIED STRATEGIES FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 94.0%

Exchange Traded Funds — 76.2%
Consumer Discretionary Select Sector SPDR Fund	2,822	$116,605
Consumer Staples Select Sector SPDR Fund (A)	1,950	62,459
IQ Hedge Macro Tracker ETF	12,942	353,575
IQ Hedge Multi-Strategy Tracker ETF (A)	22,704	625,268
iShares Barclays Capital International 7-10 Year Treasury Bond Fund	1,000	106,480
iShares Dow Jones Select Dividend Index Fund (B)	16,100	865,858
iShares iBoxx Investment Grade Corporate Bond Fund (B)	1,052	122,242
iShares MSCI EAFE Index Fund (B)	2,500	130,350
iShares MSCI Emerging Markets Index Fund (B)	12,843	541,076
iShares MSCI Pacific ex-Japan Index Fund	13,500	578,880
iShares Russell 1000 Growth Index Fund* (B)	19,039	1,166,710
iShares Russell 1000 Value Index Fund (B)	11,820	779,056
iShares S&P 100 Index Fund (B)	10,387	617,715
iShares S&P Europe 350 Index Fund (B)	11,445	407,213
iShares S&P Global Energy Sector Index Fund	2,778	109,342
iShares S&P GlobalTimber & Forestry Index Fund	2,632	103,964
iShares S&P SmallCap 600 Index Fund (B)	7,280	529,984
Jefferies TR/J CRB Global Commodity Equity Index Fund (B)	6,400	296,877
Market Vectors Agribusiness ETF(B)	1,518	77,904
PowerShares Emerging Markets Sovereign Debt Portfolio (B)	6,461	177,096
PowerShares Global Listed Private Equity Portfolio (A)	11,700	103,545
ProShares Credit Suisse 130/30 ETF	6,683	396,101
ProShares Hedge Replication ETF	3,692	146,425

Description	Shares/ Contracts	Value
ProShares RAFI Long/Short ETF (A)	9,611	$364,257
ProShares Short S&P 500	1,700	65,671
ProShares Ultra S&P 500 (B)	8,900	449,895
Rydex S&P 500 Equal Weight ETF (B)	2,900	141,839
SPDR Barclays Capital International Treasury Bond ETF (A)	1,000	60,450
SPDR Dow Jones REIT ETF (A)	1,942	133,008

		9,629,845

Open-End Funds — 17.4%
AQR Diversified Arbitrage Fund	70,040	769,041
ASG Global Alternatives Fund	105,833	1,133,472
Rydex Series - Long/Short Commodities Strategy Fund	11,941	291,483

		2,193,996

Closed-End Fund — 0.4%
Kayne Anderson MLP Investment Co.	1,621	50,818

Total Registered Investment Companies (Cost $11,848,495)		11,874,659

PURCHASED OPTIONS* — 0.3%
iShares Barclays Capital International Put Option, Expires 06/16/12 Strike Price $95	20	100
iShares Europe 350 Put Option, Expires 03/17/12 Strike Price $30	114	6,840
iShares iBoxx Investment Grade Corporate Bond Fund Put Option, Expires 03/17/12 Strike Price $107	9	45
PowerShares Emerging Markets Sovereign Debt Portfolio Put Option, Expires 09/22/12 Strike Price $26	30	1,950
ProShares Ultra S&P 500 Put Option, Expires 03/17/12 Strike Price $42	15	795
ProShares Ultra S&P 500 Put Option, Expires 06/16/12 Strike Price $45	11	3,113
ProShares Ultra S&P 500 Put Option, Expires 03/17/12 Strike Price $44	55	4,015
ProShares Ultra S&P 500 Put Option, Expires 03/17/12 Strike Price $47	8	1,032
SPDR Barclays Capital International Put Option, Expires 04/21/12 Strike Price $60	10	1,400

The accompanying notes are an integral part of the financial statements.
8

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST DIVERSIFIED STRATEGIES FUND

Description	Contracts Shares/Face Amount	Value
SPDR S&P 500 ETF Trust, Expires 04/21/12 Strike Price $122	25	$5,175
SPDR S&P 500 ETF Trust, Expires 02/18/12 Strike Price $120	10	130
SPDR S&P 500 ETF Trust, Expires 03/17/12 Strike Price $122	25	2,650
SPDR S&P 500 ETF Trust, Expires 06/16/12 Strike Price $115	11	2,530
SPDR S&P 500 ETF Trust, Expires 03/17/12 Strike Price $113	173	6,055
SPDR S&P 500 ETF Trust, Expires 03/17/12 Strike Price $115	33	1,551
SPDR S&P 500 ETF Trust, Expires 03/17/12 Strike Price $119	7	525
SPDR S&P 500 ETF Trust, Expires 03/17/12 Strike Price $116	70	3,570

Total Purchased Options (Cost $155,843)		41,476

CASH EQUIVALENTS**— 6.2%
AIM STIT – Liquid Assets Portfolio, 0.020%	601,262	601,262
FFI Select Institutional Fund, 0.154% (C)	38,695	38,695
Fidelity Institutional Prime Money Market Fund, 0.208% (C)	53,893	53,893
Invesco AIM Liquid Asset Money Fund, 0.148% (C)	40,629	40,629
JPMorgan Prime Money Market Fund, 0.201% (C)	52,238	52,238

Total Cash Equivalents (Cost $786,717)		786,717

REPURCHASE AGREEMENTS (C)(D) — 4.3%
BNP Paribas 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $77,390	$ 77,389	77,389
HSBC Securities 0.250%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $236,039	236,038	236,038

Description	Face Amount/ Contracts	Value
Mizuho 0.150%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $232,169	$232,168	$232,168

Total Repurchase Agreements (Cost $545,595)		545,595

Total Investments — 104.8% (Cost $13,336,650)		$13,248,447

WRITTEN OPTIONS* — (1.2)%
iShares Dow Jones Select Dividend Call Option, Expires 03/17/12, Strike Price $56	(161)	$(3,220)
iShares Europe 350 Call Option, Expires 03/17/12, Strike Price $37	(37)	(18,500)
iShares Europe 350 Call Option, Expires 03/17/12, Strike Price $38	(77)	(38,500)
iShares iBoxx Investment Grade Corporate Bond Fund Call Option, Expires 02/18/12, Strike Price $114	(1)	(235)
iShares MSCI Call Option, Expires 04/21/12, Strike Price $46	(68)	(3,740)
iShares MSCI Call Option, Expires 04/21/12, Strike Price $43	(67)	(10,720)
iShares MSCI Call Option, Expires 03/17/12, Strike Price $53	(20)	(2,400)
iShares MSCI Emerging Markets Call Option, Expires 04/21/12, Strike Price $45	(64)	(5,120)
iShares MSCI Emerging Markets Call Option, Expires 03/17/12, Strike Price $44	(64)	(4,288)
iShares Russell 1000 Growth Index Call Option, Expires 03/17/12, Strike Price $63	(64)	(4,800)
iShares Russell 1000 Growth Index Call Option, Expires 05/19/12, Strike Price $65	(64)	(6,080)
iShares Russell 1000 Growth Index Call Option, Expires 02/18/12, Strike Price $64	(34)	(680)
iShares Russell 1000 Value Index Call Option, Expires 05/19/12, Strike Price $70	(42)	(4,200)
iShares Russell 1000 Value Index Call Option, Expires 02/18/12, Strike Price $69	(34)	(680)

The accompanying notes are an integral part of the financial statements.
9

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST DIVERSIFIED STRATEGIES FUND

Description	Contracts	Value
iShares Russell 1000 Value Index Call Option, Expires 02/18/12, Strike Price $67	(21)	$(1,155)
iShares S&P 100 Index Call Option, Expires 03/17/12, Strike Price $62	(24)	(1,080)
iShares S&P SmallCap 600 Call Option, Expires 05/19/12, Strike Price $73	(72)	(28,080)
Jefferies TR/J CRB Global Commodity Equity Index Fund Call Option, Expires 03/17/12, Strike Price $50	(31)	(1,860)
Market Vectors Agribusiness ETF Put Option, Expires 02/18/12, Strike Price $52	(15)	(750)
Proshares Ultra S&P 500 Call Option, Expires 03/17/12, Strike Price $55	(20)	(1,200)
Proshares Ultra S&P 500 Call Option, Expires 03/17/12, Strike Price $53	(55)	(6,875)
Rydex S&P 500 Equal Weight ETF Call Option, Expires 06/16/12, Strike Price $52	(28)	(3,640)

Total Written Options (Premiums Received $(90,162))		$(147,803)

Percentages are based on Net Assets of $12,637,377.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2012.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $713,514.
(B)	Underlying security for a written/purchased call/put option.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $731,050.
(D)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

RAFI — Research Affiliates Fundamental Index

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.
10

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 86.5%

Consumer Discretionary — 11.0%
Advance Auto Parts	47,100	$3,609,744
Best Buy (A)	135,000	3,233,250
Gannett	235,500	3,337,035
H&R Block	140,000	2,290,400
Home Depot	75,500	3,351,445
Staples	289,400	4,233,922

		20,055,796

Consumer Staples — 6.9%
Archer-Daniels-Midland	169,800	4,861,374
Avon Products	133,400	2,370,518
Wal-Mart Stores	85,400	5,240,144

		12,472,036

Energy — 6.1%
BP ADR	123,500	5,669,885
ConocoPhillips	15,100	1,029,971
Valero Energy	179,500	4,306,205

		11,006,061

Financials — 16.7%
Allstate	181,400	5,233,390
Annaly Capital Management‡ (A)	248,300	4,181,372
Bank of America	193,830	1,382,008
Barclays ADR (A)	163,800	2,216,214
Fidelity National Financial, Cl A	282,171	5,132,690
Lincoln National	35,567	766,113

Description	Shares	Value
Marsh & McLennan	227,800	$7,196,202
RenaissanceRe Holdings	17,300	1,264,803
XL Group, Cl A	151,250	3,065,838

		30,438,630

Health Care — 7.4%
Becton Dickinson	27,500	2,156,275
Johnson & Johnson	34,400	2,267,304
Novartis ADR	42,200	2,293,992
Teva Pharmaceutical Industries ADR	150,200	6,778,526

		13,496,097

Industrials — 9.9%
Boeing	84,800	6,290,464
Dover (A)	73,800	4,679,658
General Dynamics	13,500	933,660
Ingersoll-Rand (A)	42,100	1,470,974
Raytheon	96,700	4,640,633

		18,015,389

Information Technology — 13.9%
Applied Materials	181,100	2,223,908
Black Box	99,456	3,075,179
Hewlett-Packard	209,500	5,861,810
International Business Machines	45,200	8,705,520
Pulse Electronics	377,200	1,082,564
Western Union (A)	224,000	4,278,400

		25,227,381

Materials — 3.9%
Alcoa	87,900	893,064
Dow Chemical (A)	126,300	4,232,313
PPG Industries	21,100	1,890,138

		7,015,515

Telecommunication Services — 10.7%
AT&T	306,092	9,002,166
Nippon Telegraph & Telephone ADR	328,100	8,212,343
Verizon Communications	61,300	2,308,558

		19,523,067

Total Common Stock (Cost $173,070,619)		157,249,972

The accompanying notes are an integral part of the financial statements.
11

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

Description	Shares/Face Amount	Value
CASH EQUIVALENTS* — 14.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000%	23,873,788	$23,873,788
FFI Select Institutional Fund, 0.154% (B)	602,736	602,736
Fidelity Institutional Prime Money Market Fund, 0.208% (B)	839,483	839,483
Invesco AIM Liquid Asset Money Fund, 0.148% (B)	632,872	632,872
JPMorgan Prime Money Market Fund, 0.201% (B)	813,693	813,693

Total Cash Equivalents (Cost $26,762,572)		26,762,572

REPURCHASE AGREEMENTS (B)(C) — 4.7%
BNP Paribas 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $1,205,478	$1,205,471	1,205,471
HSBC Securities 0.250%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $3,676,712	3,676,687	3,676,687
Mizuho 0.150%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $3,616,428	3,616,413	3,616,413

Total Repurchase Agreements (Cost $8,498,571)		8,498,571

Total Investments — 105.9% (Cost $208,331,762)		$192,511,115

Percentages are based on Net Assets of $181,751,945.

*	Rate shown is the 7-day effective yield as of January 31, 2012.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $11,090,000.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $11,387,355.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.
12

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST SMALL CAP EQUITY FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 95.3%

Consumer Discretionary — 10.6%
Bally Technologies*	48,000	$2,026,560
Cooper Tire & Rubber	74,025	1,114,816
Dick’s Sporting Goods	45,230	1,863,928
Francesca’s Holdings* (A)	70,427	1,561,367
Guess ?	93,962	2,818,860
Hanesbrands*	82,000	2,017,200
Harman International Industries	46,000	1,941,200
Teavana Holdings* (A)	143,074	2,715,545
Valassis Communications*	77,437	1,761,692
Warnaco Group*	35,000	2,038,750

		19,859,918

Consumer Staples — 1.1%
Darling International*	139,000	2,123,920

Energy — 8.7%
Atwood Oceanics*	47,000	2,161,060
Berry Petroleum, Cl A (A)	43,000	1,935,430
CARBO Ceramics (A)	17,537	1,705,473
Carrizo Oil & Gas* (A)	41,559	1,009,468
Forest Oil*	98,205	1,276,665
Hercules Offshore*	268,731	1,206,602
Lufkin Industries	26,000	1,955,720
Oil States International*	41,739	3,326,181
Superior Energy Services* (A)	61,000	1,739,110

		16,315,709

Financials — 16.6%
Alterra Capital Holdings (A)	81,000	1,957,770
American Equity Investment Life Holding (A)	179,000	2,063,870
Aspen Insurance Holdings	73,000	1,938,880
Cathay General Bancorp (A)	117,000	1,841,580

Description	Shares	Value
Hanover Insurance Group	52,000	$1,890,720
Horace Mann Educators	121,798	1,904,921
Lazard, Cl A (B)	35,246	1,012,265
National Financial Partners* (A)	130,233	2,005,588
Och-Ziff Capital Management Group, Cl A	200,346	1,989,436
Pebblebrook Hotel Trust‡	64,291	1,425,974
Popular*	1,836,146	2,882,749
PrivateBancorp, Cl A	133,000	1,880,620
Reinsurance Group of America, Cl A	36,000	1,961,640
Umpqua Holdings	151,000	1,837,670
West Coast Bancorp* (A)	94,629	1,512,172
WSFS Financial	77,189	3,003,424

		31,109,279

Health Care — 13.2%
Alere*	76,000	1,835,400
Catalyst Health Solutions*	24,721	1,353,722
Cepheid* (A)	25,502	1,123,618
Health Net*	53,000	2,000,220
Integra LifeSciences Holdings*	59,000	1,741,680
ISTA Pharmaceuticals*	415,136	3,345,996
Jazz Pharmaceuticals*	18,001	837,046
LifePoint Hospitals*	51,000	2,049,690
Magellan Health Services*	39,000	1,903,980
Par Pharmaceutical*	53,000	1,913,830
PSS World Medical* (A)	80,000	1,941,600
Questcor Pharmaceuticals* (A)	43,785	1,551,302
Salix Pharmaceuticals*	33,723	1,625,449
Viropharma*	47,871	1,426,077

		24,649,610

Industrials — 19.6%
AerCap Holdings*	162,000	2,023,380
Atlas Air Worldwide Holdings*	44,394	2,114,708
Box Ships (A)	58,390	478,798
Cenveo* (A)	756,146	2,533,089
Chicago Bridge & Iron GDR, NY Shares (A)	48,000	2,043,840
Crane	40,000	1,920,000
Curtiss-Wright	49,000	1,830,640
GATX (A)	44,000	1,889,360
Harsco (A)	87,000	1,934,010
Kaydon	51,575	1,759,739
Kirby*	28,000	1,869,560
Korn/Ferry International*	88,000	1,445,840
Lennox International	49,000	1,773,800
MasTec*	101,105	1,647,000

The accompanying notes are an integral part of the financial statements.
13

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST SMALL CAP EQUITY FUND

Description	Shares	Value
Meritor*	316,340	$1,986,615
Regal-Beloit	32,945	1,870,288
Spirit Aerosystems Holdings, Cl A* (A)	82,000	1,864,680
WABCO Holdings*	33,895	1,757,456
Wabtec	29,000	1,994,910
Wesco Aircraft Holdings* (A)	130,942	1,831,879

		36,569,592

Information Technology — 18.5%
Advanced Energy Industries* (A)	129,293	1,375,677
Akamai Technologies*	88,665	2,859,446
Aruba Networks* (A)	58,581	1,299,327
Diebold	61,000	1,933,090
DST Systems	41,000	2,001,210
Emulex*	164,971	1,722,297
Finisar* (A)	95,000	1,924,700
Hittite Microwave*	34,093	1,875,797
Integrated Silicon Solution*	250,532	2,447,698
InterDigital (A)	23,868	890,754
JDS Uniphase*	148,000	1,878,120
Lattice Semiconductor*	242,000	1,645,600
Micrel	145,398	1,680,801
Microsemi* (A)	98,000	1,938,440
NCR*	113,000	2,116,490
Riverbed Technology*	73,141	1,750,996
Skyworks Solutions* (A)	79,937	1,725,040
Super Micro Computer*	84,846	1,432,200
Teradyne* (A)	124,000	2,027,400

		34,525,083

Materials — 7.0%
Gold Resource (A)	76,870	2,023,987
Intrepid Potash*	145,798	3,483,115
Molycorp* (A)	63,342	1,962,335
Scotts Miracle-Gro, Cl A (A)	41,000	1,941,760
Solutia	101,000	2,777,500
US Silica Holdings	47,274	808,953

		12,997,650

Total Common Stock (Cost $165,105,220)		178,150,761

CASH EQUIVALENTS** — 10.3%
AIM STIT-Government & Agency Portfolio, 0.020%	10,933,100	10,933,100
FFI Select Institutional Fund, 0.154% (B)	1,728,437	1,728,437
Fidelity Institutional Prime Money Market Fund, 0.208% (B)	2,407,347	2,407,347

Description	Shares/ Face Amount	Value
Invesco AIM Liquid Asset Money Fund, 0.148% (B)	1,814,859	$1,814,859
JPMorgan Prime Money Market Fund, 0.201% (B)	2,333,390	2,333,390

Total Cash Equivalents (Cost $19,217,133)		19,217,133

REPURCHASE AGREEMENTS (B)(C) — 13.0%
BNP Paribas 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $3,456,893	$3,456,874	3,456,874
HSBC Securities 0.250%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $10,543,540	10,543,466	10,543,466
Mizuho 0.150%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $10,370,666	10,370,623	10,370,623

Total Repurchase Agreements (Cost $24,370,963)		24,370,963

Total Investments —118.6% (Cost $208,693,316)		$221,738,857

Percentages are based on Net Assets of $186,957,080.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2012.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $31,585,593.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $32,654,996.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

Cl — Class

GDR — Global Depositary Receipt

NY — New York

The accompanying notes are an integral part of the financial statements.
14

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST INTERNATIONAL EQUITY FUND

SECTOR WEIGHTINGS†

†	Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK — 92.1%

Australia — 1.5%
BHP Billiton	97,728	$3,887,752

Brazil — 2.7%
BM&FBOVESPA	290,110	1,825,751
Embraer ADR	70,300	1,927,626
Natura Cosmeticos	148,800	3,188,511

		6,941,888

Canada — 5.9%
Canadian National Railway	57,400	4,330,768
Canadian Natural Resources	93,680	3,712,060
Cenovus Energy	80,910	2,953,409
Potash Corp. of Saskatchewan	88,367	4,130,274

		15,126,511

China — 5.6%
China Life Insurance, Cl H	873,900	2,574,901
China Merchants Bank, Cl H	1,743,080	3,847,988
Industrial & Commercial Bank of China, Cl H	4,588,400	3,212,726
Sinopharm Group, Cl H	863,300	2,046,067
Tencent Holdings	115,200	2,817,944

		14,499,626

Denmark — 2.6%
Novo Nordisk, Cl B	55,560	6,570,404

France — 6.5%
Air Liquide	38,846	4,888,647
LVMH Moet Hennessy Louis Vuitton	40,765	6,589,963
Publicis Groupe	76,444	3,845,296
Vallourec	20,900	1,411,320

		16,735,226

Description	Shares	Value
Germany — 10.4%
Adidas	83,625	$6,024,308
Allianz	36,600	4,023,903
Fresenius Medical Care	70,800	5,051,322
SAP	115,438	6,973,870
Siemens	48,900	4,613,835

		26,687,238

Hong Kong — 3.8%
CNOOC	2,565,175	5,272,516
Hong Kong Exchanges and Clearing	255,900	4,441,482

		9,713,998

Ireland — 1.3%
Covidien	66,700	3,435,050

Israel — 3.3%
Check Point Software Technologies*	52,334	2,945,881
Teva Pharmaceutical Industries ADR	125,164	5,648,651

		8,594,532

Japan — 10.7%
Canon	85,236	3,680,137
Dai-ichi Life Insurance	1,385	1,454,068
FANUC	18,755	3,152,907
KDDI	549	3,479,882
Komatsu	210,380	5,933,158
Mitsubishi UFJ Financial Group	964,700	4,418,377
Toyota Motor	145,755	5,374,955

		27,493,484

Mexico — 1.6%
Wal-Mart de Mexico, Ser V	1,299,780	4,014,745

Netherlands — 2.7%
Schlumberger	74,250	5,581,373
Yandex, Cl A* (A)	70,400	1,434,048

		7,015,421

South Korea — 1.5%
Hyundai Motor	19,914	3,918,264

Sweden — 2.4%
Hennes & Mauritz, B Shares	143,784	4,708,788
Svenska Handelsbanken, Cl A	52,000	1,559,954

		6,268,742

Switzerland — 7.6%
Credit Suisse Group	177,000	4,593,306
Julius Baer Group	57,505	2,337,195
Nestle	106,500	6,105,059
Novartis	86,687	4,691,385
Swatch Group	4,650	1,959,650

		19,686,595

The accompanying notes are an integral part of the financial statements.
15

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST INTERNATIONAL EQUITY FUND

Description	Shares	Value
Taiwan — 0.4%
HTC	62,114	$1,019,967

Turkey — 0.8%
Turkiye Garanti Bankasi	584,400	2,111,932

United Kingdom — 20.8%
ARM Holdings	270,494	2,597,626
BG Group	260,417	5,846,950
British American Tobacco	135,337	6,220,111
Carnival	101,856	3,033,148
Kingfisher	1,127,876	4,543,989
Pearson	170,654	3,153,985
Reckitt Benckiser Group	123,456	6,566,891
Rolls-Royce Holdings	178,760	2,071,563
SABMiller	87,023	3,301,686
Standard Chartered	258,819	6,255,567
Tesco	924,189	4,653,854
Vodafone Group	1,953,970	5,258,368

		53,503,738

Total Common Stock (Cost $209,303,929)		237,225,113

PREFERRED STOCK — 1.9%

Germany — 1.9%
Volkswagen (Cost $2,485,456)	27,489	4,866,248

CASH EQUIVALENTS** — 5.1%
AIM STIT-Government & Agency Portfolio, 0.020%	12,816,492	12,816,492
FFI Select Institutional Fund, 0.154% (B)	76,552	76,552
Fidelity Institutional Prime Money Market Fund, 0.208% (B)	106,620	106,620
Invesco AIM Liquid Asset Money Fund, 0.148% (B)	80,379	80,379
JPMorgan Prime Money Market Fund, 0.201% (B)	103,345	103,345

Total Cash Equivalents (Cost $13,183,388)		13,183,388

Description	Face Amount	Value
REPURCHASE AGREEMENTS (B)(C) — 0.4%
BNP Paribas 0.200%, dated 01/31/12,to be repurchased on 02/01/12, repurchase price $153,104	$153,104	$153,104
HSBC Securities 0.250%, dated 01/31/12,to be repurchased on 02/01/12, repurchase price $466,969	466,965	466,965
Mizuho 0.150%, dated 01/31/12,to be repurchased on 02/01/12, repurchase price $459,312	459,310	459,310

Total Repurchase Agreements (Cost $1,079,379)		1,079,379

Total Investments — 99.5% (Cost $226,052,152)		$256,354,128

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2012 is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation
State Street	02/23/12 - 05/09/12	EUR 14,589,100	USD 19,716,403	$630,296

Percentages are based on Net Assets of $257,658,311.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2012.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $1,410,728.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $1,446,275.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

Ser — Series

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.
16

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST LOW DURATION BOND FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 31.9%

Automotive — 20.5%
AmeriCredit Automobile
Receivables Trust, Ser 2010-3, Cl D
4.980%, 01/08/18	$4,000,000	$4,271,069
AmeriCredit Automobile
Receivables Trust,
Ser 2010-4, Cl C
2.760%, 05/09/16	4,000,000	4,063,780
AmeriCredit Automobile
Receivables Trust, Ser 2011-2, Cl D
4.000%, 05/08/17	2,000,000	2,032,480
Avis Budget Rental Car Funding
AESOP, Ser 2011-5A, Cl A
3.270%, 02/20/18 (A)	3,500,000	3,548,010
Chrysler Financial Auto Securitization
Trust, Ser 2010-A, Cl D
3.520%, 08/08/16	4,000,000	4,044,939
CPS Auto Trust, Ser 2010-A, Cl A
2.890%, 03/15/16 (A)	1,811,380	1,814,076
CPS Auto Trust, Ser 2011-A, Cl A
2.820%, 04/16/18 (A)	2,058,665	2,031,950
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/18 (A)	1,754,408	1,752,331
DT Auto Owner Trust,
Ser 2010-1A, Cl D
5.920%, 09/15/16 (A)	500,000	510,789
DT Auto Owner Trust, Ser 2011-2A,
Cl D 4.360%, 12/15/16 (A)	3,500,000	3,521,685
Ford Credit Auto Owner Trust,
Ser 2010-B, Cl C
2.770%, 05/15/16	500,000	517,312

Description	Face Amount	Value
Hertz Vehicle Financing,
Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	$500,000	$508,255
Navistar Financial Owner Trust,
Ser 2010-A, Cl C
6.160%, 05/18/18 (A)	10,000,000	10,139,844
Rental Car Finance,
Ser 2011-1A, Cl B1
4.380%, 02/25/16 (A)	3,000,000	3,054,076
Santander Drive Auto
Receivables Trust,
Ser 2010-3, Cl C
3.060%, 11/15/17	5,000,000	5,019,978
Santander Drive Auto
Receivables Trust,
Ser 2011-S1A, Cl C
1.890%, 05/15/17 (A)	1,465,112	1,457,349
Volkswagen Auto Loan Enhanced
Trust, Ser 2011-1, Cl A2
0.670%, 12/20/13	197,479	197,610

		48,485,533

Credit Cards — 4.1%
Charming Shoppes Master Trust,
Ser 2007-1A, Cl A1
1.535%, 09/15/17 (A) (B)	2,500,000	2,503,206
Charming Shoppes Master Trust,
Ser 2007-1A, Cl B1
2.285%, 09/15/17 (A) (B)	5,000,000	5,000,177
World Financial Network Credit Card
Master Trust II, Ser 2010-1A, Cl A
4.160%, 09/15/17 (A)	500,000	505,273
World Financial Network Credit Card
Master Trust, Ser 2006-A, Cl B
0.635%, 02/15/17 (A) (B)	750,000	736,470
World Financial Network Credit Card
Master Trust, Ser 2010-A, Cl B
6.750%, 04/15/19	1,000,000	1,110,089

		9,855,215

Other Asset-Backed Securities — 7.3%
CLI Funding, Ser 2011-2A,
Cl Note 4.940%, 10/18/26 (A)	1,461,212	1,482,408
CNH Wholesale Master Note Trust,
Ser 2011-1A, Cl B
1.935%, 12/15/15 (A) (B)	1,000,000	999,591
DSC Floorplan Master Owner Trust,
Ser 2011-1, Cl A
3.910%, 03/15/16 (A)	3,500,000	3,557,846
Marriott Vacation Club Owner Trust,
Ser 2009-2A, Cl A
4.809%, 07/20/31 (A)	1,530,360	1,568,158
National Collegiate Student Loan Trust,
Ser 2004-2, Cl A3
0.486%, 04/26/27 (B)	2,597,253	2,533,858

The accompanying notes are an integral part of the financial statements.
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FROST LOW DURATION BOND FUND

Description	Face Amount	Value
Sierra Receivables Funding,
Ser 2007-2A, Cl A2
1.281%, 09/20/19 (A) (B)	$656,085	$636,484
Sierra Receivables Funding,
Ser 2010-1A, Cl A1
4.480%, 07/20/26 (A)	1,758,744	1,853,099
TAL Advantage, Ser 2011-2A, Cl A
4.310%, 05/20/26 (A)	2,800,000	2,751,918
Textainer Marine Containers,
Ser 2011-1A, Cl A
4.700%, 06/15/26 (A)	1,883,333	1,863,935

		17,247,297

Total Asset-Backed Securities
(Cost $74,631,351)		75,588,045

MORTGAGE-BACKED SECURITIES — 28.2%

Agency Mortgage-Backed Obligations — 21.8%
FHLMC REMIC, Ser 2010-3747,
Cl UF 0.770%, 10/15/40 (B)	9,234,976	9,220,128
FNMA REMIC, Ser 2011-84, Cl F
0.626%, 01/25/40 (B)	9,638,516	9,603,036
GNMA, Ser 2009-108, Cl WG
4.000%, 09/20/38	5,769,874	6,043,153
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	1,290,948	1,302,207
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	8,188,162	8,783,390
GNMA, Ser 2010-80, Cl F
0.681%, 04/20/40 (B)	2,493,460	2,493,611
GNMA, Ser 2011-125, Cl BG
2.250%, 12/20/30	4,891,681	5,000,143
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	8,974,569	9,241,703

		51,687,371

Non-Agency Mortgage-Backed Obligations — 6.4%
Banc of America Merrill Lynch
Commercial Mortgage, Ser 2006-6,
Cl A4 5.356%, 10/10/45	3,000,000	3,290,817
Holmes Master Issuer, Ser 2012-1A,
Cl A2 2.165%, 10/15/54 (A) (B)	3,000,000	3,000,000
LB-UBS Commercial Mortgage Trust,
Ser 2006-C7, Cl A3
5.347%, 11/15/38	3,000,000	3,315,612
Morgan Stanley Capital I, Ser 2003-IQ4,
Cl C 4.270%, 05/15/40	2,000,000	1,952,446
Morgan Stanley Capital I, Ser 2007-T27,
Cl A4 5.638%, 06/11/42 (B)	3,000,000	3,480,216

		15,039,091

Total Mortgage-Backed Securities
(Cost $65,969,026)		66,726,462

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 28.0%

Consumer Discretionary — 1.5%
Macy’s Retail Holdings
5.900%, 12/01/16	$3,000,000	$3,463,851

Consumer Staples — 1.9%
Clorox
5.950%, 10/15/17	3,000,000	3,509,862
CVS Caremark
4.875%, 09/15/14	1,000,000	1,097,941

		4,607,803

Energy — 3.7%
BP AMI Leasing (A)
5.523%, 05/08/19	3,000,000	3,498,249
KFW
1.000%, 01/12/15	2,000,000	2,009,392
Noble Holding International
3.450%, 08/01/15	3,000,000	3,130,818

		8,638,459

Financials — 15.8%
Bank of America
4.875%, 09/15/12	10,000,000	10,187,510
Citigroup (B)
0.659%, 03/07/14	10,000,000	9,466,590
Hartford Financial Services Group
4.000%, 03/30/15	5,000,000	5,089,240
HSBC Finance (B)
0.957%, 06/01/16	3,000,000	2,660,427
Metropolitan Life Global
Funding I (A)
5.125%, 06/10/14	3,000,000	3,259,959
Morgan Stanley (B) (C)
2.161%, 01/24/14	5,000,000	4,809,620
UBS MTN (C)
2.250%, 08/12/13	2,000,000	2,008,398

		37,481,744

Health Care — 1.4%
Express Scripts (C)
6.250%, 06/15/14	3,000,000	3,288,153

Industrials — 1.5%
Ingersoll-Rand Global Holding
9.500%, 04/15/14	3,000,000	3,478,350

Information Technology — 2.2%
Applied Materials
2.650%, 06/15/16	3,000,000	3,130,893
Fiserv
3.125%, 10/01/15	2,000,000	2,057,720

		5,188,613

Total Corporate Obligations
(Cost $64,744,662)		66,146,973

The accompanying notes are an integral part of the financial statements.
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FROST LOW DURATION BOND FUND

Description	Face Amount/ Shares	Value
MUNICIPAL BONDS — 5.6%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB (B) Callable 02/15/12 @ 100 1.065%, 10/15/12	$2,000,000	$2,000,020
New York, Institute of Technology, Ser A-RMKT, RB 4.799%, 03/01/14	3,400,000	3,528,520
North Carolina, Eastern Municipal Power Agency, Ser C, RB 4.430%, 01/01/14	1,500,000	1,549,695
Oklahoma County, Finance Authority, Build America Bonds, RB 5.350%, 09/01/15	750,000	832,208
San Antonio, Convention Center Finance, Ser B, RB, AMBAC 4.800%, 07/15/13	1,215,000	1,245,958
South Texas Higher Education Authority, Ser 2012-1, Cl A1 (B) 1.061%, 10/01/20	2,000,000	1,981,840
Will County, Community Unit School District No. 365 Valley View, Ser B, GO 4.750%, 11/01/15	2,000,000	2,192,100

Total Municipal Bonds (Cost $12,837,514)		13,330,341

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Notes
1.375%, 12/31/18	2,500,000	2,525,585
1.250%, 01/31/19	2,500,000	2,500,780

Total U.S. Treasury Obligations (Cost $5,017,201)		5,026,365

CASH EQUIVALENTS* — 0.7%
AIM STIT-Government & Agency Portfolio, 0.020%	253,707	253,707
FFI Select Institutional Fund, 0.154% (D)	266,112	266,112
Fidelity Institutional Prime Money Market Fund, 0.208% (D)	370,638	370,638
Invesco AIM Liquid Asset Money Fund, 0.148% (D)	279,418	279,418
JPMorgan Prime Money Market Fund, 0.201% (D)	359,251	359,251

Total Cash Equivalents (Cost $1,529,126)		1,529,126

Description	Face Amount	Value
REPURCHASE AGREEMENTS — 3.7%
BNP Paribas (D)(E) 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $532,227	$532,224	$532,224
HSBC Securities (D)(E) 0.250%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $1,623,295	1,623,284	1,623,284
Mizuho (D)(E) 0.150%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $1,596,679	1,596,673	1,596,673
Morgan Stanley 0.090%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $5,000,013 (collateralized by a FNMA obligation, par value $9,126,180, 3.788%, 09/01/39; with total market value $ 5,150,000)	5,000,000	5,000,000

Total Repurchase Agreements (Cost $8,752,181)		8,752,181

Total Investments — 100.2% (Cost $233,481,061)		$237,099,493

Percentages are based on Net Assets of $236,694,799.

*	Rate shown is the 7-day effective yield as of January 31, 2012.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2012.
(C)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $4,906,086.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $5,027,600.
(E)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

AESOP — Auto Employee Stock Ownership Plan

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The accompanying notes are an integral part of the financial statements.
19

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST TOTAL RETURN BOND FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 36.0%

Agency Mortgage-Backed Obligations — 20.5%
FHLMC
6.000%, 05/01/26 to 11/01/47	$2,962,851	$3,253,841
5.500%, 12/01/37	1,532,513	1,679,987
5.000%, 04/01/21 to 04/01/24	5,028,553	5,444,985
2.648%, 08/01/37 (A)	1,594,613	1,682,710
FHLMC, Ser 2011-K15, Cl B
4.933%, 08/25/44	4,000,000	3,685,600
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	11,050,646
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	6,826,319	6,949,082
FHLMC REMIC, Ser 2011-3898, Cl FC
0.800%, 11/15/36 (A)	9,155,738	9,171,456
FNMA
5.500%, 07/01/36 to 12/01/47	3,348,569	3,622,282
5.000%, 04/01/19 to 05/01/35	7,372,575	7,974,955
4.500%, 02/01/39 to 08/01/41	33,676,151	36,205,138
3.500%, 10/01/40 to 11/01/40	4,570,067	4,753,093
FNMA REMIC, Ser 2005-66, Cl FD
0.576%, 07/25/35 (A)	3,425,518	3,412,264
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	22,839,185	2,067,837
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	4,964,589	5,469,858
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	5,000,000	5,256,250
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	13,872,823	1,772,061

Description	Face Amount	Value
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	$17,874,584	$2,212,097
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	18,752,135	2,410,701
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	20,013,329	2,338,656
FNMA STRIPS, Ser 2011-407, IO
4.000%, 03/25/41	26,172,570	2,764,001
GNMA
4.500%, 06/15/39	3,256,288	3,567,285
GNMA, Ser 2008-68, Cl DC
5.000%, 01/20/29	634,956	649,713
GNMA, Ser 2009-108, Cl WG
4.000%, 09/20/38	4,242,555	4,443,495
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	1,290,948	1,302,207
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	10,000,000	10,550,301

		143,690,501

Non-Agency Mortgage-Backed Obligations — 15.5%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A3
5.369%, 10/10/45	2,500,000	2,629,788
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	5,000,000	3,477,450
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B
6.248%, 02/10/51 (A) (B)	500,000	327,361
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ
6.248%, 02/10/51 (A)	5,000,000	4,211,425
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl AJ
5.477%, 12/11/40 (A)	3,000,000	2,362,014
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3
5.209%, 12/11/38	2,000,000	2,035,766
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM
5.243%, 12/11/38	3,000,000	3,007,872
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM
5.533%, 04/12/38 (A)	1,000,000	1,050,136
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM
5.897%, 06/11/50 (A)	2,000,000	2,071,978
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AJ
5.897%, 06/11/50 (A)	3,000,000	2,161,269
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J
5.897%, 06/11/50 (A) (B)	1,000,000	29,700
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.526%, 02/25/37 (A)	1,000,000	31,978

The accompanying notes are an integral part of the financial statements.
20

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FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C 5.730%, 03/15/49 (A)	$1,200,000	$720,829
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ 5.730%, 03/15/49 (A)	1,500,000	1,290,485
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C 5.798%, 07/10/46 (A) (B)	1,750,000	1,828,820
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G 6.930%, 02/15/34 (B)	865,000	852,358
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl AJ 5.190%, 08/15/38 (A)	2,000,000	1,993,612
Credit Suisse First Boston Mortgage Securities, Ser 2005-C6, Cl AJ 5.230%, 12/15/40 (A)	1,500,000	1,509,598
Credit Suisse Mortgage Capital Certificates, Ser 2006-C1, Cl A3 5.420%, 02/15/39 (A)	561,800	598,873
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C 5.557%, 11/10/46 (A) (B)	1,000,000	997,813
Entertainment Properties Trust, Ser 2003-EPR, Cl B 5.734%, 02/15/18 (B)	3,700,000	3,784,290
GE Business Loan Trust, Ser 2007-1A, Cl A 0.419%, 04/16/35 (A) (B)	2,721,446	2,178,018
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J 5.771%, 03/10/39 (A) (B)	1,000,000	41,064
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E 5.040%, 01/15/42 (A)	3,000,000	2,581,761
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J 6.257%, 02/15/51 (A) (B)	1,000,000	111,362
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3 5.420%, 01/15/49	2,850,000	3,149,270
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl AJ 5.205%, 04/15/30 (A)	3,750,000	3,870,615
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4 4.954%, 09/15/30	2,000,000	2,200,188
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C 5.350%, 11/15/40 (A)	1,100,000	867,669
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D 6.451%, 07/15/40 (A)	650,000	282,327
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl B 5.837%, 06/12/50 (A)	250,000	84,673
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4 5.837%, 06/12/50 (A)	1,000,000	1,116,147

Description	Face Amount	Value
Merrill Lynch Mortgage Trust, Ser C1, Cl AM 5.830%, 06/12/50 (A)	$2,000,000	$1,742,338
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4 5.740%, 06/12/50 (A)	2,250,000	2,408,114
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A3 5.712%, 07/12/44	1,650,000	1,689,108
Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3 5.862%, 10/15/42 (A)	236,988	245,378
Morgan Stanley Capital I, Ser 2006-IQ11, Cl AJ 5.730%, 10/15/42 (A)	3,000,000	2,734,236
Morgan Stanley Capital I, Ser 2006-T23, Cl A3 5.809%, 08/12/41 (A)	1,600,000	1,664,506
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM 6.075%, 06/11/49 (A)	10,000,000	9,748,720
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ 5.574%, 11/12/49 (A)	5,000,000	3,538,395
Morgan Stanley Capital I, Ser 2007-T25, Cl B 5.614%, 11/12/49 (A) (B)	1,750,000	977,855
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ 5.640%, 06/11/42 (A)	8,000,000	6,525,344
Morgan Stanley Capital I, Ser 2007-T27, Cl B 5.638%, 06/11/42 (A) (B)	500,000	384,459
Morgan Stanley Capital I, Ser 2008-T29, Cl A4 6.279%, 01/11/43	3,500,000	4,147,769
Morgan Stanley Capital I, Ser 2011-C1, Cl C 5.255%, 09/15/47 (A) (B)	2,000,000	1,887,386
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B 5.040%, 03/12/35	200,000	204,755
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4A 5.790%, 08/12/45 (A) (B)	5,000,000	5,684,200
Morgan Stanley Reremic Trust, Ser 2011-KEYA, Cl 1B 7.000%, 12/19/40 (A) (B)	8,000,000	7,836,504
Velocity Commercial Capital Loan Trust, Ser 2011-1, Cl NOTE 4.276%, 08/25/40 (A) (B)	4,573,499	3,796,004
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J 5.853%, 12/15/43 (A) (B)	1,414,000	55,853
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-3, Cl A3 5.750%, 03/25/36	174,102	173,296

		108,900,729

Total Mortgage-Backed Securities (Cost $264,351,968)		252,591,230

The accompanying notes are an integral part of the financial statements.
21

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FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 30.4%

Consumer Discretionary — 3.5%
AutoZone
7.125%, 08/01/18	$4,000,000	$4,898,044
Darden Restaurants
6.200%, 10/15/17	2,000,000	2,297,778
Lorillard Tobacco
8.125%, 06/23/19	5,000,000	6,091,735
O’Reilly Automotive (C)
4.875%, 01/14/21	5,000,000	5,343,820
Wynn Las Vegas (C)
7.750%, 08/15/20	5,000,000	5,650,000

		24,281,377

Consumer Staples — 0.9%
Reynolds Group Issuer (B)
8.750%, 10/15/16	2,500,000	2,662,500
Smithfield Foods (C)
7.750%, 07/01/17	3,000,000	3,393,750

		6,056,250

Energy — 2.4%
Anadarko Petroleum
8.700%, 03/15/19	5,000,000	6,549,870
Nisource Finance (C)
4.450%, 12/01/21	3,000,000	3,120,039
Suncor Energy (C)
6.100%, 06/01/18	3,000,000	3,635,967
Valero Energy
9.375%, 03/15/19	3,000,000	3,828,480

		17,134,356

Financials — 14.9%
Aflac (C)
8.500%, 05/15/19	5,000,000	6,281,480
Associates of North America
6.950%, 11/01/18	5,000,000	5,563,660
Bank of America MTN (C) (D)
5.875%, 01/05/21	5,000,000	5,136,235
5.250%, 03/12/25	5,000,000	4,730,560
Barclays Bank MTN (A)
5.394%, 01/14/21	5,000,000	4,778,350
BioMed Realty‡
6.125%, 04/15/20	2,000,000	2,205,654
Capital One Bank USA
8.800%, 07/15/19	5,000,000	6,046,910
CIT Group (B) (C)
7.000%, 05/04/15	5,000,000	5,025,000
E*Trade Financial
7.875%, 12/01/15	3,000,000	3,033,750
Farmers Exchange Capital (B)
7.050%, 07/15/28	5,000,000	5,483,000
Ford Motor Credit (C)
5.875%, 08/02/21	4,960,000	5,423,502
Goldman Sachs Group
5.250%, 07/27/21	5,000,000	4,994,770
Irish Life & Permanent (B)
3.600%, 01/14/13	5,000,000	4,688,505
Jefferies Group (C)
8.500%, 07/15/19	13,000,000	13,617,500

Description	Face Amount	Value
JPMorgan Chase Bank (C)
6.000%, 07/05/17	$3,000,000	$3,314,220
Lloyds TSB Bank
6.375%, 01/21/21	2,000,000	2,139,458
Morgan Stanley, Ser G MTN (A)
2.953%, 05/14/13	5,000,000	4,996,600
Morgan Stanley, Ser MTN (C) (D)
5.000%, 06/11/25	5,000,000	4,917,500
PHH (C)
9.250%, 03/01/16	3,000,000	2,880,000
ProLogis‡
5.750%, 04/01/16	2,000,000	2,159,792
Regions Financial (C)
5.750%, 06/15/15	7,000,000	7,142,800

		104,559,246

Industrials — 2.0%
Aristotle Holding (B)
4.750%, 11/15/21	3,150,000	3,333,292
Level 3 Financing (C)
8.750%, 02/15/17	5,000,000	5,200,000
News America (C)
4.500%, 02/15/21	2,500,000	2,717,595
SABMiller Holdings (B)
3.750%, 01/15/22	3,000,000	3,122,991

		14,373,878

Information Technology — 1.0%
Corning
6.625%, 05/15/19	4,000,000	4,873,676
Jabil Circuit
8.250%, 03/15/18	2,000,000	2,330,000

		7,203,676

Materials — 1.6%
Cliffs Natural Resources
5.900%, 03/15/20	5,000,000	5,498,400
MeadWestvaco
7.375%, 09/01/19	5,000,000	5,877,630

		11,376,030

Telecommunication Services — 3.3%
Crown Castle Towers (B)
6.113%, 01/15/20	2,500,000	2,804,020
GTE (C)
6.840%, 04/15/18	2,000,000	2,474,700
GTP Acquisition Partners I (B)
7.628%, 06/15/16	2,500,000	2,455,433
Qwest
7.500%, 06/15/23	4,640,000	4,640,000
WCP Wireless Site Funding (B)
6.829%, 11/15/15	10,000,000	10,479,610

		22,853,763

Utilities — 0.8%
Sabine Pass
7.250%, 11/30/13	5,150,000	5,330,250

Total Corporate Obligations
(Cost $201,277,289)		213,168,826

The accompanying notes are an integral part of the financial statements.
22

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FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 11.5%

Automotive — 6.1%
AmeriCredit Automobile
Receivables Trust, Ser 2010-2, Cl E
8.660%, 10/10/17 (B)	$3,300,000	$3,654,276
AmeriCredit Automobile
Receivables Trust, Ser 2010-4, Cl E
6.400%, 04/09/18 (B)	4,500,000	4,655,307
AmeriCredit Automobile
Receivables Trust, Ser 2011-1, Cl E
6.230%, 07/09/18	3,750,000	3,786,610
AmeriCredit Automobile
Receivables Trust, Ser 2011-4, Cl E
6.530%, 01/08/19 (B)	1,440,000	1,446,734
AmeriCredit Automobile
Receivables Trust, Ser 2011-5, Cl E
6.760%, 03/08/19	2,000,000	2,017,331
AmeriCredit Automobile
Receivables Trust, Ser 2012-1, Cl E
5.940%, 07/08/19	2,000,000	1,999,376
Avis Budget Rental Car Funding
AESOP, Ser 2010-2A, Cl B
5.740%, 08/20/14 (B)	3,000,000	3,105,837
Avis Budget Rental Car Funding
AESOP, Ser 2010-5A, Cl C
5.940%, 03/20/17 (B)	3,000,000	3,109,530
Bush Truck Leasing, Ser 2011-AA, Cl C
5.000%, 09/25/18 (B)	2,744,530	2,737,041
CarMax Auto Owner Trust,
Ser 2008-1, Cl A4A
4.790%, 02/15/13	7,594	7,622
CPS Auto Trust, Ser 2007-B, Cl A4
5.600%, 01/15/14 (B)	22,328	22,357
CPS Auto Trust, Ser 2011-A, Cl D
10.000%, 04/16/18 (B)	950,000	931,328
DT Auto Owner Trust, Ser 2009-1, Cl C
10.750%, 10/15/15 (B)	1,043,407	1,081,002
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (B)	8,000,000	8,172,618
DT Auto Owner Trust, Ser 2011-3A, Cl D
5.830%, 03/15/18 (B)	2,000,000	1,999,665
Santander Drive Auto Receivables Trust,
Ser 2011-1, Cl D
4.010%, 02/15/17	4,000,000	4,058,562

		42,785,196

Credit Cards — 0.6%
World Financial Network Credit Card
Master Trust II, Ser 2010-1A, Cl C
7.000%, 09/15/17 (B)	3,850,000	3,981,598

Other Asset-Backed Securities — 4.8%
321 Henderson Receivables I,
Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	5,400,000	5,774,246
AH Mortgage Advance Trust,
Ser SART-1, Cl C1
5.920%, 05/10/43 (B)	1,000,000	1,000,000

Description	Face Amount	Value
CIT Equipment Collateral,
Ser 2010-VT1A, Cl D
7.330%, 09/15/17 (B)	$2,810,000	$2,924,161
Marriott Vacation Club Owner Trust,
Ser 2006-1A, Cl C
6.125%, 04/20/28 (B)	65,451	66,538
Marriott Vacation Club Owner Trust,
Ser 2006-2A, Cl D
6.010%, 10/20/28 (B)	47,947	48,236
National Collegiate Student Loan Trust,
Ser 2004-2, Cl A3
0.486%, 04/26/27 (A)	1,442,918	1,407,699
Sierra Receivables Funding,
Ser 2007-2A, Cl A2
1.281%, 09/20/19 (A) (B)	3,499,120	3,394,580
Sierra Receivables Funding,
Ser 2010-2A, Cl B
5.310%, 11/20/25 (B)	1,695,621	1,715,702
Sierra Receivables Funding,
Ser 2011-1A, Cl C
6.190%, 04/20/26 (B)	5,095,261	5,181,494
Sierra Receivables Funding,
Ser 2011-2A, Cl C
8.350%, 05/20/28 (B)	3,711,939	3,710,861
Sierra Receivables Funding,
Ser 2011-3A, Cl C
9.310%, 07/20/28 (B)	1,858,573	1,857,758
Silverleaf Finance, Ser 2010-A, Cl C
10.000%, 07/15/22 (B)	1,763,323	1,612,486
Silverleaf Finance, Ser 2010-B, Cl B
8.475%, 05/16/22 (B)	2,055,145	2,052,867
Trip Rail Master Funding,
Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,173,896

		33,920,524

Total Asset-Backed Securities
(Cost $79,112,308)		80,687,318

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bonds
3.125%, 11/15/41 (C)	10,000,000	10,365,620
U.S. Treasury Inflationary
Protection Security
1.125%, 01/15/21	5,170,900	5,913,410
U.S. Treasury Notes
1.375%, 11/30/18 to 12/31/18 (C)	35,000,000	35,370,690

Total U.S. Treasury Obligations
(Cost $50,218,697)		51,649,720

The accompanying notes are an integral part of the financial statements.
23

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FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
MUNICIPAL BONDS — 7.0%
California State, Build
America Bonds, GO
Callable 03/01/20 @ 100 7.950%, 03/01/36	$3,000,000	$3,535,350
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB 7.000%, 01/01/16	5,000,000	5,201,600
Detroit, Capital Improvement, Ser A-1, GO, AMBAC Callable 10/01/15 @ 100 5.150%, 04/01/25	5,000,000	3,498,150
Dublin, Unified School District, GO 4.761%, 05/01/16	1,500,000	1,630,425
Hidalgo County, Build America Bonds, GO Callable 08/15/19 @ 100 6.006%, 08/15/29	500,000	538,215
Illinois State, Build America Bonds, GO 7.350%, 07/01/35	3,000,000	3,475,890
Jefferson County, Ser A, GO Callable 03/26/12 @ 100 7.700%, 05/15/16	1,075,000	1,077,870
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100 6.000%, 07/01/26	1,000,000	1,152,830
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100 8.910%, 02/01/30	3,000,000	3,402,240
Ohio State, Development Assistance, RB 5.311%, 04/01/19	5,000,000	5,624,600
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,221,450
San Antonio, Airport System, Ser B, RB, AGM 4.861%, 07/01/18	2,000,000	2,172,200
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,583,788
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100 8.750%, 08/15/27	1,750,000	1,899,153
Texas State, Public Finance Authority Charter School, RB 8.125%, 02/15/27	1,900,000	2,052,342

Description	Face Amount/Shares	Value
University of Texas, Build America Bonds, Ser D, RB 5.134%, 08/15/42	$3,000,000	$3,611,700

Total Municipal Bonds (Cost $44,967,963)		48,677,803

COLLATERALIZED LOAN OBLIGATIONS — 3.1%
OHA Intrepid Leveraged Loan Fund, Ser 2011-1A, Cl A 2.060%, 04/20/21 (A) (B)	10,000,000	9,737,740
Symphony CLO, Ser 2011-7A, Cl E 4.153%, 07/28/21 (A) (B)	3,000,000	2,337,417
Symphony CLO, Ser 2011-7A, Cl D 3.753%, 07/28/21 (A) (B)	5,000,000	4,612,015
Symphony CLO, Ser 2011-7A, Cl B 2.453%, 07/28/21 (A) (B)	5,000,000	4,699,745

Total Collateralized Loan Obligations (Cost $21,891,144)		21,386,917

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Farmer Mac 5.100%, 03/10/25	4,000,000	4,704,008
HUD 6.980%, 08/01/14	740,000	750,014
Tennessee Valley Authority 3.875%, 02/15/21	5,000,000	5,738,290

Total U.S. Government Agency Obligations (Cost $9,699,726)		11,192,312

COMMERCIAL PAPER (G) — 0.1%
Charta 0.320%, 03/13/12 (B)	250,000	249,944
KFW 0.000%, 02/10/12 (B)	250,000	249,998
Lloyds TSB Bank 0.200%, 02/17/12	250,000	249,975
White Point Funding 0.350%, 02/10/12 (B)	250,000	249,987

Total Commercial Paper (Cost $999,860)		999,904

CASH EQUIVALENTS * — 2.6%
AIM STIT-Government & Agency Portfolio, 0.020%	260,450	260,450
FFI Select Institutional Fund, 0.154% (E)	3,738,274	3,738,274
Fidelity Institutional Prime
Money Market Fund, 0.208% (E)	5,206,623	5,206,623
Invesco AIM Liquid Asset Money Fund, 0.148% (E)	3,925,187	3,925,187
JPMorgan Prime Money Market Fund, 0.201% (E)	5,046,670	5,046,670

Total Cash Equivalents (Cost $18,177,204)		18,177,204

The accompanying notes are an integral part of the financial statements.
24

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST TOTAL RETURN BOND FUND

Description	Face Amount	Value
REPURCHASE AGREEMENTS — 10.2%
BNP Paribas (E)(F) 0.200%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $7,476,589	$7,476,548	$7,476,548
HSBC Securities (E)(F) 0.250%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $22,803,629	22,803,470	22,803,470
Mizuho (E)(F) 0.150%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $22,429,737	22,429,643	22,429,643
Morgan Stanley 0.180%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $19,000,095 (collateralized by FNMA obligations,par value $115,268–$76,086,274, 2.232%–6.514%, 11/01/27–10/01/40;with total market value $19,570,000)	19,000,000	19,000,000

Total Repurchase Agreements (Cost $71,709,661)		71,709,661

Total Investments — 109.9% (Cost $762,405,820)		$770,240,895

Percentages are based on Net Assets of $700,975,209.

*	Rate shown is the 7-day effective yield as of January 31, 2012.
‡	Real Estate Investment Trust
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of January 31, 2012.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $69,228,617.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2012. The coupon on a step bond changes on a specified date.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $70,626,415.
(F)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.
(G)	Zero Coupon Security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

AESOP — Auto Employee Stock Ownership Plan

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

Farmer Mac — Federal Agricultural Mortgage Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Department of Housing and Urban Development

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The accompanying notes are an integral part of the financial statements.
25

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 92.3%

Alaska — 0.6%
Anchorage, Ser D, GO, NATL-RE
Callable 06/01/15 @ 100
5.000%, 06/01/18	$1,000,000	$1,134,810

California — 1.5%
California State, GO
Callable 04/01/19 @ 100
6.000%, 04/01/35	1,000,000	1,167,430
San Francisco City & County,
Unified School District,
Proposition A-Election 2003,
Ser C, GO, NATL-RE
Callable 06/15/16 @ 100
4.000%, 06/15/18	1,500,000	1,674,750

		2,842,180

Colorado — 3.8%
Adams County, School District
No. 14, GO, AGM
Callable 12/01/16 @ 100
5.125%, 12/01/31	1,000,000	1,094,330
Boulder Valley, School District
No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,360,280
Denver, City & County Board of Water Commission,
Ser A, RB, AGM
Callable 06/01/13 @ 100
4.750%, 12/01/17	1,570,000	1,662,065
Highlands Ranch, Metropolitan
District No. 2, GO,
NATL-RE FGIC
Callable 06/15/15 @ 100
4.100%, 06/15/18	1,000,000	1,077,170

Description	Face Amount	Value
Pueblo County, School District
No. 60, GO
3.000%, 12/15/13	$1,000,000	$1,048,490

		7,242,335

District of Columbia — 1.0%
District of Columbia,
Ser A, GO, FGIC
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,851,920

Florida — 2.8%
Florida State, Department of
Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,176,540
Florida State, Housing Finance,
Homeowner Mortgage Special
Program, Ser A, RB, GNMA,
FNMA, FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	1,880,000	2,034,950
Florida State, Hurricane
Catastrophe Fund, Ser A, RB
5.000%, 07/01/12	1,000,000	1,018,120

		5,229,610

Georgia — 1.1%
De Kalb County, Special
Transportation, Parks &
Greenspace Project, GO
Callable 12/01/15 @ 100
5.000%, 12/01/18	1,000,000	1,083,070
Georgia State, Ser D, GO
Callable 12/01/13 @ 100
4.000%, 12/01/14	1,000,000	1,065,870

		2,148,940

Illinois — 1.2%
Chicago, O’Hare International
Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,000,000	1,142,890
Lake County, Community Unit
School District No. 116-Round
Lake, School Building Project,
GO, XLCA
Callable 01/15/15 @ 100
5.250%, 01/15/24	1,000,000	1,059,280

		2,202,170

Indiana — 1.4%
Fairfield, School Building, RB,
NATL-RE FGIC
Callable 01/15/14 @ 100
5.000%, 07/15/17	1,115,000	1,199,562
Franklin Township, School
Building, RB, AMBAC
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,411,280

		2,610,842

The accompanying notes are an integral part of the financial statements.
26

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FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Iowa — 1.3%
Cedar Rapids, Ser A, GO
Callable 06/01/15 @ 100
4.000%, 06/01/19	$1,200,000	$1,296,192
Coralville, Urban Renewal
Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,240,807

		2,536,999

Louisiana — 1.1%
Louisiana State, Ser A, GO,
NATL-RE FGIC
Callable 03/12/12 @ 100
4.625%, 05/15/13	1,000,000	1,003,590
St. Tammany, Parishwide
School District No. 12,
GO, NATL-RE
Callable 03/01/15 @ 100
4.000%, 03/01/16	1,000,000	1,080,560

		2,084,150

Maryland — 1.2%
Anne Arundel County, Water &
Sewer Authority, Consolidated
Water & Sewer Project, GO
Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,086,150
Maryland State, State Local
Facilities, Ser A, GO
Callable 03/01/17 @ 100
4.000%, 03/01/23	1,000,000	1,104,750

		2,190,900

Massachusetts — 0.6%
Massachusetts State,
Consolidated Loan, Ser A,
GO (A)
Pre-Refunded @ 100
5.000%, 08/01/14	1,000,000	1,110,360

Michigan — 2.2%
Howell, Public Schools, School
Building & Site Project, GO
Callable 11/01/13 @ 100
5.000%, 05/01/17	1,000,000	1,072,960
Michigan State, Building
Authority, Revenue Refunding
Facilities Program, Ser I,
RB, AGM
Callable 10/15/13 @ 100
5.250%, 10/15/15	2,000,000	2,141,840
Waterford, School District,
GO, NATL-RE
4.000%, 05/01/12	1,000,000	1,008,610

		4,223,410

Description	Face Amount	Value
Mississippi — 0.6%
Mississippi State, Development
Bank, Rankin County Public
Improvement Project, RB, AMBAC
3.500%, 07/01/14	$1,150,000	$1,198,691

Nevada — 1.7%
Clark County, School District,
Ser A, GO, AGM
Callable 06/15/14 @ 100
4.000%, 06/15/17	1,000,000	1,057,420
Las Vegas, Sewer Authority,
Ser A, GO, NATL-RE FGIC
4.000%, 04/01/12	1,310,000	1,316,943
Nevada State, Natural Resources
Project, Ser B, GO (A)
Pre-Refunded @ 100
5.000%, 03/01/12	900,000	903,393

		3,277,756

New Jersey — 0.3%
Atlantic County, State Aid
County College, GO
3.375%, 01/15/15	565,000	605,104

New Mexico — 0.7%
Bernalillo County, Ser A, GO
Callable 08/01/17 @ 100
4.000%, 08/01/19	300,000	340,092
New Mexico State, Severance
Tax, Ser A-1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	1,000,000	1,048,240

		1,388,332

New York — 3.2%
New York City, Ser G, GO
5.000%, 08/01/13	1,000,000	1,069,090
New York City, Ser P, GO,
NATL-RE
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,000,000	1,137,770
New York State, Dormitory
Authority, State Education
Project, Ser D, RB
4.000%, 03/15/16	1,000,000	1,130,190
New York State, Thruway
Authority, Ser H, RB, NATL-RE
4.000%, 01/01/18	1,000,000	1,114,510
Suffolk County, Public
Improvement Project, Ser B,
GO, NATL-RE
Callable 11/01/15 @ 100
4.375%, 11/01/18	1,400,000	1,543,304

		5,994,864

The accompanying notes are an integral part of the financial statements.
27

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FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
North Carolina — 0.5%
Mecklenburg County, Public
Improvement Project,
Ser A, GO (A)
Pre-Refunded @ 100
4.000%, 02/01/13	$1,000,000	$1,037,730

Ohio — 2.3%
Ohio State, Third Frontier
Research and Development
Project, GO
4.000%, 11/01/18	3,650,000	4,284,334

Oklahoma — 0.6%
Central Oklahoma,
Transportation & Parking
Authority, Parking System
Project, RB, AMBAC (A)
Pre-Refunded @ 100
5.000%, 07/01/13	1,035,000	1,103,600

Oregon — 0.6%
Oregon State, Board of Higher
Education Project, Ser B, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	1,000,000	1,072,840

Tennessee — 1.2%
Montgomery County, GO,
NATL-RE FGIC
Callable 05/01/14 @ 102
4.750%, 05/01/16	2,000,000	2,236,240

Texas — 52.8%
Arlington, Special Tax
Revenue, RB
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	275,490
Austin, Hotel Occupancy Tax,
RB, AGM
Callable 11/15/13 @ 100
5.000%, 11/15/15	1,505,000	1,599,514
Austin, Independent School
District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	1,000,000	1,134,550
Austin, Public Improvement
Project, GO, NATL-RE FGIC (A)
Pre-Refunded @ 100
4.250%, 09/01/13	1,000,000	1,063,110
Austin, Public Improvement
Project, Ser 2005, GO,
NATL-RE
Callable 03/01/15 @ 100
5.000%, 09/01/16	500,000	566,495
Austin, Water & Wastewater
System, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,254,520
Bastrop, Independent School
District, School Building
Project, GO
Callable 02/15/19 @ 100
5.000%, 02/15/34	1,000,000	1,107,240

Description	Face Amount	Value
Bastrop, Independent School
District, School Building Project,
GO, PSF-GTD
Callable 02/15/17 @ 100
5.250%, 02/15/32	$500,000	$557,880
Beaumont, Independent School
District, School Building Project,
GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	549,085
Capital Area, Cultural Education
Facilities Finance, Roman
Catholic Diocese, RB
5.125%, 04/01/20	385,000	427,331
Carrollton, Farmers Branch
Independent School District,
GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,090,920
Clifton, Higher Education Finance,
Idea Public Schools Project, RB
4.800%, 08/15/21	500,000	517,795
College Station, GO (A)
Pre-Refunded @ 100
4.500%, 02/15/27	225,000	274,597
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	1,665,000	1,865,999
4.000%, 02/15/19	1,000,000	1,135,040
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,173,054
Crawford, Education Facilities,
Ser A, RB (B)(C)
4.000%, 09/01/39	1,935,000	1,935,000
Dallas Area, Rapid Transit, Ser
Senior LIEN, RB, NATL-RE FGIC (A)
Pre-Refunded @ 100
5.000%, 12/01/12	1,000,000	1,039,420
Dallas, GO
Callable 02/15/18 @ 100
5.000%, 02/15/25	1,000,000	1,190,990
Denton, Independent School
District, GO
Callable 08/15/19 @ 100
5.000%, 08/15/27	1,000,000	1,140,460
Ector County, Hospital District,
Ser A, RB
4.000%, 09/15/14	1,260,000	1,325,558
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,174,070
Elkhart, Independent School
District, School Building
Project, GO
Callable 08/15/19 @ 100
4.625%, 08/15/30	665,000	750,758
Forney, Independent School
District, School Building
Project, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,090,080

The accompanying notes are an integral part of the financial statements.
28

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FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Fort Bend County, Municipal
Utility District No. 25, GO
Callable 10/01/16 @ 100
5.600%, 10/01/36	$1,000,000	$1,069,120
Franklin, Independent School
District, GO, PSF-GTD
2.000%, 02/15/14	2,000,000	2,064,320
Frisco, Independent School
District, School Building
Project, Ser A, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/27	500,000	571,720
Grand Prairie, Independent
School District, School
Building Project, Ser A, GO,
PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/32	1,000,000	1,107,060
Greenville, Electric Utility
System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,170,160
Harris County, Cultural
Education Facilities Finance,
Methodist Hospital System, RB
4.000%, 06/01/14	500,000	537,305
Harris County, Cultural Education
Facilities Finance, Texas
Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,115,540
Houston, Ser A, GO
4.000%, 03/01/18	3,800,000	4,433,954
Hurst, Waterworks and Sewer
System, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,086,910
Irving, Hotel Occupancy
Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,000,000	1,125,280
Irving, Independent School
District, School Building
Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/28	500,000	561,035
Klein, Independent School
District, Schoolhouse
Project, GO
Callable 08/01/19 @ 100
5.000%, 08/01/34	855,000	962,285
Love Field, Airport Modernization,
Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,538,325
Lubbock, GO, NATL-RE
Callable 02/15/14 @ 100
5.000%, 02/15/16	1,000,000	1,084,960
Mansfield, Waterworks & Sewer
System, GO, NATL-RE (A)
Pre-Refunded @ 100
4.300%, 02/15/12	125,000	125,172

Description	Face Amount	Value
Mauriceville, Municipal Utility
District, GO, AGM
2.000%, 11/15/14	$1,110,000	$1,122,332
Mesquite, Independent School
District No. 1, School Building
Project, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	560,000	639,117
North Texas, Tollway Authority, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,000,000	1,074,940
North Texas, Tollway Authority,
Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,469,513
Nueces County, GO, AMBAC
Callable 02/15/14 @ 100
5.000%, 02/15/15	1,000,000	1,077,360
Pharr/San Juan/Alamo, Independent
School District, School Building
Project, GO, PSF-GTD
Callable 02/01/18 @ 100
5.000%, 02/01/33	1,000,000	1,110,720
Plano, Refunding & Improvement
Project, GO
Callable 09/01/15 @ 100
4.100%, 09/01/19	1,000,000	1,081,870
Pleasant Grove, Independent
School District, School Building
Project, GO, PSF-GTD
5.250%, 02/15/32	1,000,000	1,138,430
Port Arthur, Independent School
District, School Building
Project, GO
Callable 02/15/19 @ 100
4.750%, 02/15/39	1,000,000	1,067,680
Princeton, Independent School
District, Ser 41-A, GO,
PSF-GTD (C)
Callable 03/12/12 @ 100
0.750%, 02/15/32	1,250,000	1,250,000
Red River, Educational Finance
Authority, Hockaday School
Project, RB
Callable 05/15/15 @ 100
4.000%, 05/15/16	1,000,000	1,094,610
Rockwall, Independent School
District, School Building Project,
GO, PSF-GTD (C)
Callable 03/01/12 @ 100
0.400%, 08/01/37	2,000,000	2,000,000
Round Rock, Independent School
District, School Building
Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,181,860
Royal, Independent School
District, School Building Project,
GO, PSF-GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	434,064

The accompanying notes are an integral part of the financial statements.
29

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FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
San Angelo, Independent School
District, School Building
Project, Ser A, GO
Callable 02/15/19 @ 100
5.250%, 02/15/34	$1,000,000	$1,147,170
San Antonio, Electric & Gas
Revenue, RB
Callable 02/01/15 @ 100
5.000%, 02/01/18	1,000,000	1,116,770
San Antonio, Hotel Occupancy
Project, Sub-Ser, RB, AGM
Callable 08/15/13 @ 100
4.500%, 08/15/24	1,000,000	1,023,210
San Antonio, Refunding &
Improvement Project,
Ser A, RB, AGM
2.500%, 07/01/16	570,000	595,479
2.000%, 07/01/15	400,000	407,564
San Antonio, Water Revenue, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	564,190
San Antonio, Water Revenue,
Ser A, RB
3.000%, 05/15/12	350,000	352,845
2.000%, 05/15/14	1,385,000	1,428,904
San Benito, Consolidated
Independent School District,
School Building Project, GO,
PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,110,780
San Marcos, Tax & Toll Revenue,
GO, AGM
Callable 08/15/17 @ 100
5.125%, 08/15/28	500,000	566,600
Spring Branch, Independent
School District, Schoolhouse
Project, GO, PSF-GTD
Callable 02/01/17 @ 100
5.250%, 02/01/38	1,000,000	1,148,620
Spring, Independent School
District, GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,095,200
Texas A&M University,
Permanent University
Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,167,682
Texas A&M University,
Permanent University Fund,
Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,204,720
Texas City, Industrial
Development, Arco Pipe Line
Company Project, RB
7.375%, 10/01/20	500,000	659,010

Description	Face Amount	Value
Texas State, College Student
Loan, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	$1,000,000	$1,254,600
4.625%, 08/01/30	1,200,000	1,337,676
Texas State, Department of
Housing & Community Affairs,
Ser B, RB, FNMA, GNMA, FHLMC
Callable 01/01/21 @ 100
4.050%, 07/01/26	1,000,000	1,040,210
Texas State, Public Finance
Authority Charter Education,
Cosmos Foundation, Ser A, RB
Callable 02/15/20 @ 100
6.000%, 02/15/30	750,000	785,963
Texas State, Public Finance
Authority Charter Education,
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,102,167
Texas State, Public Finance
Authority, Financing System,
Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,571,544
5.375%, 05/01/20	1,365,000	1,469,791
Texas State, Southmost College
District, GO, AMBAC
5.000%, 02/15/22	1,000,000	1,069,560
Texas State, Technical College
System, Financing System
Project, RB
3.000%, 08/01/13	1,100,000	1,131,724
Texas State, Transportation
Commission Mobility Fund, GO
Callable 04/01/18 @ 100
5.000%, 04/01/28	3,000,000	3,524,880
Texas State, Water Financial
Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,397,126
Tomball, Hospital Authority, RB (D)
5.000%, 07/01/13	730,000	776,771
Tyler, Independent School District,
Callable 02/15/18 @ 100
5.000%, 02/15/27	500,000	568,695
University of North Texas,
Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	569,205
Waco, Health Facilities
Development, Hillcrest Health
System Project, Ser A, RB,
NATL-RE FHA
Callable 08/01/16 @ 100
5.000%, 02/01/18	1,000,000	1,116,930
Waller, Independent School
District, School Building Project,
GO, PSF-GTD
Callable 02/15/18 @ 100
5.500%, 02/15/33	1,000,000	1,141,760

The accompanying notes are an integral part of the financial statements.
30

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FROST MUNICIPAL BOND FUND

Description	Face Amount	Value
Webster, Economic Development Sales Tax Authority, Refunding & Improvement Project, RB, AGM 4.125%, 09/15/13	$1,075,000	$1,132,824
West Harris County, Regional Water Authority, RB, AMBAC 4.500%, 12/15/13	1,315,000	1,395,097
Wylie, GO Callable 02/15/18 @ 100 5.000%, 02/15/28	1,000,000	1,112,530
Ysleta, Independent School District, School Building Project, GO, PSF-GTD 5.000%, 08/15/14	1,000,000	1,111,530

		99,733,925

Utah — 2.4%
Jordan, School District, School Building Project, Ser A, GO, SCH BD GTY Callable 12/15/13 @ 100 4.000%, 06/15/16	1,000,000	1,056,860
Salt Lake City, School District, GO, SCH BD GTY Callable 03/01/15 @ 100 4.000%, 03/01/17	1,000,000	1,093,250
Utah State, Building Ownership Authority, RB (A) Pre-Refunded @ 100 5.000%, 05/15/14	555,000	613,236
Utah State, Building Ownership Authority, RB Callable 05/15/14 @ 100 5.000%, 05/15/18	445,000	480,974
Washington County, School District, GO, SCH BD GTY 4.000%, 03/01/14	1,225,000	1,309,292

		4,553,612

Vermont — 0.5%
Vermont State, Ser A, GO (A) Pre-Refunded @ 100 4.250%, 08/01/12	1,000,000	1,020,000

Virginia — 1.5%
Alexandria, Ser B, GO 4.000%, 06/15/14	1,000,000	1,081,740
Fairfax County, Sewer Authority, RB Callable 07/15/19 @ 100 4.000%, 07/15/25	1,500,000	1,698,900

		2,780,640

Washington — 1.8%
King County, Renton School District No. 403, GO, AGM Callable 12/01/13 @ 100 4.125%, 12/01/16	1,000,000	1,062,650

Description	Face Amount/ Shares	Value
King County, Sewer Authority, Ser B, RB, NATL-RE Callable 01/01/14 @ 100 5.000%, 01/01/15	$1,090,000	$1,179,903
Washington State, Ser R-C, GO, NATL-RE Callable 01/01/14 @ 100 4.500%, 01/01/17	1,000,000	1,069,830

		3,312,383

Wisconsin — 1.8%
Wisconsin State, Ser 2, GO, NATL-RE Callable 05/01/14 @ 100 5.000%, 05/01/17	1,000,000	1,098,650
Wisconsin State, Ser B, GO Callable 05/01/21 @ 100 4.500%, 05/01/31	2,000,000	2,230,280

		3,328,930

Total Municipal Bonds (Cost $161,945,493)		174,337,607

CASH EQUIVALENT* — 6.6%
Invesco STIT-Tax-Free Cash Reserve Portfolio, 0.020% (Cost $12,553,224)	12,553,224	12,553,224

Total Investments — 98.9% (Cost $174,498,717)		$186,890,831

Percentages are based on Net Assets of $188,916,804.

*	Rate shown is the 7-day effective yield as of January 31, 2012.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect on January 31, 2012.
(D)	Security is escrowed to maturity.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SCH BD GTY — School Board Guaranty

Ser — Series

TA — Tax Anticipation Note

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.
31

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FROST LOW DURATION MUNICIPAL BOND FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investment.

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 89.9%

Alaska — 1.2%
Juneau, City & Borough, School Project, Ser A, GO, AGM 4.000%, 06/01/12	$1,000,000	$1,012,410

Arkansas — 1.2%
Arkansas State, Federal Highway Project, GO (A) Pre-Refunded @ 100 5.000%, 08/01/12	1,000,000	1,023,710

California — 1.5%
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB, AGM Callable 07/01/13 @ 100 5.000%, 07/01/15	1,000,000	1,066,420
San Francisco, City & County Airports Commission, Ser C, RB 5.000%, 05/01/15	250,000	281,842

		1,348,262

Florida — 0.3%
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC 1.150%, 07/01/12	245,000	245,211

Georgia — 0.6%
Georgia State, Ser D, GO 4.000%, 08/01/12	500,000	509,560

Hawaii — 0.4%
Honolulu, City & County Wastewater System, Ser B, RB, NATL-RE 4.000%, 07/01/12	305,000	309,734

Description	Face Amount	Value
Indiana — 0.1%
Mount Vernon of Posey County, RB, AMBAC 4.000%, 01/15/13	$100,000	$103,322

Iowa — 1.8%
Des Moines, Ser D, GO 3.250%, 06/01/13	500,000	519,530
Dubuque Community, School District, RB 3.000%, 07/01/12	1,000,000	1,005,700

		1,525,230

Louisiana — 2.3%
Louisiana State, Public Facilities Authority, Various Air Products & Chemicals Project, RB (B) 0.040%, 08/01/50	2,000,000	2,000,000

Maryland — 0.6%
Frederick County, Public Facilities Authority, GO 3.750%, 06/01/13	500,000	522,500

Michigan — 1.2%
Michigan State, Municipal Bond Authority, Clean Water Revolving Fund, RB 3.000%, 10/01/15	1,000,000	1,075,830

New Jersey — 2.4%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB 3.800%, 01/15/15	1,000,000	1,070,020
Paterson, TRAN 2.000%, 06/08/12	1,000,000	1,004,070

		2,074,090

New Mexico — 3.7%
New Mexico State, Severance Tax, Ser A-2, RB 4.000%, 07/01/14	3,000,000	3,248,310

North Carolina — 1.2%
North Carolina State, Eastern Municipal Power Agency, Ser B, RB 3.000%, 01/01/14	1,000,000	1,039,890

Ohio — 1.2%
Ohio State, Highway Capital Improvement Project, Ser H, GO (A) Pre-Refunded @ 101.75 5.000%, 05/01/12	1,000,000	1,029,340

Oklahoma — 1.2%
Tulsa County, Independent School District, GO 3.500%, 06/01/13	1,000,000	1,041,820

The accompanying notes are an integral part of the financial statements.
32

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FROST LOW DURATION MUNICIPAL BOND FUND

Description	Face Amount	Value
Oregon — 0.3%
Oregon State, Department of Administrative Services, Ser B, COP, AGM 4.000%, 11/01/12	$250,000	$257,045

Pennsylvania — 1.5%
Philadelphia, Water and Wastewater System, Ser A, RB 4.000%, 06/15/12	1,300,000	1,317,225

Puerto Rico — 0.9%
Puerto Rico Commonwealth, Government Development Project, Ser Senior B, RB 5.000%, 12/01/14	750,000	804,045

Texas — 62.8%
Angleton, Independent School District, School Building Project, GO, PSF-GTD 3.750%, 02/15/14	900,000	960,804
Arlington, Independent School District, School Building Project, Ser A, GO, PSF-GTD 5.000%, 02/15/15	500,000	565,545
Arlington, Permanent Improvement Program, GO 3.500%, 08/15/13	500,000	524,695
Austin, Hotel Occupancy Tax, RB, AGM Callable 11/15/13 @ 100 5.000%, 11/15/15	1,000,000	1,062,800
Austin, Public Property Finance, GO 1.000%, 11/01/15	1,000,000	1,002,570
Austin, Water and Wastewater System, RB, AGM (B) Callable 03/15/12 @ 100 0.240%, 05/15/24	1,150,000	1,150,000
Bexar County, Hospital District, GO 3.625%, 02/15/14	500,000	529,895
Bexar, Metropolitan Water District, RB 3.000%, 05/01/13	1,000,000	1,021,910
Brazosport, Independent School District, GO, PSF-GTD 2.000%, 02/15/15	1,800,000	1,872,324
Brownsville, Public Improvement & Refunding Project, GO, AGM 4.000%, 02/15/15	500,000	542,045
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB 4.000%, 04/01/12	350,000	351,263
Cleburne, GO, AGM 4.000%, 02/15/13	500,000	517,645
Dallas Area, Rapid Transit, Ser A, RB 3.500%, 12/01/15	250,000	273,312
Dallas County Schools, Public Property Finance, GO 2.000%, 06/01/17	1,000,000	1,048,560

Description	Face Amount	Value
Dallas, Waterworks and Sewer System, RB, FSA Callable 10/01/13 @ 100 5.000%, 10/01/16	$1,000,000	$1,071,050
Denton, GO, AMBAC 4.500%, 02/15/13	805,000	839,341
Fort Bend County, District No. 11, Levee Improvement Project, GO 3.500%, 03/01/14	500,000	518,190
Franklin, Independent School District, GO, PSF-GTD 2.000%, 02/15/14	2,000,000	2,064,320
Frisco, Independent School District, Ser A, GO 2.500%, 08/15/14	1,000,000	1,043,830
Grand Prairie, Refunding & Improvement Project, GO, XLCA 4.125%, 02/15/12	250,000	250,300
Greenville, Electric Utility System, RB 4.000%, 02/15/14	420,000	447,317
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, Ser D, RB 4.000%, 11/15/13	1,000,000	1,014,420
Harris County, Cultural Education Facilities Finance, Methodist Hospital System, RB 4.000%, 06/01/14	500,000	537,305
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB 4.000%, 10/01/13	500,000	528,565
4.000%, 10/01/16	1,000,000	1,126,060
Houston, Independent School District, Public Property Finance, GO 3.600%, 07/15/12	250,000	253,878
Humble, Independent School District, School Building Project, GO, PSF-GTD 2.900%, 06/15/15	1,000,000	1,073,070
Katy, Independent School District, School Building Project, Ser C, GO, PSF-GTD 3.300%, 02/15/15	325,000	350,828
La Joya, Independent School District, School Building Project, GO, PSF-GTD 3.250%, 02/15/13	560,000	577,444
La Porte, Independent School District, Schoolhouse Project, GO 3.000%, 02/15/16	500,000	539,020
Lewisville, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 08/15/15	500,000	557,670
Lewisville, Water and Sewer, RB 3.000%, 02/15/15	560,000	585,665

The accompanying notes are an integral part of the financial statements.
33

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST LOW DURATION MUNICIPAL BOND FUND

Description	Face Amount	Value
Lower Colorado River Authority, RB 3.250%, 05/15/14	$480,000	$505,085
Lower Colorado River Authority, RB(C) 3.250%, 05/15/14	20,000	21,327
Lubbock, Wastewater System, GO,AGM 3.250%, 02/15/12	265,000	265,276
Lufkin, Health Facilities Development, Refunding & Improvement Project, Memorial Health System, RB 3.600%, 02/15/12	1,000,000	1,000,420
McKinney, GO 3.500%, 08/15/13	930,000	975,933
McKinney, Independent School District, GO 2.000%, 02/15/13	800,000	814,352
Midland, GO 2.000%, 03/01/16	1,155,000	1,209,539
Mission, Consolidated Independent School District, School Building Project, GO, PSF-GTD 3.250%, 02/15/13	1,010,000	1,041,461
North Texas, Tollway Authority, Ser A, RB 3.200%, 01/01/13	1,300,000	1,329,575
Northwest, Independent School District, GO, PSF-GTD (B) 0.430%, 02/15/15	1,000,000	1,000,000
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 02/01/14	500,000	535,620
Polk County, GO, AGM 4.000%, 08/15/12	200,000	203,528
Port of Port Arthur, Navigation District, Ser A, GO 4.000%, 03/01/13	1,000,000	1,033,500
Princeton, Independent School District, Ser 41-A, GO, PSF-GTD (B) Callable 03/16/12 @ 100 0.750%, 02/15/32	1,250,000	1,250,000
Rockwall, Independent School District, School Building Project, GO, PSF-GTD (B) Callable 03/01/12 @ 100 0.400%, 08/01/37	2,000,000	2,000,000
San Angelo, Independent School District, School Building Project, Ser A, GO 3.000%, 02/15/13	500,000	513,340
San Antonio, Airport System, Refunding & Improvement Project, Ser A, RB, AGM 2.000%, 07/01/14	540,000	549,331

Description	Face Amount	Value
San Antonio, Water System, Ser A, RB 3.000%, 05/15/13	$1,000,000	$1,034,950
Tarrant County, Cultural Education Facilities Finance, Christus Health Project, Ser C, RB 3.000%, 07/01/12	1,000,000	1,008,010
Tarrant, Regional Water District, Refunding & Improvement Project, RB, AGM Callable 03/01/13 @ 100 5.375%, 03/01/16	1,400,000	1,467,816
Texas A&M University, Financing System, Ser C, RB 3.000%, 05/15/14	625,000	661,306
Texas A&M University, Permanent University Fund, RB 3.000%, 07/01/15	1,510,000	1,623,144
Texas A&M University, Permanent University Fund, RB Callable 07/01/14 @ 100 4.500%, 07/01/20	1,000,000	1,077,440
Texas State, College Student Loan Program, GO 4.000%, 08/01/15	1,000,000	1,115,190
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB 5.250%, 05/01/19	1,300,000	1,396,174
Texas State, Veterans Housing Assistance Program, GO 3.000%, 12/01/12	1,640,000	1,677,540
Texas State, Water Financial Assistance Program, GO 3.000%, 08/01/16	1,885,000	2,074,527
Tomball, Hospital Authority, RB (C) 5.000%, 07/01/13	730,000	776,771
Waco, Independent School District, School Building Project, GO, PSF-GTD 4.000%, 08/15/13	500,000	528,520
Williamson County, Pass-Through Toll, GO 3.000%, 02/15/15	1,000,000	1,072,970

		54,564,286

Virginia — 1.3%
Alexandria, Ser A, GO 3.500%, 07/15/13	500,000	523,505
Norfolk, Capital Improvement, Ser A, GO 2.500%, 11/01/14	545,000	572,686

		1,096,191

The accompanying notes are an integral part of the financial statements.
34

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST LOW DURATION MUNICIPAL BOND FUND

Description	Face Amount/ Shares	Value
Wisconsin — 2.2%
Wisconsin State, Health & Educational Facilities Authority, Marquette University, RB 2.500%, 10/01/12	$870,000	$878,743
Wisconsin State, Health & Educational Facilities Authority, Marquette University, Ser A, RB 2.000%, 10/01/12	1,000,000	1,006,770

		1,885,513

Total Municipal Bonds (Cost $76,143,146)		78,033,524

CASH EQUIVALENT* — 10.6%
Invesco STIT-Tax-Free Cash Reserve Portfolio, 0.020% (Cost $9,173,421)	9,173,421	9,173,421

Total Investments — 100.5% (Cost $85,316,567)		$87,206,945

Percentages are based on Net Assets of $86,787,719.

*	Rate shown is the 7-day effective yield as of January 31, 2012.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012.
(C)	Security is escrowed to maturity.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE —National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.
35

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST KEMPNER TREASURY AND INCOME FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount/ Shares	Value

U.S. TREASURY OBLIGATIONS — 52.3%

U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,411,319	$2,154,687
2.625%, 07/15/17	495,564	601,258
2.500%, 07/15/16 to 01/15/29	2,473,301	3,152,759
2.375%, 01/15/25	1,410,212	1,841,427
2.125%, 02/15/40	1,247,654	1,738,529
2.000%, 07/15/14	984,148	1,071,952
1.875%, 07/15/13	603,562	635,202
1.750%, 01/15/28	2,006,417	2,485,136
1.625%, 01/15/15	886,223	967,576
1.375%, 07/15/18 to 01/15/20	3,507,683	4,069,541

Total U.S. Treasury Obligations
(Cost $14,956,358)		18,718,067

CASH EQUIVALENT* — 47.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $17,097,623)	17,097,623	17,097,623

Total Investments — 100.0%
(Cost $32,053,981)		$35,815,690

Percentages are based on Net Assets of $35,812,452.

*	Rate shown is the 7-day effective yield as of January 31, 2012.

The accompanying notes are an integral part of the financial statements.
36

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST LKCM MULTI-CAP EQUITY FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 100.2%

Consumer Discretionary — 6.6%
Home Depot	3,500	$155,365
Kohl’s	1,200	55,188
Time Warner	3,000	111,180

		321,733

Consumer Staples — 9.6%
CVS Caremark	5,000	208,750
PepsiCo	2,000	131,340
Procter & Gamble	2,000	126,080

		466,170

Energy — 19.5%
Anadarko Petroleum	2,000	161,440
Cabot Oil & Gas	3,000	95,700
Devon Energy	1,000	63,810
Exxon Mobil	1,200	100,488
Range Resources	1,200	69,024
Schlumberger	1,500	112,755
SM Energy	2,000	145,160
Williams	7,000	201,740

		950,117

Financials — 9.3%
American Express	2,500	125,350
JPMorgan Chase	5,000	186,500
MetLife	4,000	141,320

		453,170

Description	Shares	Value

Health Care — 13.6%
Allscripts Healthcare Solutions*	5,500	$105,160
Celgene*	2,500	181,750
Covidien	2,500	128,750
Dentsply International	4,500	169,830
Thermo Fisher Scientific*	1,500	79,350

		664,840

Industrials — 6.6%
Danaher	3,500	183,785
Roper Industries	1,500	140,084

		323,869

Information Technology — 21.6%
Apple*	300	136,944
Brocade Communications Systems*	15,000	84,150
International Business Machines	1,000	192,600
Microsoft	6,000	177,180
Nuance Communications*(A)	7,000	199,640
Oracle	5,000	141,000
Western Union	6,500	124,150

		1,055,664

Materials — 4.8%
FMC	2,500	231,700

Telecommunication Services — 4.2%
AT&T	7,000	205,870

Utilities — 4.4%
Duke Energy (A)	10,000	213,100

Total Common Stock
(Cost $3,318,955)		4,886,233

CASH EQUIVALENTS** — 2.4%
AIM STIT-Government & Agency Portfolio, 0.020%	1,375	1,375
FFI Select Institutional Fund, 0.154% (B)	24,515	24,515
Fidelity Institutional Prime Money Market Fund, 0.208% (B)	34,144	34,144
Invesco AIM Liquid Asset Money Fund, 0.148% (B)	25,740	25,740
JPMorgan Prime Money Market Fund, 0.201% (B)	33,095	33,095

Total Cash Equivalents
(Cost $118,869)		118,869

The accompanying notes are an integral part of the financial statements.
37

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST LKCM MULTI-CAP EQUITY FUND

Description	Face Amount	Value

REPURCHASE AGREEMENTS (B)(C) — 7.1%
BNP Paribas 0.200%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $49,030	$49,029	$49,029
HSBC Securities 0.250%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $149,540	149,540	149,540
Mizuho 0.150%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $147,088	147,088	147,088

Total Repurchase Agreements
(Cost $345,657)		345,657

Total Investments — 109.7%
(Cost $3,783,481)		$5,350,759

Percentages are based on Net Assets of $4,879,195.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2012.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $451,815.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $463,151.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

The accompanying notes are an integral part of the financial statements.
38

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST LKCM SMALL-MID CAP EQUITY FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments. Excludes securities purchased with cash collateral received from securities lending.

SCHEDULE OF INVESTMENTS

Description	Shares	Value

COMMON STOCK — 95.0%

Consumer Discretionary — 13.3%
Gentex	29,175	$783,932
LKQ*	26,600	867,160
Polaris Industries	14,525	935,410
Tractor Supply	11,125	898,566
Ulta Salon Cosmetics & Fragrance*	10,850	826,987

		4,312,055

Energy — 9.6%
CARBO Ceramics (A)	5,350	520,288
Core Laboratories (A)	5,725	608,167
Oasis Petroleum* (A)	20,125	679,017
Rosetta Resources* (A)	14,000	671,860
SM Energy	9,050	656,849

		3,136,181

Financials — 11.9%
Affiliated Managers Group*	9,100	914,641
CIT Group*	17,775	677,939
Comerica	27,925	772,685
Lazard, Cl A (A)	24,500	703,640
Prosperity Bancshares	19,575	812,558

		3,881,463

Health Care — 11.9%
Allscripts Healthcare Solutions*	38,900	743,768
Catalyst Health Solutions*	15,050	824,138
Cerner*	10,775	656,090
HMS Holdings* (A)	25,100	828,551
IDEXX Laboratories*	9,775	826,867

		3,879,414

Description	Shares	Value

Industrials — 20.8%
AMETEK	19,975	$938,825
BE Aerospace*	21,525	908,355
Gardner Denver	8,525	635,965
Hexcel*	35,510	890,236
Kirby*	12,500	834,625
Valmont Industries	8,675	910,094
Waste Connections	20,375	658,316
WESCO International* (A)	15,590	980,299

		6,756,715

Information Technology — 20.3%
Akamai Technologies*	20,275	653,869
ANSYS*	13,950	843,835
Brocade Communications Systems*	161,900	908,259
F5 Networks*	8,325	996,836
National Instruments	24,800	667,368
Nuance Communications* (A)	30,975	883,407
TIBCO Software*	29,975	781,448
Trimble Navigation*	18,750	878,062

		6,613,084

Materials — 7.2%
Carpenter Technology	14,925	783,264
FMC	9,925	919,849
Rock-Tenn, Cl A	10,100	624,786

		2,327,899

Total Common Stock
(Cost $27,081,387)		30,906,811

CASH EQUIVALENTS** — 7.7%
AIM STIT-Government & Agency Portfolio, 0.020%	1,626,892	1,626,892
FFI Select Institutional Fund, 0.154% (B)	183,089	183,089
Fidelity Institutional Prime Money Market Fund, 0.208% (B)	255,005	255,005
Invesco AIM Liquid Asset Money Fund, 0.148% (B)	192,244	192,244
JPMorgan Prime Money Market Fund, 0.201% (B)	247,171	247,171

Total Cash Equivalents
(Cost $2,504,401)		2,504,401

The accompanying notes are an integral part of the financial statements.
39

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST LKCM SMALL-MID CAP EQUITY FUND

Description	Face Amount	Value

REPURCHASE AGREEMENTS (B)(C) — 7.9%
BNP Paribas 0.200%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $366,181	$366,179	$366,179
HSBC Securities 0.250%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $1,116,854	1,116,846	1,116,846
Mizuho 0.150%, dated 01/31/12,to be repurchased on 02/01/12,repurchase price $1,098,542	1,098,538	1,098,538

Total Repurchase Agreements
(Cost $2,581,563)		2,581,563

Total Investments — 110.6%
(Cost $32,167,351)		$35,992,775

Percentages are based on Net Assets of $32,535,924.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2012.
(A)	This security or a partial position of this security is on loan at January 31, 2012. The total value of securities on loan at January 31, 2012 was $3,381,954.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2012 was $3,459,072.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending. See Note 2 for additional information on the aggregate collateral for such repurchase agreements as of January 31, 2012.

Cl — Class

The accompanying notes are an integral part of the financial statements.
40

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST NATURAL RESOURCES FUND

SECTOR WEIGHTINGS†

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value
COMMON STOCK† — 64.2%

Energy — 49.7%
Anadarko Petroleum	11,300	$912,136
Apache	9,700	959,136
C&J Energy Services*	14,000	233,100
Cabot Oil & Gas	7,600	242,440
Cameron International*	8,500	452,200
Cenovus Energy	9,200	335,248
Chevron	6,700	690,636
Cloud Peak Energy*	11,300	214,135
Cobalt International Energy*	12,200	244,488
Concho Resources*	2,700	287,982
Devon Energy	6,100	389,241
Ecopetrol ADR	6,700	342,169
Ensco ADR	11,900	626,416
EOG Resources	8,000	849,120
Exxon Mobil	6,300	527,562
FMC Technologies*	4,400	224,884
Gran Tierra Energy*	20,200	116,554
Halliburton	10,700	393,546
Hess	13,300	748,790
Kosmos Energy*	13,300	167,048
Marathon Petroleum	6,000	229,320
Nabors Industries*	9,800	182,476
National Oilwell Varco	8,500	628,830
Noble Energy	8,800	885,896
Occidental Petroleum	11,300	1,127,401
Oil States International*	6,800	541,892
Peabody Energy	6,300	214,767

Description	Shares	Value
Penn West Petroleum	14,000	$304,640
Pioneer Natural Resources	3,400	337,620
QEP Resources	3,900	111,696
Schlumberger	12,000	902,040
Seadrill	6,600	244,860
Seadrill*	5,700	211,470
SM Energy	3,300	239,514
Suncor Energy	19,900	686,550
Talisman Energy	19,200	228,864
Tidewater	5,400	290,790
Total ADR	8,900	471,433
YPF ADR	1,500	52,500

		16,849,390

Industrials — 1.9%
Deere	6,100	525,515
Westport Innovations*	3,000	124,800

		650,315

Information Technology — 0.3%
Elster Group ADR*	8,500	115,005

Materials — 11.6%
Air Products & Chemicals	2,500	220,075
Barrick Gold	15,000	738,900
BHP Billiton ADR	4,300	341,592
Freeport-McMoRan Copper & Gold	12,600	582,246
Goldcorp	9,900	479,061
Monsanto	6,600	541,530
Potash Corp. of Saskatchewan	7,500	350,550
Praxair	2,000	212,400
Yamana Gold	26,100	450,747

		3,917,101

Utilities — 0.7%
American Water Works	3,400	114,682
Aqua America	5,100	112,506

		227,188

Total Common Stock (Cost $20,909,236)		21,758,999

EXCHANGE TRADED FUNDS — 2.4%
Alerian MLP ETF	26,600	447,678
Energy Select Sector SPDR Fund	2,000	141,340
ProShares UltraShort Oil & Gas	9,800	239,806

Total Exchange Traded Funds (Cost $807,941)		828,824

The accompanying notes are an integral part of the financial statements.
41

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

FROST NATURAL RESOURCES FUND

Description	Shares	Value
CASH EQUIVALENT** — 57.2%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $19,377,640)	19,377,640	$19,377,640

Total Investments — 123.8% (Cost $41,094,817)		$41,965,463

Percentages are based on Net Assets of $33,908,760.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of January 31, 2012.
†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
MLP	— Master Limited Partnership
SPDR	— Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.
42

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

STATEMENTS OF ASSETS AND LIABILITIES
	Growth Equity Fund	Dividend Value Equity Fund	Strategic Balanced Fund	Diversified Strategies Fund
Assets:
Investments at Value*	$348,011,547	$312,945,667	$11,528,989	$12,702,852
Affiliated Investments at Value	—	—	795,557	—
Repurchase Agreements at Value	21,684,909	25,063,341	368,181	545,595
Receivable for Investment Securities Sold	3,030,533	9,999,878	—	346,012
Receivable for Capital Shares Sold	268,143	480,440	1,781	—
Dividends and Interest Receivable	42,879	637,471	6,562	873
Receivable from Investment Adviser	41,772	38,692	4,099	—
Foreign Tax Reclaim Receivable	—	6,061	—	—
Prepaid Expenses	16,407	14,270	10,357	12,582

Total Assets	373,096,190	349,185,820	12,715,526	13,607,914

Liabilities:
Written Options (Premiums Received $90,162)	—	—	—	147,803
Collateral Held for Securities on Loan	29,055,914	33,582,723	493,331	731,050
Payable for Investment Securities Purchased	5,219,981	3,012,044	—	55,362
Payable Due to Investment Adviser	222,783	206,355	7,122	8,524
Payable for Capital Shares Redeemed	35,381	32,010	8,289	—
Payable Due to Administrator	26,732	24,761	977	931
Payable Due to Distributor	14,492	11,546	1,640	2,453
Payable Due to Trustees	4,759	4,352	211	226
Chief Compliance Officer Fees Payable	2,043	1,879	89	113
Income Distribution Payable	—	211,194	—	—
Other Accrued Expenses	26,478	32,312	27,078	24,075

Total Liabilities	34,608,563	37,119,176	538,737	970,537

Net Assets	$338,487,627	$312,066,644	$12,176,789	$12,637,377

NET ASSETS:
Paid-in Capital	$280,628,088	$294,706,646	$15,347,194	$13,952,500
Undistributed (Distributions in Excess of) Net Investment Income	(112,470)	6,420	15,175	22,298
Accumulated Net Realized Loss on Investments	(18,735,987)	(7,684,313)	(3,630,824)	(1,191,577)
Net Unrealized Appreciation (Depreciation) on Investments and Written Options	76,707,996	25,037,891	445,244	(145,844)

Net Assets	$338,487,627	$312,066,644	$12,176,789	$12,637,377

Institutional Class Shares:
Net Assets	$266,336,464	$245,542,089	$4,194,602	$—
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	25,874,135	26,853,217	407,374	—
Net Asset Value, Offering and Redemption Price Per Share	$10.29	$9.14	$10.30	$—

Class A Shares:
Net Assets	$72,151,163	$66,524,555	$7,982,187	$12,637,377
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	7,017,322	7,278,536	776,075	1,368,788
Net Asset Value,Redemption Price Per Share†	$10.28	$9.14	$10.29	$9.23

Maximum Offering Price Per Share — Class A	$10.91	$9.70	$10.92	$9.79

	($10.28/94.25%)	($9.14/94.25%)	($10.29/94.25%)	($9.23/94.25%)
Cost of Investments & Repurchase Agreements	$292,988,460	$312,971,117	$11,456,284	$13,336,650
Cost of Affiliated Investment	—	—	791,199	—

* Includes Market Value of Securities on Loan	$28,375,136	$32,698,108	$481,888	$713,514

† The Diversified Strategies Fund charges redemption fees. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
43

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

STATEMENTS OF ASSETS AND LIABILITIES

	Kempner Multi-Cap Deep Value Equity Fund	Small Cap Equity Fund	International Equity Fund	Low Duration Bond Fund

Assets:
Investments at Value*	$184,012,544	$197,367,894	$255,274,749	$228,347,312
Repurchase Agreements at Value	8,498,571	24,370,963	1,079,379	8,752,181
Foreign Currency†	—	—	1,562,591	—
Unrealized Gain on Forward Foreign Currency Contracts	—	—	696,131	—
Receivable for Investment Securities Sold	—	3,757,879	179,662	4,210,556
Receivable for Capital Shares Sold	701,634	401,651	346,524	117,137
Dividends and Interest Receivable	267,985	50,604	399,024	1,033,474
Receivable from Investment Adviser	—	—	—	29,819
Foreign Tax Reclaim Receivable	—	—	133,340	—
Prepaid Expenses	10,693	12,061	14,019	16,392

Total Assets	193,491,427	225,961,052	259,685,419	242,506,871

Liabilities:
Collateral Held for Securities on Loan	11,387,355	32,654,996	1,446,275	5,027,600
Unrealized Loss on Forward Foreign Currency Contracts	—	—	65,835	—
Payable for Investment Securities Purchased	—	6,042,655	—	—
Payable Due to Investment Adviser	87,040	141,665	210,418	99,396
Payable for Capital Shares Redeemed	112,932	108,790	186,283	61,446
Payable Due to Administrator	14,162	14,564	21,766	19,081
Payable Due to Distributor	5,961	6,830	8,793	5,648
Payable Due to Trustees	2,553	3,534	4,454	3,705
Chief Compliance Officer Fees Payable	1,072	1,539	1,889	1,617
Income Distribution Payable	101,721	—	—	563,072
Other Accrued Expenses	26,686	29,399	81,395	30,507

Total Liabilities	11,739,482	39,003,972	2,027,108	5,812,072

Net Assets	$181,751,945	$186,957,080	$257,658,311	$236,694,799

NET ASSETS:
Paid-in Capital	$202,784,633	$179,270,305	$266,762,092	$232,138,720
Undistributed (Accumulated Net Investment Loss/Distributions in Excess of) Net Investment Income	3,553	(293,615)	(244,107)	2,172
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(5,215,594)	(5,065,151)	(39,799,839)	935,475
Net Unrealized Appreciation (Depreciation) on Investments	(15,820,647)	13,045,541	30,301,976	3,618,432
Net Unrealized Appreciation on Forward Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	638,189	—

Net Assets	$181,751,945	$186,957,080	$257,658,311	$236,694,799

Institutional Class Shares:
Net Assets	$153,482,906	$152,906,483	$217,110,602	$207,270,416
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	17,114,479	18,263,577	26,825,680	19,784,293
Net Asset Value, Offering and Redemption Price Per Share††	$8.97	$8.37	$8.09	$10.48

Class A Shares:
Net Assets	$28,269,039	$34,050,597	$40,547,709	$29,424,383
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	3,152,282	4,109,893	5,011,060	2,808,855
Net Asset Value, Redemption Price Per Share††	$8.97	$8.29	$8.09	$10.48

Maximum Offering Price Per Share — Class A	$9.52	$8.80	$8.58	$10.78

	($8.97/94.25%)	($8.29/94.25%)	($8.09/94.25%)	($10.48/97.25%)
Cost of Investments & Repurchase Agreements	$208,331,762	$208,693,316	$226,052,152	$233,481,061

* Includes Market Value of Securities on Loan	$11,090,000	$31,585,593	$1,410,728	$4,906,086

†	Cost of Foreign Currency for the International Equity Fund was $1,555,687.
††	The International Equity Fund charges redemption fees. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.
44

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

STATEMENTS OF ASSETS AND LIABILITIES

	Total Return Bond Fund	Municipal Bond Fund	Low Duration Municipal Bond Fund	Kempner Treasury and Income Fund
Assets:
Investments at Value*	$698,531,234	$186,890,831	$87,206,945	$35,815,690
Repurchase Agreements at Value	71,709,661	—	—	—
Receivable for Investment Securities Sold	19,348	—	—	—
Receivable for Capital Shares Sold	737,924	1,609,709	831,982	—
Dividends and Interest Receivable	5,711,199	2,139,291	661,320	38,558
Receivable from Investment Adviser	85,920	15,237	14,322	—
Prepaid Expenses	23,670	11,409	9,054	3,369

Total Assets	776,818,956	190,666,477	88,723,623	35,857,617

Liabilities:
Collateral Held for Securities on Loan	70,626,415	—	—	—
Payable for Investment Securities Purchased	1,999,376	1,172,075	1,206,005	—
Payable Due to Investment Adviser	286,397	76,198	35,804	10,398
Payable for Capital Shares Redeemed	31,992	—	555,196	8,000
Payable Due to Administrator	54,978	14,628	6,874	2,852
Payable Due to Distributor	21,598	729	54	—
Payable Due to Trustees	8,247	2,318	1,115	457
Chief Compliance Officer Fees Payable	3,878	1,042	513	212
Income Distribution Payable	2,778,337	451,350	100,788	—
Other Accrued Expenses	32,529	31,333	29,555	23,246

Total Liabilities	75,843,747	1,749,673	1,935,904	45,165

Net Assets	$700,975,209	$188,916,804	$86,787,719	$35,812,452

NET ASSETS:
Paid-in Capital	$689,177,510	$176,437,846	$84,889,399	$31,646,848
Undistributed (Distributions in Excess of) Net Investment Income	2,232	30,428	8,289	(3,258)
Accumulated Net Realized Gain (Loss) on Investments	3,960,392	56,416	(347)	407,153
Net Unrealized Appreciation on Investments	7,835,075	12,392,114	1,890,378	3,761,709

Net Assets	$700,975,209	$188,916,804	$86,787,719	$35,812,452

Institutional Class Shares:
Net Assets	$591,341,847	$185,184,298	$86,697,295	$35,812,452
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	56,026,639	17,242,373	8,416,377	3,165,862
Net Asset Value, Offering and Redemption Price Per Share	$10.55	$10.74	$10.30	$11.31

Class A Shares:
Net Assets	$109,633,362	$3,732,506	$90,424	$—
Outstanding Shares of Beneficial Interest (unlimited ,authorization - no par value)	10,388,355	347,680	8,777	—
Net Asset Value, Redemption Price Per Share	$10.55	$10.74	$10.30	$—

Maximum Offering Price Per Share — Class A	$10.96	$11.07	$10.59	$—

	($10.55/96.25%)	($10.74/97.00%)	($10.30/97.25%)
Cost of Investments & Repurchase Agreements	$762,405,820	$174,498,717	$85,316,567	$32,053,981
* Includes Market Value of Securities on Loan	$69,228,617	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
45

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

STATEMENTS OF ASSETS AND LIABILITIES

	LKCM Multi-Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	Natural Resources Fund
Assets:
Investments at Value*	$5,005,102	$33,411,212	$41,965,463
Repurchase Agreements at Value	345,657	2,581,563	—
Receivable for Investment Securities Sold	7,500	—	71,215
Receivable for Capital Shares Sold	—	53,738	504,154
Dividends and Interest Receivable	4,673	5,965	3,358
Receivable from Investment Adviser	3,398	—	6,349
Foreign Tax Reclaim Receivable	113	204	193
Deferred Offering Costs	—	—	8,919
Prepaid Expenses	2,835	8,816	1,527

Total Assets	5,369,278	36,061,498	42,561,178

Liabilities:
Collateral Held for Securities on Loan	463,151	3,459,072	—
Payable for Investment Securities Purchased	—	—	8,620,823
Payable Due to Investment Adviser	3,174	27,456	8,727
Payable for Capital Shares Redeemed	—	12,468	—
Payable Due to Administrator	406	2,928	1,024
Payable Due to Distributor	—	—	836
Payable Due to Trustees	84	739	92
Chief Compliance Officer Fees Payable	32	373	46
Other Accrued Expenses	23,236	22,538	20,870

Total Liabilities	490,083	3,525,574	8,652,418

Net Assets	$4,879,195	$32,535,924	$33,908,760

NET ASSETS:
Paid-in Capital	$3,378,947	$29,566,862	$33,119,467
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	2,693	(104,277)	(18,529)
Accumulated Net Realized Loss on Investments	(69,723)	(752,085)	(62,824)
Net Unrealized Appreciation on Investments	1,567,278	3,825,424	870,646

Net Assets	$4,879,195	$32,535,924	$33,908,760

Institutional Class Shares:
Net Assets	$4,879,195	$32,535,924	$29,571,964
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	507,833	2,790,982	2,615,554
Net Asset Value, Offering and Redemption Price Per Share	$9.61	$11.66	$11.31

Class A Shares:
Net Assets	$—	$—	$4,336,796
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	—	—	383,897
Net Asset Value, Redemption Price Per Share .	$—	$—	$11.30

Maximum Offering Price Per Share — Class A	$—	$—	$11.99

			($11.30/94.25%)
Cost of Investments & Repurchase Agreements	$3,783,481	$32,167,351	$41,094,817
* Includes Market Value of Securities on Loan	$451,815	$3,381,954	$—

The accompanying notes are an integral part of the financial statements.
46

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1 , 2 0 1 2 (U n a u d i t e d )

STATEMENTS OF OPERATIONS
	Growth Equity Fund	Dividend Value Equity Fund	Strategic Balanced Fund	Diversified Strategies Fund
Investment Income:
Dividend Income	$1,644,674	$4,072,686	$141,237	$166,381
Dividend Income from Affiliated Investment	—	—	23,221	—
Security Lending Income	20,058	53,163	3,273	4,543
Foreign Taxes Withheld	(7,034)	(61,107)	—	—

Total Investment Income	1,657,698	4,064,742	167,731	170,924

Expenses:
Investment Advisory Fees	1,250,952	1,151,377	41,285	53,948
Administration Fees	151,505	139,446	5,714	6,440
Distribution Fees - Class A	84,325	77,213	9,578	16,859
Trustees’ Fees	9,172	8,401	380	429
Chief Compliance Officer Fees	2,867	2,623	123	126
Transfer Agent Fees	28,344	32,434	23,330	11,808
Professional Fees	20,503	19,102	10,626	10,704
Registration Fees	17,047	19,674	15,243	5,865
Printing Fees	8,449	7,708	1,119	384
Custodian Fees	6,467	5,919	2,618	2,513
Offering Costs	—	—	—	19,134
Insurance and Other Expenses	10,192	9,253	3,236	1,257

Total Expenses	1,589,823	1,473,150	113,252	129,467
Less: Investment Advisory Fees Waived	(234,555)	(215,884)	(23,970)	(1,988)
Less: Fees Paid Indirectly	(10)	(48)	(6)	(3)

Net Expenses	1,355,258	1,257,218	89,276	127,476

Net Investment Income	302,440	2,807,524	78,455	43,448

Net Realized Gain (Loss) from Security Transactions	7,795,019	(734,991)	(124,286)	(1,207,066)
Net Realized Gain on Distributions from Investment Company Shares	—	—	43,370	—
Net Realized Gain on Written Options	—	—	—	323,349
Net Change in Unrealized Appreciation (Depreciation) on Investments	(6,187,757)	(309,451)	(58,819)	142,220
Net Change in Unrealized Depreciation on Affiliated Investment	—	—	(10,774)	—
Net Change in Unrealized Depreciation on Written Options	—	—	—	(35,118)

Net Realized and Unrealized Gain (Loss) on Investments	1,607,262	(1,044,442)	(150,509)	(776,615)

Increase (Decrease) in Net Assets Resulting from Operations	$1,909,702	$1,763,082	$(72,054)	$(733,167)

The accompanying notes are an integral part of the financial statements.
47

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

STATEMENTS OF OPERATIONS
	Kempner Multi-Cap Deep Value Equity Fund	Small Cap Equity Fund	International Equity Fund	Low Duration Bond Fund
Investment Income:
Dividend Income	$2,341,853	$730,146	$2,399,542	$621
Interest Income	—	—	—	3,758,073
Security Lending Income	5,862	64,903	36,952	9,516
Foreign Taxes Withheld	(22,509)	(790)	(245,601)	—

Total Investment Income	2,325,206	794,259	2,190,893	3,768,210

Expenses:
Investment Advisory Fees	492,256	871,866	1,263,397	628,760
Administration Fees	80,841	90,753	131,915	121,812
Distribution Fees - Class A	34,089	39,434	53,167	34,250
Trustees’ Fees	4,895	6,244	8,393	7,447
Chief Compliance Officer Fees	1,545	1,970	2,633	2,309
Transfer Agent Fees	25,767	26,918	35,623	27,930
Professional Fees	15,699	17,418	19,820	18,504
Registration Fees	15,205	15,678	17,517	17,653
Printing Fees	4,500	5,683	7,666	6,827
Custodian Fees	3,448	4,408	65,249	5,207
Interest Expense on Borrowings	—	344	59	132
Insurance and Other Expenses	5,715	7,165	12,142	14,936

Total Expenses	683,960	1,087,881	1,617,581	885,767
Less: Investment Advisory Fees Waived	—	—	—	(188,629)
Less: Fees Paid Indirectly	(3)	(7)	(17)	(9)

Net Expenses	683,957	1,087,874	1,617,564	697,129

Net Investment Income (Loss)	1,641,249	(293,615)	573,329	3,071,081

Net Realized Gain (Loss) from Security Transactions	514,042	(3,630,526)	(9,400,967)	2,414,841
Net Realized Gain on Foreign Currency Transactions	—	—	503,660	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,231,292	3,251,986	(27,808,293)	(2,452,321)
Net Change in Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	831,183	—

Net Realized and Unrealized Gain (Loss) on Investments	1,745,334	(378,540)	(35,874,417)	(37,480)

Increase (Decrease) in Net Assets Resulting from Operations	$3,386,583	$(672,155)	$(35,301,088)	$3,033,601

The accompanying notes are an integral part of the financial statements.
48

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

STATEMENTS OF OPERATIONS
	Total Return Bond Fund	Municipal Bond Fund	Low Duration Municipal Bond Fund	Kempner Treasury and Income Fund
Investment Income:
Interest Income	$17,107,924	$3,088,928	$825,361	$204,264
Dividend Income	1,672	1,559	1,395	424
Security Lending Income	29,311	—	—	1,731

Total Investment Income	17,138,907	3,090,487	826,756	206,419

Expenses:
Investment Advisory Fees	1,610,990	431,581	208,122	58,821
Administration Fees	312,155	83,622	40,325	16,286
Distribution Fees - Class A	132,076	1,750	169	—
Trustees’ Fees	17,394	4,777	2,322	926
Chief Compliance Officer Fees	5,264	1,471	708	282
Transfer Agent Fees	32,850	25,542	24,244	11,972
Professional Fees	29,009	15,407	12,755	11,213
Registration Fees	34,530	15,743	14,753	8,760
Printing Fees	16,095	4,407	2,129	853
Custodian Fees	12,053	3,312	2,513	2,513
Insurance and Other Expenses	33,128	17,442	10,208	2,220

Total Expenses	2,235,544	605,054	318,248	113,846
Less: Investment Advisory Fees Waived	(483,300)	(86,315)	(83,250)	—
Less: Fees Paid Indirectly	(12)	(2)	(2)	(1)

Net Expenses	1,752,232	518,737	234,996	113,845

Net Investment Income	15,386,675	2,571,750	591,760	92,574

Net Realized Gain from Security Transactions	5,808,557	57,201	—	750,463
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,707,641)	5,779,890	18,884	538,921

Net Realized and Unrealized Gain (Loss) on Investments	(3,899,084)	5,837,091	18,884	1,289,384

Increase in Net Assets Resulting from Operations	$11,487,591	$8,408,841	$610,644	$1,381,958

The accompanying notes are an integral part of the financial statements.
49

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S | F O R T H E S I X M O N T H S E N D E D J A N U A R Y 3 1 , 2 0 1 2 ( U n a u d i t e d )

STATEMENTS OF OPERATIONS

	LKCM Multi-Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	Natural Resources Fund*
Investment Income:
Dividend Income	$49,880	$152,196	$30,717
Security Lending Income	205	3,419	—
Foreign Taxes Withheld	—	(603)	(968)

Total Investment Income	50,085	155,012	29,749

Expenses:
Investment Advisory Fees	19,465	198,167	21,525
Administration Fees	2,514	21,333	2,540
Distribution Fees - Class A	—	—	2,704
Trustees’ Fees	160	1,396	131
Chief Compliance Officer Fees	52	408	46
Transfer Agent Fees	11,563	12,213	15,944
Professional Fees	10,379	11,807	8,381
Registration Fees	8,265	8,273	915
Printing Fees	146	1,284	1,798
Custodian Fees	2,514	152	3,750
Interest Expense on Borrowings	26	2,503	—
Offering Costs	—	—	21,081
Insurance and Other Expenses	575	1,754	733

Total Expenses	55,659	259,290	79,548
Less: Investment Advisory Fees Waived	(20,635)	—	(21,525)
Less: Reimbursement of Other Operating Expenses	—	—	(9,744)
Less: Fees Paid Indirectly	—	(1)	(1)

Net Expenses	35,024	259,289	48,278

Net Investment Income (Loss)	15,061	(104,277)	(18,529)

Net Realized Loss from Security Transactions	(70,915)	(631,086)	(62,824)
Net Change in Unrealized Appreciation (Depreciation) on Investments	118,959	(2,152,992)	870,646

Net Realized and Unrealized Gain (Loss) on Investments	48,044	(2,784,078)	807,822

Increase (Decrease) in Net Assets Resulting from Operations	$63,105	$(2,888,355)	$789,293

*Fund commenced operations on September 27, 2011.

The accompanying notes are an integral part of the financial statements.
50

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THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS
	Growth Equity Fund
	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations:
Net Investment Income	$302,440	$457,793
Net Realized Gain (Loss) on Investments, Affiliated Investments and Distributions from Investment Company Shares	7,795,019	5,934,223
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(6,187,757)	54,193,604

Net Increase (Decrease) in Net Assets Resulting from Operations	1,909,702	60,585,620

Dividends:
Net Investment Income:
Institutional Class Shares	(414,910)	(634,115)
Class A Shares	—	(18,819)
Return of Capital:
Institutional Class Shares	—	(76,477)
Class A Shares	—	(18,567)

Total Dividends and Distributions	(414,910)	(747,978)

Capital Share Transactions:
Institutional Class Shares:
Issued	25,448,281	52,015,925
Reinvestment of Dividends	8,136	9,775
Redeemed	(17,888,411)	(38,881,301)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	7,568,006	13,144,399

Class A Shares:
Issued	3,209,809	25,158,069
Reinvestment of Dividends	—	25,188
Redeemed	(3,402,692)	(11,086,644)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(192,883)	14,096,613

Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,375,123	27,241,012

Total Increase (Decrease) in Net Assets	8,869,915	87,078,654

Net Assets:
Beginning of Period	329,617,712	242,539,058

End of Period	$338,487,627	$329,617,712

Undistributed (Distributions in Excess of) Net Investment Income	$(112,470)	$—

Share Transactions:
Institutional Class Shares:
Issued	2,641,523	5,331,414
Reinvestment of Dividends	839	1,011
Redeemed	(1,869,479)	(4,029,983)

Total Increase (Decrease) in Net Assets from	772,883	1,302,442

Class A Shares:
Issued	332,798	2,484,475
Reinvestment of Dividends	—	2,605
Redeemed	(359,057)	(1,209,402)

Total Increase (Decrease) in Class A Shares	(26,259)	1,277,678

Net Increase (Decrease) in Shares Outstanding	746,624	2,580,120

The accompanying notes are an integral part of the financial statements.
52

F R O S T F U N D S

Dividend Value Equity Fund		Strategic Balanced Fund
Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011

$2,807,524	$5,767,777	$78,455	$258,145

(734,991)	18,578,694	(80,916)	422,131
(309,451)	14,434,858	(69,593)	1,746,699

1,763,082	38,781,329	(72,054)	2,426,975

(2,249,619)	(4,839,023)	(43,037)	(131,230)
(538,853)	(936,791)	(72,496)	(217,455)

—	—	—	—
—	—	—	—

(2,788,472)	(5,775,814)	(115,533)	(348,685)

25,886,620	46,819,899	20,801	141,392
64,770	105,704	197	194
(15,001,441)	(38,343,397)	(136,512)	(9,705,903)

10,949,949	8,582,206	(115,514)	(9,564,317)

7,218,067	30,242,365	1,631,780	2,834,468
375,396	578,575	60,238	201,247
(3,903,549)	(12,243,959)	(1,039,028)	(7,474,137)

3,689,914	18,576,981	652,990	(4,438,422)

14,639,863	27,159,187	537,476	(14,002,739)

13,614,473	60,164,702	349,889	(11,924,449)

298,452,171	238,287,469	11,826,900	23,751,349

$312,066,644	$298,452,171	$12,176,789	$11,826,900

$6,420	$(12,632)	$15,175	$8,883

2,981,567	5,115,230	2,138	13,933
7,484	11,454	20	18
(1,743,733)	(4,224,603)	(13,912)	(954,396)

1,245,318	902,081	(11,754)	(940,445)

845,841	3,213,364	166,677	274,821
43,474	63,072	6,165	19,541
(454,916)	(1,385,572)	(105,384)	(715,138)

434,399	1,890,864	67,458	(420,776)

1,679,717	2,792,945	55,704	(1,361,221)

The accompanying notes are an integral part of the financial statements.
53

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS
	Diversified Strategies Fund*
	Six Months Ended January 31, 2012 (Unaudited)	Period Ended July 31, 2011
Operations:
Net Investment Income (Loss)	$43,448	$(5,518)
Net Realized Gain (Loss) on Investments and Written Options	(883,717)	(25,253)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	107,102	(252,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	(733,167)	(283,717)

Dividends:
Net Investment Income:
Institutional Class Shares	N/A	N/A
Class A Shares	(21,150)	—
Realized Capital Gains:
Institutional Class Shares	N/A	N/A
Class A Shares	(277,089)	—

Total Dividends and Distributions	(298,239)	—

Capital Share Transactions:
Institutional Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—

Class A Shares:
Issued	932,447	19,594,156
Reinvestment of Dividends	19,069	—
Redeemed	(4,445,453)	(2,147,719)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(3,493,937)	17,446,437

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,493,937)	17,446,437

Total Increase (Decrease) in Net Assets	(4,525,343)	17,162,720

Net Assets:
Beginning of Period	17,162,720	—

End of Period	$12,637,377	$17,162,720

Undistributed (Distributions in Excess of/Accumulated Net Investment Loss) Net Investment Income	$22,298	$—

Share Transactions:
Institutional Class Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Total Increase (Decrease) in Institutional Class Shares	—	—

Class A Shares:
Issued	100,748	1,965,615
Reinvestment of Dividends	2,137	—
Redeemed	(482,658)	(217,054)

Total Increase (Decrease) in Class A Shares	(379,773)	1,748,561

Net Increase (Decrease) in Shares Outstanding	(379,773)	1,748,561

*Fund	commenced operations on January 7, 2011.

N/A – Not applicable. Share Class has not commenced operations.

The accompanying notes are an integral part of the financial statements.
54

F R O S T F U N D S

Kempner Multi-Cap Deep Value Equity Fund		Small Cap Equity Fund
Six` Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011

$1,641,249	$2,781,553	$(293,615)	$(884,049)
514,042	3,787,700	(3,630,526)	39,776,459
1,231,292	15,485,840	3,251,986	10,180,606

3,386,583	22,055,093	(672,155)	49,073,016

(1,393,157)	(2,456,139)	—	—
(237,762)	(446,803)	—	—

—	—	(23,907,219)	—
—	—	(4,796,805)	—

(1,630,919)	(2,902,942)	(28,704,024)	—

15,183,827	13,113,135	16,460,878	64,941,686
7,459	8,175	1,082,954	—
(4,958,090)	(12,609,497)	(22,315,071)	(64,764,445)

10,233,196	511,813	(4,771,239)	177,241

1,384,348	2,795,896	2,245,887	15,470,762
188,062	359,350	3,780,997	—
(2,826,020)	(4,530,738)	(2,848,067)	(11,494,776)

(1,253,610)	(1,375,492)	3,178,817	3,975,986

8,979,586	(863,679)	(1,592,422)	4,153,227

10,735,250	18,288,472	(30,968,601)	53,226,243

171,016,695	152,728,223	217,925,681	164,699,438

$181,751,945	$171,016,695	$186,957,080	$217,925,681

$3,553	$(6,777)	$(293,615)	$—

1,795,267	1,459,085	2,030,199	7,081,219
885	949	148,147	—
(593,348)	(1,433,972)	(2,702,194)	(6,912,917)

1,202,804	26,062	(523,848)	168,302

160,213	312,245	278,285	1,612,854
22,388	40,738	522,237	—
(333,819)	(516,944)	(354,890)	(1,214,273)

(151,218)	(163,961)	445,632	398,581

1,051,586	(137,899)	(78,216)	566,883

The accompanying notes are an integral part of the financial statements.
55

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS
	International Equity Fund
	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations:
Net Investment Income	$573,329	$3,630,284
Net Realized Gain (Loss) on Investments	(9,400,967)	5,119,344
Net Realized Gain (Loss) on Foreign Currency Transactions	503,660	(2,849,137)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(27,808,293)	40,994,821
Net Change in Unrealized Appreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	831,183	841,208

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,301,088)	47,736,520

Dividends:
Net Investment Income:
Institutional Class Shares	(1,479,409)	(1,705,329)
Class A Shares	(157,708)	(199,937)
Realized Capital Gains:
Institutional Class Shares	—	—
Class A Shares	—	—

Total Dividends and Distributions	(1,637,117)	(1,905,266)

Capital Share Transactions:
Institutional Class Shares:
Issued	22,896,857	47,400,693
Reinvestment of Dividends	47,588	45,287
Redemption Fees	39	41
Redeemed	(38,137,990)	(42,012,263)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(15,193,506)	5,433,758

Class A Shares:
Issued	3,123,977	11,941,622
Reinvestment of Dividends	128,060	164,803
Redeemed	(6,762,181)	(7,720,688)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	(3,510,144)	4,385,737

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(18,703,650)	9,819,495

Total Increase (Decrease) in Net Assets	(55,641,855)	55,650,749

Net Assets:
Beginning of Period	313,300,166	257,649,417

End of Period	$257,658,311	$313,300,166

Undistributed (Distributions in Excess of) Net Investment Income	$(244,107)	$819,681

Share Transactions:
Institutional Class Shares:
Issued	2,941,258	5,320,464
Reinvestment of Dividends	6,229	5,100
Redeemed	(4,814,458)	(4,754,588)

Total Increase (Decrease) in Institutional Class Shares
Class A Shares:	(1,866,971)	570,976

Issued	406,003	1,316,720
Reinvestment of Dividends	16,762	18,559
Redeemed	(854,939)	(863,988)

Total Increase (Decrease) in Class A Shares	(432,174)	471,291

Net Increase (Decrease) in Shares Outstanding	(2,299,145)	1,042,267

The accompanying notes are an integral part of the financial statements.
56

F R O S T F U N D S

Low Duration Bond Fund		Total Return Bond Fund
Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011

$3,071,081	$6,059,116	$15,386,675	$23,155,218
2,414,841	3,022,766	5,808,557	7,686,707
—	—	—	—
(2,452,321)	(2,220,016)	(9,707,641)	6,870,650

—	—	—	—

3,033,601	6,861,866	11,487,591	37,712,575

(2,789,360)	(4,945,789)	(13,108,936)	(18,460,748)
(313,837)	(617,399)	(2,421,590)	(4,121,688)

(3,188,094)	(1,740,098)	(2,994,267)	(12,466,340)
(438,635)	(272,831)	(585,483)	(2,797,262)

(6,729,926)	(7,576,117)	(19,110,276)	(37,846,038)

45,641,394	166,046,900	175,012,106	230,598,734
246,095	157,816	989,587	1,646,609
—	—	—	—
(71,910,295)	(94,397,750)	(68,081,306)	(61,411,510)

(26,022,806)	71,806,966	107,920,387	170,833,833

6,192,609	9,102,032	11,227,681	37,783,802
576,285	635,409	1,893,831	3,727,044
(3,164,355)	(13,579,287)	(6,841,898)	(13,279,149)

3,604,539	(3,841,846)	6,279,614	28,231,697

(22,418,267)	67,965,120	114,200,001	199,065,530

(26,114,592)	67,250,869	106,577,316	198,932,067

262,809,391	195,558,522	594,397,893	395,465,826

$236,694,799	$262,809,391	$700,975,209	$594,397,893

$2,172	$34,288	$2,232	$146,083

4,328,754	15,650,102	16,642,841	21,585,251
23,561	14,927	94,816	156,425
(6,805,947)	(8,917,921)	(6,497,099)	(5,754,199)

(2,453,632)	6,747,108	10,240,558	15,987,477

586,787	856,455	1,068,835	3,556,589
55,104	59,982	181,454	352,828
(299,447)	(1,282,219)	(654,131)	(1,243,901)

342,444	(365,782)	596,158	2,665,516

(2,111,188)	6,381,326	10,836,716	18,652,993

The accompanying notes are an integral part of the financial statements.
57

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS
	Municipal Bond Fund
	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations:
Net Investment Income	$2,571,750	$5,071,413
Net Realized Gain on Investments	57,201	699,942
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,779,890	(1,879,263)

Net Increase in Net Assets Resulting from Operations	8,408,841	3,892,092

Dividends:
Net Investment Income:
Institutional Class Shares	(2,577,569)	(5,030,283)
Class A Shares	(22,638)	(15,674)
Realized Capital Gains:
Institutional Class Shares	(684,609)	(110,225)
Class A Shares	(14,898)	(540)

Total Dividends and Distributions	(3,299,714)	(5,156,722)

Capital Share Transactions:
Institutional Class Shares:
Issued	38,055,077	40,345,254
Reinvestment of Dividends	36,470	51,038
Redeemed	(17,951,697)	(45,112,001)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	20,139,850	(4,715,709)

Class A Shares:
Issued	3,540,008	7,077
Reinvestment of Dividends	18,982	16,133
Redeemed	(73,907)	(627,970)

Net Increase (Decrease) in Net Assets from Class A Share Transactions	3,485,083	(604,760)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	23,624,933	(5,320,469)

Total Increase (Decrease) in Net Assets	28,734,060	(6,585,099)

Net Assets:
Beginning of Period	160,182,744	166,767,843

End of Period	$188,916,804	$160,182,744

Undistributed (Distributions in Excess of) Net Investment Income	$30,428	$58,885

Share Transactions:
Institutional Class Shares:
Issued	3,588,891	3,896,382
Reinvestment of Dividends	3,446	4,924
Redeemed	(1,694,584)	(4,354,214)

Total Increase (Decrease) in Institutional Class Shares	1,897,753	(452,908)

Class A Shares:
Issued	334,293	669
Reinvestment of Dividends	1,787	1,555
Redeemed	(6,992)	(61,312)

Total Increase (Decrease) in Class A Shares	329,088	(59,088)

Net Increase (Decrease) in Shares Outstanding	2,226,841	(511,996)

The accompanying notes are an integral part of the financial statements.
58

F R O S T F U N D S

Low Duration Municipal Bond Fund		Kempner Treasury and Income Fund
Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011

$591,760	$1,244,676	$92,574	$862,707
—	22,760	750,463	181,913
18,884	(279,103)	538,921	1,441,261

610,644	988,333	1,381,958	2,485,881

(599,297)	(1,231,422)	(199,128)	(799,345)
(591)	(5,444)	—	—

(22,904)	(21,690)	(343,311)	(347,205)
(29)	(131)	—	—

(622,821)	(1,258,687)	(542,439)	(1,146,550)

20,389,564	36,361,183	8,107,393	7,580,412
11,893	7,392	22,300	32,959
(13,352,435)	(22,287,641)	(4,425,997)	(4,040,838)

7,049,022	14,080,934	3,703,696	3,572,533

8,970	25,614	—	—
543	5,363	—	—
(33,638)	(562,860)	—	—

(24,125)	(531,883)	—	—

7,024,897	13,549,051	3,703,696	3,572,533

7,012,720	13,278,697	4,543,215	4,911,864

79,774,999	66,496,302	31,269,237	26,357,373

$86,787,719	$79,774,999	$35,812,452	$31,269,237

$8,289	$16,417	$(3,258)	$103,296

1,978,660	3,537,364	721,727	710,057
1,156	718	1,997	3,123
(1,296,126)	(2,167,271)	(392,815)	(378,696)

683,690	1,370,811	330,909	334,484

588	2,486	—	—
53	521	—	—
(3,265)	(54,917)	—	—

(2,624)	(51,910)	—	—

681,066	1,318,901	330,909	334,484

The accompanying notes are an integral part of the financial statements.
59

THE ADVISORS’ INNER CIRCLE FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	LKCM Multi-Cap Equity Fund
	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations:
Net Investment Income (Loss)	$15,061	$10,997
Net Realized Gain (Loss) on Investments	(70,915)	1,118,679
Net Change in Unrealized Appreciation (Depreciation) on Investments	118,959	587,102

Net Increase (Decrease) in Net Assets Resulting from Operations	63,105	1,716,778

Dividends:
Net Investment Income:
Institutional Class Shares	(23,140)	(4,592)
Class A Shares	—	—
Realized Capital Gains:
Institutional Class Shares	(200,582)	—
Class A Shares	—	—

Total Dividends and Distributions	(223,722)	(4,592)

Capital Share Transactions:
Institutional Class Shares:
Issued	37,054	318,922
Reinvestment of Dividends	1,231	—
Redeemed	(779,668)	(3,092,322)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(741,383)	(2,773,400)

Class A Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Net Increase in Net Assets from Class A Share Transactions	—	—

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(741,383)	(2,773,400)

Total Increase (Decrease) in Net Assets	(902,000)	(1,061,214)

Net Assets:
Beginning of Period	5,781,195	6,842,409

End of Period	$4,879,195	$5,781,195

Undistributed Net Investment Income (Accumulated Net Investment Loss)	$2,693	$10,772

Share Transactions:
Institutional Class Shares:
Issued	3,861	33,191
Reinvestment of Dividends	139	—
Redeemed	(83,083)	(333,743)

Total Increase (Decrease) in Institutional Class Shares	(79,083)	(300,552)

Class A Shares:
Issued	—	—
Reinvestment of Dividends	—	—
Redeemed	—	—

Total Increase in Class A Shares	—	—

Net Increase (Decrease) in Shares Outstanding	(79,083)	(300,552)

*Fund commenced operations on September 27, 2011.

The accompanying notes are an integral part of the financial statements.
60

F R O S T F U N D S

LKCM Small-Mid Cap Equity Fund		Natural Resources Fund*
Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011	Period Ended January 31, 2012 (Unaudited)

$(104,277)	$(285,944)	$(18,529)
(631,086)	4,184,426	(62,824)
(2,152,992)	3,491,691	870,646

(2,888,355)	7,390,173	789,293

—	—	—
—	—	—

(887,348)	—	—
—		—

(887,348)	—	—

4,029,623	30,411,134	29,203,483
149,605	—	—
(22,839,131)	(3,988,613)	(49,748)

(18,659,903)	26,422,521	29,153,735

—	—	4,063,733
—	—	—
—	—	(98,001)

—	—	3,965,732

(18,659,903)	26,422,521	33,119,467

(22,435,606)	33,812,694	33,908,760

54,971,530	21,158,836	—

$32,535,924	$54,971,530	$33,908,760

$(104,277)	$—	$(18,529)

361,425	2,551,564	2,620,074
13,917	—	—
(2,069,668)	(316,112)	(4,520)

(1,694,326)	2,235,452	2,615,554

—	—	392,651
—	—	—
—	—	(8,754)

—	—	383,897

(1,694,326)	2,235,452	2,999,451

The accompanying notes are an integral part of the financial statements.
61

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Six Months Ended January 31, 2012 (Unaudited) and the Periods Ended July 31,
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Growth Equity Fund

Institutional Class
2012***	$10.26	$0.01		$0.04	$0.05	$(0.02)	$—	$(0.02)	$10.29	0.46	%††	$266,337	0.82	%*	0.97	%*	0.25	%*	17	%**
2011	8.21	0.02		2.06	2.08	(0.03)	—	(0.03)	10.26	25.35	††	257,479	0.82		0.97		0.21		38
2010	7.61	0.03		0.60	0.63	(0.03)	—	(0.03)	8.21	8.25	††	195,304	0.82		0.97		0.31		56
2009	9.34	0.03		(1.74)	(1.71)	(0.02)	—	(0.02)	7.61	(18.28	)††	188,920	0.85		1.00		0.38		72
2008(a)	10.00	0.00	‡	(0.66)	(0.66)	—	—	—	9.34	(6.60	)††	211,065	0.86	*	1.01	*	0.21	*	5	**
Class A
2012***	$10.24	$(0.00	)‡	$0.04	$0.04	$—	$—	$—	$10.28	0.39	%††	$72,151	1.07	%*	1.22	%*	0.00	%*	17	%**
2011	8.19	(0.00	)‡	2.06	2.06	(0.01)	—	(0.01)	10.24	25.12	††	72,139	1.07		1.22		(0.05)		38
2010	7.59	0.00	‡	0.61	0.61	(0.01)	—	(0.01)	8.19	8.05	††	47,235	1.07		1.22		0.06		56
2009	9.34	0.01		(1.75)	(1.74)	(0.01)	—	(0.01)	7.59	(18.60	)††	43,705	1.10		1.25		0.14		72
2008(b)	9.66	0.00	‡	(0.32)	(0.32)	—	—	—	9.34	(3.31	)††	41,112	1.04	*	1.19	*	0.52	*	5	**
Dividend Value Equity Fund

Institutional Class
2012***	$9.20	$0.09		$(0.06)	$0.03	$(0.09)	$—	$(0.09)	$9.14	0.34	%††	$245,542	0.82	%*	0.97	%*	2.01	%*	43	%**
2011	8.03	0.19		1.17	1.36	(0.19)	—	(0.19)	9.20	17.03	††	235,531	0.82		0.97		2.12		82
2010	7.44	0.15		0.59	0.74	(0.15)	—	(0.15)	8.03	9.96	††	198,506	0.83		0.98		1.84		76
2009	9.20	0.21		(1.61)	(1.40)	(0.21)	(0.15)	(0.36)	7.44	(14.76	)††	157,923	0.86		1.01		2.96		65
2008(a)	10.00	0.07		(0.80)	(0.73)	(0.07)	—	(0.07)	9.20	(7.28	)††	146,164	0.88	*	1.03	*	2.91	*	34	**
Class A
2012***	$9.19	$0.05		$(0.02)	$0.03	$(0.08)	$—	$(0.08)	$9.14	0.33	%††	$66,525	1.07	%*	1.22	%*	1.76	%*	43	%**
2011	8.03	0.17		1.16	1.33	(0.17)	—	(0.17)	9.19	16.62	††	62,921	1.07		1.22		1.89		82
2010	7.43	0.13		0.60	0.73	(0.13)	—	(0.13)	8.03	9.85	††	39,781	1.08		1.23		1.54		76
2009	9.20	0.19		(1.62)	(1.43)	(0.19)	(0.15)	(0.34)	7.43	(15.08	)††	18,238	1.11		1.26		2.69		65
2008(b)	9.32	0.02		(0.12)	(0.10)	(0.02)	—	(0.02)	9.20	(1.07	)††	11,099	1.06	*	1.21	*	2.65	*	34	**
Strategic Balanced Fund

Institutional Class
2012***	$10.49	$0.11		$(0.20)	$(0.09)	$(0.10)	$—	$(0.10)	$10.30	(0.77	)%††	$4,195	1.35	%*	1.76	%*	1.47	%*	12	%**
2011	9.54	0.14		1.05	1.19	(0.24)	—	(0.24)	10.49	12.49	††	4,399	1.30		1.39		1.34		21
2010	8.67	0.16		0.87	1.03	(0.16)	—	(0.16)	9.54	11.88	††	12,976	1.24		1.30		1.71		38
2009	9.76	0.32		(1.11)	(0.79)	(0.30)	—	(0.30)	8.67	(7.66	)††	12,038	1.18		1.23		3.94		33
2008(b)	10.00	0.01		(0.23)	(0.22)	(0.02)	—	(0.02)	9.76	(2.25	)††	23,960	1.35	*	1.79	*	1.05	*	9	**
Class A
2012***	$10.48	$0.10		$(0.20)	$(0.10)	$(0.09)	$—	$(0.09)	$10.29	(0.89	)%††	$7,982	1.60	%*	2.01	%*	1.26	%*	12	%**
2011	9.54	0.14		1.01	1.15	(0.21)	—	(0.21)	10.48	12.07	††	7,428	1.60		1.70		1.35		21
2010	8.67	0.13		0.88	1.01	(0.14)	—	(0.14)	9.54	11.63	††	10,775	1.50		1.56		1.40		38
2009	9.76	0.28		(1.09)	(0.81)	(0.28)	—	(0.28)	8.67	(7.88	)††	6,540	1.45		1.50		3.50		33
2008(b)	10.00	0.01		(0.24)	(0.23)	(0.01)	—	(0.01)	9.76	(2.27	)††	6,860	1.60	*	2.04	*	0.69	*	9	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2012.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
‡	Amount represents less than $0.01.
(a)	Commenced operations on April 25, 2008.
(b)	Commenced operations on June 30, 2008.
(1)	Per share data calculated using the average shares method.
Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
62

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Six Months Ended January 31, 2012 (Unaudited) and the Periods Ended July 31,
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Diversified Strategies Fund
Class A
2012***	$9.82	$0.03	$(0.40)	$(0.37)	$(0.02)	$(0.20)	$(0.22)	$9.23	(3.77	)%††	$12,637	1.89	%*	1.92	%*	0.65	%*	92	%**
2011(a)	10.00	(0.01)	(0.17)	(0.18)	—	—	—	9.82	(1.80	)††	17,163	2.00	*	2.27	*	(0.10	)*	91	**
Kempner Multi-Cap Deep Value Equity Fund

Institutional Class
2012***	$8.90	$0.08	$0.07	$0.15	$(0.08)	$—	$(0.08)	$8.97	1.79%		$153,483	0.78	%*	0.78	%*	2.01	%*	8	%**
2011	7.89	0.15	1.02	1.17	(0.16)	—	(0.16)	8.90	14.80		141,615	0.78		0.78		1.69		22
2010	7.20	0.15	0.69	0.84	(0.15)	—	(0.15)	7.89	11.75		125,363	0.79		0.79		1.87		23
2009	9.08	0.20	(1.73)	(1.53)	(0.21)	(0.14)	(0.35)	7.20	(16.33)		119,227	0.81		0.81		3.02		12
2008(b)	10.00	0.05	(0.92)	(0.87)	(0.05)	—	(0.05)	9.08	(8.69)		153,539	0.82	*	0.82	*	2.20	*	11	**
Class A
2012***	$8.90	$0.07	$0.07	$0.14	$(0.07)	$—	$(0.07)	$8.97	1.67%		$28,269	1.03	%*	1.03	%*	1.77	%*	8	%**
2011	7.89	0.13	1.01	1.14	(0.13)	—	(0.13)	8.90	14.52		29,402	1.03		1.03		1.44		22
2010	7.20	0.13	0.69	0.82	(0.13)	—	(0.13)	7.89	11.48		27,365	1.04		1.04		1.62		23
2009	9.08	0.19	(1.74)	(1.55)	(0.19)	(0.14)	(0.33)	7.20	(16.54)		26,289	1.06		1.06		2.76		12
2008(c)	9.09	0.01	0.03	0.04	(0.05)	—	(0.05)	9.08	0.43		35,014	0.99	*	0.99	*	1.44	*	11	**
Small Cap Equity Fund

Institutional Class
2012***	$9.72	$(0.01)	$(0.03)	$(0.04)	$—	$(1.31)	$(1.31)	$8.37	1.50%		$152,906	1.12	%*	1.12	%*	(0.27	)%*	63	%**
2011	7.53	(0.03)	2.22	2.19	—	—	—	9.72	29.08		182,577	1.10		1.10		(0.36)		144
2010	6.94	(0.04)	0.63	0.59	—	—	—	7.53	8.50		140,224	1.23		1.23		(0.53)		160
2009	9.61	(0.02)	(2.58)	(2.60)	—	(0.07)	(0.07)	6.94	(26.94)		80,026	1.25		1.25		(0.27)		273
2008(b)	10.00	(0.01)	(0.38)	(0.39)	—	—	—	9.61	(3.90)		64,577	1.33	*	1.33	*	(0.26	)*	110	**
Class A
2012***	$9.65	$(0.01)	$(0.04)	$(0.05)	$—	$(1.31)	$(1.31)	$8.29	1.29%		$34,051	1.37	%*	1.37	%*	(0.53	)%*	63	%**
2011	7.49	(0.06)	2.22	2.16	—	—	—	9.65	28.84		35,349	1.35		1.35		(0.62)		144
2010	6.92	(0.06)	0.63	0.57	—	—	—	7.49	8.24		24,475	1.48		1.48		(0.76)		160
2009	9.61	(0.03)	(2.59)	(2.62)	—	(0.07)	(0.07)	6.92	(27.15)		18,840	1.50		1.50		(0.51)		273
2008(c)	9.83	(0.01)	(0.21)	(0.22)	—	—	—	9.61	(2.24)		21,288	1.44	*	1.44	*	(0.73	)*	110	**
International Equity Fund

Institutional Class
2012***	$9.18	$0.02	$(1.06)	$(1.04)	$(0.05)	$—	$(0.05)	$8.09	(11.28)%		$217,110	1.15	%*	1.15	%*	0.46	%*	9	%**
2011	7.79	0.11	1.34	1.45	(0.06)	—	(0.06)	9.18	18.66		263,419	1.14		1.14		1.25		26
2010	7.18	0.07	0.55	0.62	(0.01)	—	(0.01)	7.79	8.69		218,996	1.16		1.16		0.91		35
2009	9.01	0.08	(1.71)	(1.63)	(0.20)	—	(0.20)	7.18	(17.51)		182,004	1.21		1.21		1.27		51
2008(b)	10.00	0.06	(1.05)	(0.99)	—	—	—	9.01	(9.90)		230,394	1.19	*	1.19	*	2.25	*	16	**
Class A
2012***	$9.16	$0.01	$(1.05)	$(1.04)	$(0.03)	$—	$(0.03)	$8.09	(11.34)%		$40,548	1.40	%*	1.40	%*	0.21	%*	9	%**
2011	7.77	0.09	1.34	1.43	(0.04)	—	(0.04)	9.16	18.42		49,881	1.39		1.39		1.01		26
2010	7.18	0.05	0.54	0.59	—	—	—	7.77	8.22		38,653	1.41		1.41		0.64		35
2009	9.01	0.07	(1.71)	(1.64)	(0.19)	—	(0.19)	7.18	(17.65)		36,191	1.46		1.46		1.07		51
2008(c)	9.31	(0.00)‡	(0.30)	(0.30)	—	—	—	9.01	(3.22)		41,937	1.25	*	1.25	*	(0.20	)*	16	**

*	Annualized.
**	Not annualized.
***	Six months ended January 31, 2012.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
‡	Amount represents less than $0.01.
(a)	Commenced operations on January 7, 2011.
(b)	Commenced operations on April 25, 2008.
(c)	Commenced operations on June 30, 2008.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
63

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Six Months Ended January 31, 2012 (Unaudited) and the Periods Ended July 31,
	Net Asset Value, Beginning of Period	Net Investment Income (1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Bond Fund

Institutional Class
2012***	$10.64	$0.13	$—	$0.13	$(0.13)	$(0.16)	$(0.29)	$10.48	1.32	%††	$207,271	0.53	%*	0.68	%*	2.47	%*	38	%**
2011	10.67	0.27	0.04	0.31	(0.25)	(0.09)	(0.34)	10.64	2.97	††	236,573	0.53		0.68		2.56		56
2010	10.32	0.37	0.33	0.70	(0.35)	—	(0.35)	10.67	6.86	††	165,334	0.53		0.70		3.52		62
2009	10.01	0.47	0.30	0.77	(0.46)	(0.00)‡	(0.46)	10.32	8.00	††	103,107	0.52		0.72		4.77		56
2008(a)	10.00	0.10	0.01	0.11	(0.10)	—	(0.10)	10.01	1.12	††	118,107	0.56	*	0.76	*	3.88	*	8	**
Class A
2012***	$10.64	$0.12	$—	$0.12	$(0.12)	$(0.16)	$(0.28)	$10.48	1.20	%††	$29,424	0.78	%*	0.93	%*	2.23	%*	38	%**
2011	10.67	0.25	0.03	0.28	(0.22)	(0.09)	(0.31)	10.64	2.71	††	26,236	0.78		0.93		2.34		56
2010	10.32	0.35	0.32	0.67	(0.32)	—	(0.32)	10.67	6.60	††	30,225	0.78		0.95		3.28		62
2009	10.01	0.45	0.30	0.75	(0.44)	(0.00)‡	(0.44)	10.32	7.74	††	22,597	0.77		0.97		4.53		56
2008(b)	10.04	0.03	(0.03)	—	(0.03)	—	(0.03)	10.01	(0.02	)††	26,293	0.73	*	0.93	*	3.32	*	8	**
Total Return Bond Fund

Institutional Class
2012***	$10.70	$0.25	$(0.09)	$0.16	$(0.25)	$(0.06)	$(0.31)	$10.55	1.58	%††	$591,342	0.50	%*	0.65	%*	4.83	%*	35	%**
2011	10.71	0.54	0.35	0.89	(0.52)	(0.38)	(0.90)	10.70	8.72	††	489,685	0.51		0.66		5.08		58
2010	10.17	0.63	0.66	1.29	(0.60)	(0.15)	(0.75)	10.71	13.03	††	319,147	0.54		0.67		5.97		60
2009	9.89	0.58	0.28	0.86	(0.56)	(0.02)	(0.58)	10.17	9.08	††	238,649	0.59		0.69		5.97		67
2008(a)	10.00	0.13	(0.11)	0.02	(0.13)	—	(0.13)	9.89	0.15	††	199,384	0.62	*	0.72	*	4.78	*	12	**
Class A
2012***	$10.69	$0.24	$(0.08)	$0.16	$(0.24)	$(0.06)	$(0.30)	$10.55	1.55	%††	$109,633	0.75	%*	0.90	%*	4.58	%*	35	%**
2011	10.71	0.52	0.33	0.85	(0.49)	(0.38)	(0.87)	10.69	8.36	††	104,713	0.77		0.91		4.83		58
2010	10.17	0.61	0.65	1.26	(0.57)	(0.15)	(0.72)	10.71	12.76	††	76,319	0.79		0.92		5.73		60
2009	9.89	0.55	0.28	0.83	(0.53)	(0.02)	(0.55)	10.17	8.82	††	54,777	0.84		0.94		5.73		67
2008(b)	9.95	0.04	(0.06)	(0.02)	(0.04)	—	(0.04)	9.89	(0.21	)††	49,258	0.81	*	0.92	*	4.69	*	12	**
Municipal Bond Fund

Institutional Class
2012***	$10.43	$0.16	$0.35	$0.51	$(0.16)	$(0.04)	$(0.20)	$10.74	4.96	%††	$185,184	0.60	%*	0.70	%*	2.99	%*	3	%**
2011	10.50	0.34	(0.06)	0.28	(0.34)	(0.01)	(0.35)	10.43	2.68	††	159,989	0.62		0.72		3.25		10
2010	10.28	0.34	0.22	0.56	(0.33)	(0.01)	(0.34)	10.50	5.56	††	165,952	0.61		0.71		3.22		5
2009	9.94	0.34	0.34	0.68	(0.34)	(0.00)‡	(0.34)	10.28	6.99	††	141,775	0.62		0.72		3.39		14
2008(a)	10.00	0.09	(0.07)	0.02	(0.08)	—	(0.08)	9.94	0.24	††	124,174	0.67	*	0.77	*	3.20	*	3	**
Class A
2012***	$10.43	$0.15	$0.35	$0.50	$(0.15)	$(0.04)	$(0.19)	$10.74	4.85	%††	$3,733	0.86	%*	0.96	%*	2.73	%*	3	%**
2011	10.50	0.31	(0.06)	0.25	(0.31)	(0.01)	(0.32)	10.43	2.40	††	194	0.86		0.96		2.99		10
2010	10.28	0.31	0.23	0.54	(0.31)	(0.01)	(0.32)	10.50	5.31	††	816	0.86		0.96		2.97		5
2009(c)	10.06	0.30	0.24	0.54	(0.32)	(0.00)‡	(0.32)	10.28	5.48	††	668	0.87	*	0.97	*	3.15	*	14	**†††

*	Annualized.
**	Not annualized.

***	Six months ended January 31, 2012.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.

††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

†††	Portfolio turnover rate is for the Fund for the year ended July 31, 2009.

‡	Amounts represents less than $0.01.

(a)	Commenced operations on April 25, 2008.

(b)	Commenced operations on June 30, 2008.

(c)	Commenced operations on August 28, 2008.

(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
64

THE ADVISORS’ INNER CIRCLE FUND II	F R O S T F U N D S

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Six Months Ended January 31, 2012 (Unaudited) and the Periods Ended July 31,
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends	Net Asset Value, End of Period	Total Return†		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Low Duration Municipal Bond Fund

Institutional Class
2012***	$10.30	$0.07	$—	$0.07	$(0.07)	$(0.00)‡	$(0.07)	$10.30	0.75	%††	$86,697	0.57	%*	0.77	%*	1.43	%*	3	%**
2011	10.35	0.18	(0.05)	0.13	(0.18)	(0.00)‡	(0.18)	10.30	1.29	††	79,658	0.60		0.80		1.75		9
2010	10.22	0.21	0.13	0.34	(0.21)	—	(0.21)	10.35	3.32	††	65,841	0.61		0.81		2.02		21
2009	10.00	0.23	0.22	0.45	(0.23)	—	(0.23)	10.22	4.51	††	54,257	0.61		0.81		2.26		27
2008(a)	10.00	0.06	0.00 ‡	0.06	(0.06)	—	(0.06)	10.00	0.57	††	48,699	0.72	*	0.92	*	2.18	*	10	**
Class A
2012***	$10.30	$0.06	$—	$0.06	$(0.06)	$(0.00)‡	$(0.06)	$10.30	0.59	%††	$91	0.82	%*	1.02	%*	1.18	%*	3	%**
2011	10.35	0.16	(0.06)	0.10	(0.15)	(0.00)‡	(0.15)	10.30	1.02	††	117	0.85		1.05		1.52		9
2010	10.22	0.18	0.13	0.31	(0.18)	—	(0.18)	10.35	3.07	††	655	0.86		1.06		1.77		21
2009(b)	10.04	0.18	0.21	0.39	(0.21)	—	(0.21)	10.22	3.89	††	591	0.86	*	1.06	*	1.89	*	27	**†††
Kempner Treasury and Income Fund

Institutional Class
2012***	$11.03	$0.03	$0.43	$0.46	$(0.07)	$(0.11)	$(0.18)	$11.31	4.19%		$35,812	0.68	%*	0.68	%*	0.55	%*	0	%**
2011	10.54	0.34	0.59	0.93	(0.30)	(0.14)	(0.44)	11.03	9.08		31,269	0.76		0.76		3.14		5
2010	10.14	0.30	0.54	0.84	(0.20)	(0.24)	(0.44)	10.54	8.48		26,357	0.71		0.71		2.85		28
2009	9.94	0.01	0.33	0.34	(0.10)	(0.04)	(0.14)	10.14	3.50		26,128	0.70		0.70		0.12		114
2008(a)	10.00	0.12	(0.06)	0.06	(0.12)	—	(0.12)	9.94	0.59		21,852	1.00	*	1.00	*	4.42	*	0	**
LKCM Multi-Cap Equity Fund

Institutional Class
2012***	$9.85	$0.04	$0.13	$0.17	$(0.04)	$(0.37)	$(0.41)	$9.61	2.11	%††	$4,879	1.35	%*	2.15	%*	0.58	%*	15	%**
2011	7.71	0.02	2.13	2.15	(0.01)	—	(0.01)	9.85	27.84	††	5,781	1.35		2.00		0.16		12
2010	7.06	0.00 ‡	0.71	0.71	(0.06)	—	(0.06)	7.71	10.04	††	6,842	1.35		1.55		0.06		14
2009	9.32	0.04	(1.47)	(1.43)	(0.02)	(0.81)	(0.83)	7.06	(13.43	)††	9,807	1.35		1.36		0.62		34
2008(a)	10.00	0.01	(0.69)	(0.68)	—	—	—	9.32	(6.80)		17,389	1.35	*	1.46	*	0.46	*	23	**
LKCM Small-Mid Cap Equity Fund

Institutional Class
2012***	$12.26	$(0.03)	$(0.35)	$(0.38)	$—	$(0.22)	$(0.22)	$11.66	(2.98)%		$32,536	1.18	%*	1.18	%*	(0.47	)%*	47	%**
2011	9.40	(0.10)	2.96	2.86	—	—	—	12.26	30.43		54,972	1.26		1.26		(0.86)		53
2010	7.13	(0.08)	2.35	2.27	—	—	—	9.40	31.84		21,159	1.39		1.39		(0.92)		72
2009	9.57	(0.03)	(2.41)	(2.44)	—	—	—	7.13	(25.50	)††	10,778	1.55		1.63		(0.42)		88
2008(a)	10.00	(0.01)	(0.42)	(0.43)	—	—	—	9.57	(4.30	)††	10,984	1.55	*	2.13	*	(0.19	)*	27	**
Natural Resources Fund

Institutional Class
2012(c)***	$10.00	$(0.02)	$1.33	$1.31	$—	$—	$—	$11.31	13.10	%††^	$29,572	1.75	%*	2.77	%*	(0.66	)%*	12	%**
Class A
2012(c)***	$10.00	$(0.03)	$1.33	$1.30	$—	$—	$—	$11.30	13.00	%††^	$4,337	2.00	%*	3.25	%*	(0.73	)%*	12	%**

*	Annualized.
**	Not annualized.
***	Six months or period ended January 31, 2012.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return figures do not include applicable sales loads.
††	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.
†††	Portfolio turnover rate is for the Fund for the year ended July 31, 2009.
‡	Amounts represents less than $0.01.
^	Cumulative return, not annualized.
(a)	Commenced operations on April 25, 2008.
(b)	Commenced operations on August 28, 2008.
(c)	Commenced operations on September 27, 2011.
(1)	Per share data calculated using the average shares method.

Amounts	designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein relate to the Trust’s Frost Funds. The Frost Funds include the Frost Growth Equity Fund (formerly Frost Core Growth Equity Fund), Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Diversified Strategies Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund and Frost Natural Resources Fund (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. Frost Growth Equity Fund seeks to achieve long-term capital appreciation. Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund and Frost International Equity Fund seek to achieve long-term capital appreciation and current income. Frost Kempner Multi-Cap Deep Value Equity Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. Frost Small Cap Equity Fund seeks to maximize total return. Frost Low Duration Bond Fund and Frost Total Return Bond Fund both seek to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. Frost Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. Frost Low Duration Municipal Bond Fund seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. Frost Kempner Treasury and Income Fund seeks to provide current income consistent with the preservation of capital. Both Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund seek to maximize long-term capital appreciation. Frost Diversified Strategies Fund seeks capital growth with reduced correlation to the stock and bond markets. Frost Natural Resources Fund seeks long-term capital growth with a secondary goal of current income. The Funds may change their investment objective without shareholder approval. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds currently offer Institutional Class Shares and Class A Shares. The financial statements of the remaining funds in the Trust are presented separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing

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source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2012, no securities were fair valued.

All Registered Investment Companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Frost International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Frost International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s administrator and may request that a meeting of the Committee be held.

If a local market in which the Frost International Equity Fund owns securities is closed for one or more days, the Frost International Equity Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at January 31, 2012.

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Investments in Securities*	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stock	$310,665,837	$—	$—	$310,665,837
Cash Equivalents	37,345,710	—	—	37,345,710
Repurchase Agreements	—	21,684,909	—	21,684,909

Total Investments in Securities	$348,011,547	$21,684,909	$—	$369,696,456

Dividend Value Equity Fund
Common Stock	$292,752,032	$—	$—	$292,752,032
Cash Equivalents	20,193,635	—	—	20,193,635
Repurchase Agreements	—	25,063,341	—	25,063,341

Total Investments in Securities	$312,945,667	$25,063,341	$—	$338,009,008

Strategic Balanced Fund
Registered Investment Companies	$11,487,726	$—	$—	$11,487,726
Common Stock	118,683	—	—	118,683
Cash Equivalents	718,137	—	—	718,137
Repurchase Agreements	—	368,181	—	368,181

Total Investments in Securities	$12,324,546	$368,181	$—	$12,692,727

Diversified Strategies Fund
Registered Investment Companies	$11,874,659	$—	$—	$11,874,659
Purchased Options	41,476	—	—	41,476
Cash Equivalents	786,717	—	—	786,717
Repurchase Agreements	—	545,595	—	545,595

Total Investments in Securities	$12,702,852	$545,595	$—	$13,248,447

Kempner Multi-Cap Deep Value Equity Fund
Common Stock	$157,249,972	$—	$—	$157,249,972
Cash Equivalents	26,762,572	—	—	26,762,572
Repurchase Agreements	—	8,498,571	—	8,498,571

Total Investments in Securities	$184,012,544	$8,498,571	$—	$192,511,115

Small Cap Equity Fund
Common Stock	$178,150,761	$—	$—	$178,150,761
Cash Equivalents	19,217,133	—	—	19,217,133
Repurchase Agreements	—	24,370,963	—	24,370,963

Total Investments in Securities	$197,367,894	$24,370,963	$—	$221,738,857

International Equity Fund
Common Stock	$237,225,113	$—	$—	$237,225,113
Preferred Stock	4,866,248	—	—	4,866,248
Cash Equivalents	13,183,388	—	—	13,183,388
Repurchase Agreements	—	1,079,379	—	1,079,379

Total Investments in Securities	$255,274,749	$1,079,379	$—	$256,354,128

Low Duration Bond Fund
Asset-Backed Securities	$—	$75,588,045	$—	$75,588,045
Mortgage-Backed Securities	—	66,726,462	—	66,726,462
Corporate Obligations	—	66,146,973	—	66,146,973
Municipal Bonds	—	13,330,341	—	13,330,341
U.S. Treasury Obligations	5,026,365	—	—	5,026,365
Cash Equivalents	1,529,126	—	—	1,529,126
Repurchase Agreements	—	8,752,181	—	8,752,181

Total Investments in Securities	$6,555,491	$230,544,002	$—	$237,099,493

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Investments in Securities*	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Mortgage-Backed Securities	$—	$252,591,230	$—	$252,591,230
Corporate Obligations	—	213,168,826	—	213,168,826
Asset-Backed Securities	—	80,687,318	—	80,687,318
U.S. Treasury Obligations	51,649,720	—	—	51,649,720
Municipal Bonds	—	48,677,803	—	48,677,803
Collateralized Loan Obligations	—	21,386,917	—	21,386,917
U.S. Government Agency Obligations	—	11,192,312	—	11,192,312
Commercial Paper	—	999,904	—	999,904
Cash Equivalents	18,177,204	—	—	18,177,204
Repurchase Agreements	—	71,709,661	—	71,709,661

Total Investments in Securities	$69,826,924	$700,413,971	$—	$770,240,895

Municipal Bond Fund
Municipal Bonds	$—	$174,337,607	$—	$174,337,607
Cash Equivalent	12,553,224	—	—	12,553,224

Total Investments in Securities	$12,553,224	$174,337,607	$—	$186,890,831

Low Duration Municipal Bond Fund
Municipal Bonds	$—	$78,033,524	$—	$78,033,524
Cash Equivalent	9,173,421	—	—	9,173,421

Total Investments in Securities	$9,173,421	$78,033,524	$—	$87,206,945

Kempner Treasury and Income Fund
U.S. Treasury Obligations	$18,718,067	$—	$—	$18,718,067
Cash Equivalent	17,097,623	—	—	17,097,623

Total Investments in Securities	$35,815,690	$—	$—	$35,815,690

LKCM Multi-Cap Equity Fund
Common Stock	$4,886,233	$—	$—	$4,886,233
Cash Equivalents	118,869	—	—	118,869
Repurchase Agreements	—	345,657	—	345,657

Total Investments in Securities	$5,005,102	$345,657	$—	$5,350,759

LKCM Small-Mid Cap Equity Fund
Common Stock	$30,906,811	$—	$—	$30,906,811
Cash Equivalents	2,504,401	—	—	2,504,401
Repurchase Agreements	—	2,581,563	—	2,581,563

Total Investments in Securities	$33,411,212	$2,581,563	$—	$35,992,775

Natural Resources Fund
Common Stock	$21,758,999	$—	$—	$21,758,999
Exchange Traded Funds	828,824	—	—	828,824
Cash Equivalent	19,377,640	—	—	19,377,640

Total Investments in Securities	$41,965,463	$—	$—	$41,965,463

Other Financial Instruments**
International Equity Fund	$—	$630,296	$—	$630,296

Liabilities***
Diversified Strategies Fund	$(147,803)	$—	$—	$(147,803)

*Industry	disclosure of holdings is detailed in the Schedule of Investments.
**Other	financial instruments are forward foreign currency contracts reflected in the Schedule of Investments.
***Liabilities	are written options reflected in the Schedule of Investments.

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There were no transfers between Level 1 and Level 2 within the Funds for the six months ended January 31, 2012. There were no transfers between Level 2 and Level 3 within the Funds for the six months ended January 31, 2012. Level placement of securities is not necessarily indicative of the risk associated with the investment.

For the six months ended January 31, 2012, there have been no significant changes to the Funds’ Fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Frost International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Frost International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended January 31, 2012, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date, interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Contracts — The International Equity Fund will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Equity Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or the Statement of Assets and Liabilities.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by Frost

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Investment Advisors, LLC (the “Adviser”). In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

As discussed in Note 9, each Fund may lend portfolio securities to brokers, dealers and other financial organizations. The Funds receive cash collateral for securities on loan, a portion of which has been invested in repurchase agreements as of January 31, 2012 in a joint account for the Funds. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

As of January 31, 2012, the Growth Equity Fund, Dividend Value Equity Fund, Strategic Balanced Fund, Diversified Strategies Fund, Kempner Multi-Cap Deep Value Equity Fund, Small Cap Equity Fund, International Equity Fund, Low Duration Bond Fund, Total Return Bond Fund, LKCM Multi-Cap Equity Fund and LKCM Small-Mid Cap Equity Fund had repurchase agreements executed by the joint account as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price
BNP Paribas	0.200% due 2/1/12	$20,000,000	$20,000,000	$20,000,111
HSBC Securities	0.250% due 2/1/12	61,000,000	61,000,000	61,000,424
Mizuho	0.150% due 2/1/12	60,000,000	60,000,000	60,000,250

As of January 31, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rate	Par Value	Market Value
Corporate Obligations	09/10/13 - 01/24/22	3.561% - 5.810%	$20,080,197	$21,000,001
Corporate Obligations	02/24/12 - 01/15/37	1.550% - 10.500%	61,679,402	64,050,916
Corporate Obligations	11/19/12 - 01/06/42	1.750% - 5.400%	59,333,000	63,000,000

Options Written/Purchased — A Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Diversified Strategies Fund had options contracts as of January 31, 2012, as disclosed in the Fund’s Schedule of Investments.

Expenses — Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statement of operations, the Strategic Balanced Fund and Diversified Strategies Fund indirectly bear expenses of the underlying funds (registered investment companies) in which it invests. Because each of the underlying funds have varied expense and fee levels, and the Strategic Balanced Fund and Diversified Strategies Fund may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Classes — Class specific expenses are borne by the specific class of shares. Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

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Organization and Offering Costs — Organization costs of the Natural Resources Fund, which commenced operations on September 27, 2011, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over a twelve month period. As of January 31, 2012, the Fund had $8,919 remaining to be amortized.

Dividends and Distributions to Shareholders — The Frost Growth Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost LKCM Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund and Natural Resources Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. The Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Strategic Balanced Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, and Frost Diversified Strategies Fund each distribute their net investment income monthly, as available, and make distributions of their net realized capital gains, if any, at least annually.

Redemption Fees — The Frost International Equity Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. The Frost Diversified Strategies Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than sixty days. For the six months ended January 31, 2012, Frost International Equity Fund retained $39 and Frost Diversified Strategies Fund retained no such fees.

Line of Credit — The Funds entered into an agreement which enables them to participate in a $20 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the “Custodian”) which expires April 24, 2012. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Custodian’s current reference rate minus 1%. As of January 31, 2012, the Funds had no borrowings outstanding. Listed below are Funds which had outstanding balances during the six months ended January 31, 2012:

	Maximum Amount Borrowed	Number of Days Outstanding	Average Outstanding Balance	Daily Weighted Average Interest Rate	Interest Paid

Small Cap Equity Fund	$2,169,372	9	$346,264	3.25%	$344
International Equity Fund	507,154	2	324,770	3.25	59
Low Duration Bond Fund	1,141,529	2	730,805	3.25	132
LKCM Multi-Cap Equity Fund	72,483	4	72,483	3.25	26
LKCM Small-Mid Cap Equity Fund	9,103,508	8	3,465,485	3.25	2,503

3. Derivative Contracts:

A summary of option contracts written in the Diversified Strategies Fund during the six months ended January 31, 2012 is as follows:

	Number of Contracts	Premiums Received

Outstanding at July 31, 2011	1,486	$163,847
Written Options	7,612	1,220,850
Exercised	(449)	(159,096)
Expired	(522)	(61,869)
Closing Buys	(7,064)	(1,073,570)
Outstanding at January 31, 2012	1,063	$90,162

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

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5. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of: 0.10% on the first $2 billion of the Funds’ aggregate average daily net assets; 0.08% on the next $1 billion of the Funds’ aggregate average daily net assets; and 0.06% on the Funds’ aggregate average daily net assets over $3 billion. The minimum annual administration fee is $900,000 for the initial eight Funds. The minimum annual administration fee will increase by $90,000 for each additional fund established. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the “Plan”) for the Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of each Fund’s average net assets attributable to the Class A Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. These credit amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

Frost Investment Advisors, LLC (the “Adviser”), a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of The Frost National Bank. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below (“Voluntary Fee Reduction”). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep from exceeding certain levels as set forth below (“Expense Limitation”). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time.

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s voluntary Expense Limitation for each Fund.

Fund	Advisory Fee Before Voluntary Fee Reduction	Adviser’s Voluntary Fee Reduction	Institutional Class Voluntary Expense Limitation	Class A Voluntary Expense Limitation
Growth Equity Fund	0.80%	0.15%	1.25%	1.50%
Dividend Value Equity Fund	0.80%	0.15%	1.25%	1.50%
Strategic Balanced Fund	0.70%	0.05%	1.35%	1.60%
Diversified Strategies Fund	0.80%	None	N/A	2.00%
Kempner Multi-Cap Deep Value Equity Fund	0.59%	None	1.05%	1.30%
Small Cap Equity Fund	1.00% for assets up to $100 million	None	1.55%	1.80%
	0.85% for assets over $100 million
International Equity Fund	0.95% for assets up to $150 million	None	1.45%	1.70%
	0.90% for assets over $150 million
Low Duration Bond Fund	0.50%	0.15%	0.95%	1.20%
Total Return Bond Fund	0.50%	0.15%	0.95%	1.20%
Municipal Bond Fund	0.50%	0.10%	1.05%	1.30%
Low Duration Municipal Bond Fund	0.50%	0.20%	1.15%	1.40%
Kempner Treasury and Income Fund	0.35%	None	1.05%	1.30%*
LKCM Multi-Cap
Equity Fund	0.75%	None	1.35%	1.60%*
LKCM Small-Mid Cap Equity Fund	0.90%	None	1.55%	1.80%*
Natural Resources Fund	0.80%	None	1.75%	2.00%

* Class is registered but not yet opened.

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If at any point it becomes unnecessary for the Adviser to make Expense Limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned Expense Limitations to recapture all or a portion of its prior Expense Limitation reimbursements made during the preceding three year period. The Adviser, however, will not be permitted to recapture any amount that is attributable to its Voluntary Fee Reduction. During the six months ended January 31, 2012, the Adviser recaptured $0 of prior Expense Limitation reimbursements. At January 31, 2012, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Expense Deferred	Subject to Repayment until January 31:	Frost LKCM Multi-Cap Equity Fund	Frost LKCM Small-Mid Cap Equity Fund	Frost Strategic Balanced Fund	Frost Diversified Strategies Fund
1/31/09 – 1/31/10	2013	$3,864	$7,647	$10,156	$—
1/31/10 – 1/31/11	2014	35,358	—	13,339	5,424
1/31/11 – 1/31/12	2015	42,994	—	36,896	19,395

	Total	$82,216	$7,647	$60,391	$24,819

As of January 31, 2012, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Kempner Multi-Cap Deep Value Equity Fund	Kempner Treasury and Income Fund
Kempner Capital Management, Inc.	Kempner Capital Management, Inc.

Small Cap Equity Fund	LKCM Multi-Cap Equity Fund
Artio Global Management LLC	Luther King Capital Management Corporation
Cambiar Investors LLC	LKCM Small-Mid Cap Equity Fund
International Equity Fund	Luther King Capital Management Corporation
Thornburg Investment Management, Inc.

7. Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended January 31, 2012 were as follows:

	U.S. Government	Other		Total
Growth Equity Fund
Purchases	$—	$55,725,217		$55,725,217
Sales	—	48,306,185		48,306,185
Dividend Value Equity Fund
Purchases	—	127,956,275		127,956,275
Sales	—	114,651,694		114,651,694
Strategic Balanced Fund
Purchases	—	1,661,835	*	1,661,835	*
Sales	—	1,296,513		1,296,513
Diversified Strategies Fund
Purchases	—	11,630,440		11,630,440
Sales	—	14,275,544		14,275,544
Kempner Multi-Cap Deep
Value Equity Fund
Purchases	—	14,000,141		14,000,141
Sales	—	12,589,099		12,589,099
Small Cap Equity Fund
Purchases	—	116,701,017		116,701,017
Sales	—	152,494,544		152,494,544
International Equity Fund
Purchases	—	23,478,793		23,478,793
Sales	—	56,396,100		56,396,100
Low Duration Bond Fund
Purchases	46,076,515	30,599,180		76,675,695
Sales	79,544,854	40,536,550		120,081,404

*	Includes $22,859 of purchases of affiliated investment.

	U.S. Government	Other	Total
Total Return Bond Fund
Purchases	$201,067,307	$130,704,193	$331,771,500
Sales	132,832,797	73,655,127	206,487,924
Municipal Bond Fund
Purchases	—	22,193,247	22,193,247
Sales	—	5,163,240	5,163,240
Low Duration Municipal Bond Fund
Purchases	—	13,663,146	13,663,146
Sales	—	2,140,000	2,140,000
Kempner Treasury and Income Fund
Purchases	—	—	—
Sales	4,259,104	—	4,259,104
LKCM Multi-Cap Equity Fund
Purchases	—	773,029	773,029
Sales	—	1,713,736	1,713,736
LKCM Small-Mid Cap Equity Fund
Purchases	—	19,932,625	19,932,625
Sales	—	39,963,537	39,963,537
Natural Resources Fund
Purchases	—	22,894,226	22,894,226
Sales	—	1,114,225	1,114,225

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8. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to paydown of mortgage and asset-backed securities for tax purposes, wash sales and differing book and tax treatments for foreign currency transactions and certain net operating losses which, for tax purposes, are not available to offset future income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended July 31, 2011 and July 31, 2010 was as follows:

	Tax Exempt	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Growth Equity Fund
2011	$—	$652,934	$—	$95,044	$747,978
2010	—	808,003	—	—	808,003
Dividend Value Equity Fund
2011	—	5,775,814	—	—	5,775,814
2010	—	3,940,041	—	—	3,940,041
Strategic Balanced Fund
2011	—	348,685	—	—	348,685
2010	—	337,807	—	—	337,807
Kempner Multi-Cap Deep Value Equity Fund
2011	—	2,902,942	—	—	2,902,942
2010	—	2,933,519	—	—	2,933,519
International Equity Fund
2011	—	1,905,266	—	—	1,905,266
2010	—	366,526	—	—	366,526
Low Duration Bond Fund
2011	—	5,785,139	1,790,978	—	7,576,117
2010	—	5,857,386	—	—	5,857,386
Total Return Bond Fund
2011	—	24,050,864	13,795,174	—	37,846,038
2010	—	22,411,371	2,226,520	—	24,637,891
Municipal Bond Fund
2011	5,045,957	—	110,765	—	5,156,722
2010	4,990,579	—	157,341	—	5,147,920
Low Duration Municipal Bond Fund
2011	1,236,866	—	21,821	—	1,258,687
2010	1,229,638	—	—	—	1,229,638
Kempner Treasury and Income Fund
2011	—	843,706	302,844	—	1,146,550
2010	—	736,371	391,846	—	1,128,217
LKCM Multi-Cap Equity Fund
2011	—	4,592	—	—	4,592
2010	—	68,647	—	—	68,647

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As of July 31, 2011, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Currency Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total
Growth Equity Fund	$—	$—	$—	$(26,516,358)	$—	$82,881,105	$—	$56,364,747
Dividend Value Equity Fund	104,217	—	—	(6,810,267)	—	25,208,283	(116,845)	18,385,388
Strategic Balanced Fund	8,883	—	—	(3,461,578)	—	469,877	—	(2,982,818)
Diversified Strategies Fund	169,946	—	3,274	—	—	(456,937)	—	(283,717)
Kempner Multi-Cap Deep Value Equity Fund	177,562	—	—	(5,729,636)	—	(17,051,939)	(184,339)	(22,788,352)
Small Cap Equity Fund	24,320,949	—	4,381,304	—	—	8,360,701	—	37,062,954
International Equity Fund	1,636,930	—	—	(30,741,610)	(1,031,664)	57,756,355	214,413	27,834,424
Low Duration Bond Fund	585,250	—	2,034,948	—	—	6,076,630	(444,424)	8,252,404
Total Return Bond Fund	2,301,243	—	1,731,539	—	—	17,568,251	(2,180,649)	19,420,384
Municipal Bond Fund	—	427,828	698,722	—	—	6,640,987	(397,706)	7,369,831
Low Duration Municipal Bond Fund	20	108,558	22,567	—	—	1,879,212	(99,860)	1,910,497
Kempner Treasury and Income Fund	103,296	—	1	—	—	3,222,788	—	3,326,085
LKCM Multi-Cap Equity Fund	10,772	—	200,573	—	—	1,449,520	—	1,660,865
LKCM Small-Mid Cap Equity Fund	—	—	886,959	—	—	5,857,806	—	6,744,765

For Federal income tax purposes, capital loss carryforwards represent realized losses that a Fund may carry forward for a maximum period of eight years and apply against future net realized gains. At July 31, 2011, the breakdown of capital loss carryforwards was as follows:

	Expires 2017	Expires 2018	Expires 2019	Total Capital Loss Carryforwards 07/31/11
Growth Equity Fund	$1,548,067	$24,968,291	$—	$26,516,358
Dividend Value Equity Fund	—	6,810,267	—	6,810,267
Strategic Balanced Fund	1,632,619	1,230,836	598,123	3,461,578
Kempner Multi-Cap Deep Value Equity Fund	—	5,729,636	—	5,729,636
International Equity Fund	9,495,151	21,246,459	—	30,741,610

Post October foreign currency losses realized from November 1, 2010 through July 31, 2011 may be deferred if a fund elects to defer in accordance with federal income tax regulations. The loss will be treated as having arisen in the following year.

During the fiscal year ended July 31, 2011, the Growth Equity Fund, Dividend Value Equity Fund, Kempner Multi-Cap Deep Value Equity Fund, Small Cap Equity Fund, International Equity Fund, LKCM Multi-Cap Equity Fund and LKCM Small-Mid Cap Equity Fund utilized $5,510,083, $18,613,656, $3,282,322, $11,403,900, $504,703, $918,107 and $3,274,846, respectively, of capital loss carryforwards, to offset capital gains.

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Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at January 31, 2012 were as follows (excluding written options):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Growth Equity Fund	$292,988,460	$84,047,280	$(7,339,284)	$76,707,996
Dividend Value Equity Fund	312,971,117	30,593,814	(5,555,923)	25,037,891
Strategic Balanced Fund	12,247,483	731,633	(286,389)	445,244
Diversified Strategies Fund	13,336,650	261,397	(349,600)	(88,203)
Kempner Multi-Cap Deep Value Equity Fund	208,331,762	26,252,247	(42,072,894)	(15,820,647)
Small Cap Equity Fund	208,693,316	20,909,002	(7,863,461)	13,045,541
International Equity Fund	226,052,152	46,532,100	(16,230,124)	30,301,976
Low Duration Bond Fund	233,481,061	4,451,659	(833,227)	3,618,432
Total Return Bond Fund	762,405,820	32,355,444	(24,520,369)	7,835,075
Municipal Bond Fund	174,498,717	12,429,093	(36,979)	12,392,114
Low Duration Municipal Bond Fund	85,316,567	1,907,532	(17,154)	1,890,378
Kempner Treasury and Income Fund	32,053,981	3,761,709	—	3,761,709
LKCM Multi-Cap Equity Fund	3,783,481	1,575,103	(7,825)	1,567,278
LKCM Small-Mid Cap Equity Fund	32,167,351	4,159,635	(334,211)	3,825,424
Natural Resources Fund	41,094,817	1,105,764	(235,118)	870,646

9. Securities Lending:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Cash collateral received may be invested in accordance within the guidelines approved by the Funds’ Adviser. Any loss from investments of cash collateral is at the relevant Fund’s risk. Investments purchased with cash collateral are presented on the Schedules of Investments. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations.

Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

10. Risks:

At January 31, 2012, the net assets of the Frost International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

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The Strategic Balanced Fund, Low Duration Bond Fund and Total Return Bond Fund invest in mortgage-related or other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, decreases in real estate values and early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although certain mortgages and mortgage-related securities are supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In pursuing its investment objectives, the Natural Resources Fund concentrates its investments in securities of companies in the natural resources industries. Events that affect the natural resources industries will have a greater effect on the Natural Resources Fund than they would on a fund that is more widely diversified among a number of unrelated industries. Such factors include warehousing and delivery constraints, changes in supply and demand dynamics, a potential lack of fungibility, weather, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, technological developments, and changes in interest rates. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Natural Resources Fund.

In pursuing their investment objectives, the Strategic Balanced Fund, Diversified Strategies Fund, and Natural Resources Fund may invest in other investment companies, such as mutual funds, closed-end funds and exchange traded funds (“ETFs”). Closed-end funds and ETFs are pooled investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Strategic Balanced, Diversified Strategies and Natural Resources Funds’ holdings at the most optimal time, which could adversely affect the Strategic Balanced, Diversified Strategies and Natural Resources Funds’ performance.

To the extent the Strategic Balanced Fund, Diversified Strategies, and Natural Resources Fund invest in other investment companies, such as ETFs, closed-end funds and other mutual funds, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Strategic Balanced Fund, Diversified Strategies, and Natural Resources Fund rely on that investment company to achieve their investment objective. If the investment company fails to achieve its objective, the value of the Strategic Balanced, Diversified Strategies and Natural Resources Funds’ investment could decline, which could adversely affect the Strategic Balanced, Diversified Strategies and Natural Resources Funds’ performance. By investing in another investment company, the Strategic Balanced Fund, Diversified Strategies Fund, and Natural Resources Fund shareholders indirectly bear the Strategic Balanced, Diversified Strategies and Natural Resources Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that the Strategic Balanced Fund, Diversified Strategies Fund, and Natural Resources Fund shareholders directly bear in connection with the Strategic Balanced, Diversified Strategies and Natural Resources Funds’ own operations.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

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11. Other:

On January 31, 2012, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	# of	% of Outstanding
	Shareholders	Shares

Growth Equity Fund

Institutional Class Shares	1	95.58%

Class A Shares	3	94.53%

Dividend Value Equity Fund

Institutional Class Shares	1	92.84%

Class A Shares	3	71.02%

Strategic Balanced Fund

Institutional Class Shares	1	99.02%

Class A Shares	3	75.52%

Diversified Strategies Fund

Class A Shares	1	89.54%

Kempner Multi-Cap Deep Value Equity Fund

Institutional Class Shares	1	98.39%

Class A Shares	4	97.03%

Small Cap Equity Fund

Institutional Class Shares	1	94.34%

Class A Shares	3	92.01%

International Equity Fund

Institutional Class Shares	1	87.94%

Class A Shares	3	90.69%

Low Duration Bond Fund

Institutional Class Shares	1	90.04%

Class A Shares	3	75.07%

Total Return Bond Fund

Institutional Class Shares	1	86.92%

Class A Shares	3	91.79%

Municipal Bond Fund

Institutional Class Shares	1	98.08%

Class A Shares	2	93.53%

Low Duration Municipal Bond Fund

Institutional Class Shares	1	97.70%

Class A Shares	5	95.37%

Kempner Treasury and Income Fund

Institutional Class Shares	1	94.50%

LKCM Multi-Cap Equity Fund

Institutional Class Shares	1	99.32%

LKCM Small-Mid Cap Equity Fund

Institutional Class Shares	3	90.61%

Natural Resources Fund

Institutional Class Shares	1	97.05%

Class A Shares	1	98.30%

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

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12. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements”. ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not allowed. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

13. Subsequent Events:

Effective February 13, 2012, the Frost LKCM Small-Mid Cap Equity Fund changed its name to Frost Mid Cap Equity Fund.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of January 31, 2012.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a fund’s average net assets; this percentage is known as a fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 08/01/11	Ending Account Value 01/31/12	Annualized Expense Ratios	Expense Paid During Period*
Growth Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,004.60	0.82%	$4.13
Class A Shares	$1,000.00	$1,003.90	1.07%	$5.39

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.01	0.82%	$4.17
Class A Shares	$1,000.00	$1,019.76	1.07%	$5.43
Dividend Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,003.40	0.82%	$4.14
Class A Shares	$1,000.00	$1,003.30	1.07%	$5.39

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.01	0.82%	$4.17
Class A Shares	$1,000.00	$1,019.76	1.07%	$5.43
Strategic Balanced Fund(1)
Actual Fund Return
Institutional Class Shares	$1,000.00	$992.30	1.35%	$6.78
Class A Shares	$1,000.00	$991.10	1.60%	$8.01

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.33	1.35%	$6.87
Class A Shares	$1,000.00	$1,017.09	1.60%	$8.11
Diversified Strategies Fund(1)
Actual Fund Return
Class A Shares	$1,000.00	$962.30	1.89%	$9.35

Hypothetical 5% Return
Class A Shares	$1,000.00	$1,015.61	1.89%	$9.60
Kempner Multi-Cap Deep Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,017.90	0.78%	$3.96
Class A Shares	$1,000.00	$1,016.70	1.03%	$5.22

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.21	0.78%	$3.97
Class A Shares	$1,000.00	$1,019.96	1.03%	$5.23
Small Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,015.00	1.12%	$5.67
Class A Shares	$1,000.00	$1,012.90	1.37%	$6.93

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.51	1.12%	$5.69
Class A Shares	$1,000.00	$1,018.25	1.37%	$6.95
International Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$887.20	1.15%	$5.46
Class A Shares	$1,000.00	$886.60	1.40%	$6.64

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.35	1.15%	$5.84
Class A Shares	$1,000.00	$1,018.10	1.40%	$7.10

	Beginning Account Value 08/01/11	Ending Account Value 01/31/12	Annualized Expense Ratios	Expense Paid During Period*
Low Duration Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,013.20	0.53%	$2.67
Class A Shares	$1,000.00	$1,012.00	0.78%	$3.94

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.48	0.53%	$2.69
Class A Shares	$1,000.00	$1,021.22	0.78%	$3.96
Total Return Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,015.80	0.50%	$2.55
Class A Shares	$1,000.00	$1,015.50	0.75%	$3.80

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.60	0.50%	$2.56
Class A Shares	$1,000.00	$1,021.37	0.75%	$3.81
Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,049.60	0.60%	$3.09
Class A Shares	$1,000.00	$1,048.50	0.86%	$4.43

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.12	0.60%	$3.05
Class A Shares	$1,000.00	$1,020.81	0.86%	$4.37
Low Duration Municipal Bond Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,007.50	0.57%	$2.85
Class A Shares	$1,000.00	$1,005.90	0.82%	$4.13

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,022.29	0.57%	$2.87
Class A Shares	$1,000.00	$1,021.01	0.82%	$4.17
Kempner Treasury and Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,041.90	0.68%	$3.48

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.72	0.68%	$3.45
LKCM Multi-Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,021.10	1.35%	$6.87

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,018.34	1.35%	$6.86
LKCM Small-Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$970.20	1.18%	$5.85

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.20	1.18%	$5.99
Natural Resources Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,131.00	1.75%	$6.27	**
Class A Shares	$1,000.00	$1,130.00	2.00%	$7.08	**

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,016.54	1.75%	$8.67
Class A Shares	$1,000.00	$1,015.43	2.00%	$9.78

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 184/366 (to reflect the one-half year period).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 126/366 (to reflect the period from September 27, 2011 through January 31, 2012).

(1) Excludes indirect expenses of underlying funds in which the Fund invests.

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BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of the Advisors Inner Circle Fund II (the “Trust”) must annually review and re-approve the following agreements (collectively, the “Agreements”):

•

the Advisory Agreement between Frost Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Frost Growth Equity Fund (formerly the Frost Core Growth Equity Fund), Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Kempner Treasury and Income Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost LKCM Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund, Frost Diversified Strategies Fund and Frost Natural Resources Fund (collectively, the “Funds”); and

•

the Sub-Advisory Agreements between the Adviser and Kempner Capital Management, Inc., the Adviser and Luther King Capital Management Corporation, the Adviser and Thornburg Investment Management, Inc., the Adviser and Artio Global Management LLC (“Artio”) and the Adviser and Cambiar Investors LLC (“Cambiar”) (each a “Sub-Adviser” and, collectively, the “Sub-Advisers”).

After their initial two-year terms, the Agreements must be re-approved: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. The Trustees use this information, as well as other information that the Advisers and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.

Prior to this year’s meeting held on November 15-16, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Advisers and Sub-Advisers; (ii) the investment performance of the Funds, the Adviser and the Sub-Advisers; (iii) the costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, the representatives from the Adviser and each of the Sub-Advisers presented overviews of their advisory businesses, including the Adviser and each Sub-Adviser’s history, ownership structure and affiliations, assets under management, investment personnel, investment approach, including use of derivatives, as applicable, approach to risk management, best execution and use of soft dollars, as applicable. In addition, the Adviser’s representatives reviewed each Frost Fund’s historic asset levels and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser and the Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and each of the Sub-Advisers and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and each of the Sub-Advisers to the Fund(s) they managed, including the quality and continuity of the Adviser and the Sub-Advisers’ portfolio management personnel. The most recent investment adviser registration form (ìForm ADVî) for the Adviser and each of the Sub-Advisers was provided to the Board, as was the response of the Adviser and each Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each respective Fund.

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BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees also considered other services provided by the Adviser and the Sub-Advisers to the Fund(s) they manage, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with information regarding each Fund’s performance since the Agreements were last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser and the Sub-Advisers provided information regarding and led a discussion of factors impacting the performance of their respective Fund(s) over the past year, outlining current market conditions and their expectations and strategies for the future. With respect to the Frost Dividend Value Equity Fund, the Board noted that the Fund’s performance was generally favorable to that of its benchmark. With respect to the Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Low Duration Bond Fund, Frost Diversified Strategies Fund, Frost LKCM Small-Mid Cap Equity Fund and the Frost LKCM Multi-Cap Equity Fund, the Board noted that each Fund’s performance was generally comparable to that of its benchmark index. With respect to the Frost Growth Equity Fund and the Frost Strategic Balanced Fund, the Board noted that, although each of these Funds underperformed its respective benchmark over recent periods of time, each Fund’s performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. With respect to the Frost Low Duration Municipal Bond Fund, the Board noted that although the Fund underperformed its benchmark over various periods of time, the Fund’s recent performance was comparable to that of its benchmark. With respect to the Frost International Equity Fund, Frost Kempner Treasury and Income Fund, Frost Municipal Bond Fund and the Frost Total Return Bond Fund, the Board noted that although each Fund underperformed its benchmark over recent periods of time, each Fund’s long-term performance was generally favorable when compared to its benchmark. With respect to the Frost Small Cap Equity Fund, the Board noted that the Fund had recently changed sub-advisers and that the Fund’s overall performance had improved since the transition in sub-advisers. With respect to the portion of the Fund’s assets managed by Cambiar, the Board noted that the Fund’s performance was generally favorable to that of its benchmark. With respect to the portion of the Fund’s assets managed by Artio, the Board noted that, although the Fund underperformed its respective benchmark over various periods of time, the Fund’s performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. With respect to the Frost Natural Resources Fund, the Board noted that the Fund had only recently commenced operations and therefore did not have a long-enough track record for comparison. Based on this information, the Board concluded that each Fund’s performance was reasonable and that it was satisfied with the investment results that the Adviser and each Sub-Adviser had been able to achieve for the respective Fund(s).

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fees payable by to the Adviser and each of the Sub-Advisers were reasonable, the Trustees reviewed a report of the fees paid to the Adviser and each Sub-Adviser as well as the costs of services provided by and the profits realized by the Adviser and each of the Sub-Advisers from their relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its voluntary expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of each Agreement are fair and reasonable; (b) concluded that the Adviser and each of the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and each of the Sub-Advisers provide to the respective Fund(s); and (c) agreed to renew each Agreement for another year.

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BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Continued)

Frost Natural Resources Fund

During the reporting period, pursuant to Section 15(c) of the 1940 Act, at its May 17-18, 2011 meeting, the Board of the Trust considered the approval of a new advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Frost Natural Resources Fund (the “Fund”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.

Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the costs of the services to be provided, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the Adviser’s representatives provided an overview of the Adviser, including its history, investment personnel and strategy. The Adviser’s representatives also discussed the rationale for introducing the Fund as well as the potential benefits the Fund may offer. Additionally, the Adviser’s representatives provided an overview of the Fund and discussed its proposed objective, strategy, hypothetical portfolio holdings and sector allocation. The Adviser’s representatives also reviewed the Fund’s use of derivatives and exchange traded products. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Investment Performance of the Fund

Because the Fund is new, no performance information relating to the Fund was available for consideration.

Cost of Services Provided and Economies of Scale

In concluding that the advisory fee payable by the Fund to the Adviser was reasonable, the Trustees reviewed a report of the proposed fee to be paid by the Fund to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s expected total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s

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BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS AND APPROVING ADVISORY AGREEMENT (Unaudited) (Continued)

commitment to managing the Fund and its willingness to enter into a voluntary expense limitation and fee waiver arrangement. The Board noted that although the investment advisory agreement does not currently provide for breakpoints, the Board could reassess the need for breakpoints in the future as the Fund grows. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

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The Advisors’ Inner Circle Fund II

Semi-Annual Report

Investment Adviser	Sub-Advisers	Distributor
Frost Investment Advisors, LLC	Artio Global Management, LLC	SEI Investments Distribution Co.
100 West Houston Street, 15th Floor	330 Madison Avenue	One Freedom Valley Drive
P.O. Box 2509	New York, New York 10017	Oaks, Pennsylvania 19456
San Antonio, Texas 78299-2509
	Cambiar Investors, LLC	Legal Counsel
	2401 East Second Avenue, Suite 400	Morgan, Lewis & Bockius, LLP
Denver, Colorado 80206

Kempner Capital Management, Inc.
2201 Market Street, 12th Floor
FNB Building
Galveston, Texas 77550-1503

Luther King Capital
Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, Texas 76102

Thornburg Investment
Management, Inc.
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s./ Michael Beattie
Michael Beattie, President

Date: April 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s./ Michael Beattie
Michael Beattie, President

Date: April 5, 2012

By (Signature and Title)	/s./Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: April 5, 2012